'33 ACT FILE NO. 33-7094
                                                       '40 ACT FILE NO. 811-3365

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. [ ]

                       POST-EFFECTIVE AMENDMENT NO. 36 [X]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 140 [X]
                        (CHECK APPROPRIATE BOX OR BOXES.)

                     METLIFE INVESTORS USA SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                     METLIFE INVESTORS USA INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                610 NEWPORT CENTER DRIVE, NEWPORT BEACH, CA  92660

         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (310) 312-6100


                               RICHARD C. PEARSON
                                    PRESIDENT
                     METLIFE INVESTORS USA INSURANCE COMPANY
               610 NEWPORT CENTER DRIVE, NEWPORT BEACH, CA  92660
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)


[ ]     IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
[X]     ON MAY 1, 2001, PURSUANT TO PARAGRAPH (b) OF RULE 485
[ ]     60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
[ ]     ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

THE COMPANY HAS ELECTED PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTER AN INDEFINITE NUMBER OF SECURITIES. THE MOST RECENT RULE 24-F-2 NOTICE WAS FILED ON February 23, 2001.


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                              CROSS REFERENCE SHEET
                               PART A - PROSPECTUS

Item Number in Form N-4                            Caption in Prospectus
-----------------------                             ---------------------
1.      Cover Page                                  Cover Page

2.      Definitions                                 Glossary

3.      Synopsis of Highlights                      Summary of the Contract

4.      Condensed Financial Information             Condensed Financial Information;
                                                    Financial Information

5.      General Description of Registrant,          Description of MetLife Investors USA
        Depositor, and Portfolio Companies          Insurance Company, The Separate Account
                                                    and The Funds; Voting Rights; Servicing
                                                    Agent

6.      Deductions and Expenses                     Contract Charges

7.      General Description of Variable Annuity     Descriptions of the Contracts;
        Contracts                                   Accumulation Period; Annuity Benefits

8.      Annuity Period                              Annuity Benefits

9.      Death Benefit                               Death Benefits

10.     Purchases and Contract Value                Description of the Contracts;
                                                    Accumulation Period; Principal
                                                    Underwriter

11.     Redemptions                                 Accumulation Period

12.     Taxes                                       Federal Income Tax Status

13.     Legal Proceedings                           Legal Proceedings

14.     Table of Contents of the Statement of       Table of Contents of the Statement of
        Additional Information                      Additional Information


                  PART B - STATEMENT OF ADDITIONAL INFORMATION

15.     Cover Page                                  Cover Page

16.     Table of Contents                           Table of Contents

17.     General Information and History             The Insurance Company; The Separate
                                                    Account: The Trust and The Funds

18.     Services                                    Servicing Agent; Safekeeping of
                                                    Securities; Independent Auditors

19.     Purchase of Securities Being Offered        Purchase of Securities Being Offered

20.     Underwriters                                Distributions of the Contracts

21.     Calculation of Performance Data             Calculation of Performance Data

22.     Annuity Payments                            Annuity Payments

23.     Financial Statements                        Financial Statements



                                     Part C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

                 ----------------------------------------------

                                   PROSPECTUS

                                   MAY 1, 2001

                 ----------------------------------------------

                  THE METLIFE INVESTORS USA INVESTORS CHOICE VARIABLE
                                ANNUITY CONTRACTS
                                 issued through
                     METLIFE INVESTORS USA SEPARATE ACCOUNT A
                                       by
                     METLIFE INVESTORS USA INSURANCE COMPANY
--------------------------------------------------------------------------------

This Prospectus gives you important information about the individual flexible payment fixed and variable annuity contracts issued through MetLife Investors USA (formerly Security First Life) Separate Account A by MetLife Investors USA (formerly Security First Life) Insurance Company (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("qualified plans"), as well as from distributions made under retirement plans that do not qualify for special tax treatment ("non-qualified plans").

You decide how to allocate your money among the available investment choices. You may choose to allocate your payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by MetLife Investors USA Insurance Company ("MetLife Investors USA"), or to MetLife Investors USA Separate Account A (the "Separate Account"). The Separate Account, in turn, invests in the following underlying funds:


     FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND

          Money Market Portfolio
          Equity Income Portfolio
          Growth Portfolio
          Overseas Portfolio

     FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II

          Asset Manager Portfolio
          Contrafund Portfolio
          Index 500 Portfolio

     MET INVESTORS SERIES TRUST

          J.P. Morgan Quality Bond Portfolio
          Lord Abbett Growth and Income Portfolio
          BlackRock U.S. Government Income Portfolio
          BlackRock Equity Portfolio

     ALGER AMERICAN FUND

           Small Capitalization Portfolio

     METROPOLITAN SERIES FUND, INC.

          Janus Mid Cap Portfolio
          Putnam Large Cap Growth Portfolio
          Putnam International Stock Portfolio
          Russell 2000 Index Portfolio
          Loomis Sayles High Yield Bond Portfolio


You can choose any combination of these investment choices. Your Contract Value will vary daily to reflect the investment experience of the funding options selected. These funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest. THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY THE FUND PROSPECTUSES.

An investment in any of         For more information:
these variable annuities        If you would like more information about the
involves investment risk.       Contract, you can obtain a copy of the Statement
You could lose money you        of Additional Information ("SAI") dated May 1,
invest. The Contracts and       2001. The SAI is legally considered a part of
the funds are:                  this Prospectus as though it were included in
- not bank deposits or          the Prospectus. The Table of Contents of the SAI
  obligations;                  appears on page 38 of the Prospectus. To request
                                a free copy of the SAI or to ask questions,
- not federally insured or      write or call:
  guaranteed;
                                MetLife Investors USA Insurance Company
- not endorsed by any bank      610 Newport Center Drive
  or government agency; and     Newport Beach, CA  92660
                                Phone: (800) 848-3854
- not guaranteed to achieve
  their investment objective.   The Securities and Exchange Commission ("SEC")
                                has a website (http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.
                                THE SEC HAS NOT APPROVED OR DISAPPROVED THESE
                                SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS
                                TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE
                                CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----

Glossary....................................................    4
Summary of the Contracts....................................    6
Fee Tables and Examples.....................................    9
Condensed Financial Information.............................   13
Financial and Performance Information.......................   17
Description of the Insurance Company, The General
  Account, The Separate Account, The Funds and
  Service Providers.........................................   18
     The Insurance Company..................................   15
     The General Account....................................   18
     The Separate Account...................................   18
     The Funds..............................................   19
     Principal Underwriter..................................   21
     Servicing Agent........................................   21
     Custodian..............................................   22
Contract Charges............................................   22
     Premium Taxes..........................................   23
     Surrender Charge.......................................   23
     Administration Fees....................................   24
     Mortality and Expense Risk Charge......................   25
     Federal, State and Local Taxes.........................   25
     Free Look Period.......................................   25
Description of the Contracts................................   26
     Assignment.............................................   26
     Purchase Payments......................................   26
     Transfers..............................................   26
     Dollar Cost Averaging..................................   27
     Reallocation Election..................................   27
     Modification of the Contracts..........................   27
Accumulation Period.........................................   29
     Crediting Accumulation Units in the Separate Account...   29
     Surrender from the Separate Account....................   29
     Account Statements.....................................   30
Annuity Benefits............................................   30
     Variable Annuity Payments..............................   30
     Election of Annuity Date and Form of Annuity...........   31
     Frequency of Payment...................................   32
     Level Payments Varying Annually........................   32
     Annuity Unit Values....................................   33
Death Benefits..............................................   34
     Death Before the Annuity Date..........................   34
     Death After the Annuity Date...........................   35
Federal Tax Considerations..................................   36
     General Taxation of Annuities..........................   36
     Non-qualified Contracts................................   36
     Qualified Contracts....................................   37
     Withholding............................................   39
Voting Rights...............................................   40
Legal Proceedings...........................................   41
Additional Information......................................   41
Table of Contents of Statement of Additional Information


MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT -- A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT -- The person on whose life Annuity payments under a Contract are based.

ANNUITY -- A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE -- The date on which Annuity payments begin.

ANNUITY UNIT -- A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN -- The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY -- The person who has the right to a Death Benefit upon your death.

BUSINESS DAY -- Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CONTRACT -- The agreement between you and MetLife Investors USA covering your rights.

CONTRACT DATE -- The date your Contract was issued to you.

CONTRACT VALUE -- The sum of your interests in the Separate Account Series and the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

CONTRACT YEAR -- A 12-month period starting on the Contract Date and on each anniversary of the Contract Date.

FIXED ANNUITY -- An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD -- The 10-day period when you first receive your Contract. During this time period, you may cancel your Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states).

FREE WITHDRAWAL AMOUNT -- The amount that can be withdrawn in a Contract Year without incurring a surrender charge.

FUND -- A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT -- All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE -- The date on which Annuity payments begin if you do not select another date. It is the later of the Contract anniversary nearest the Annuitant's 85th birthday or the 10th anniversary of the Contract Date.

OWNER -- You, the person who has title to the Contract.

PURCHASE PAYMENT -- The amounts paid by you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT -- The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by MetLife Investors USA under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES -- The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

VALUATION DATE -- Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD -- The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

--------------------------------------------------------------------------------

                            SUMMARY OF THE CONTRACTS
--------------------------------------------------------------------------------


Please see the section          THE CONTRACTS
"Qualified Contracts" on
page 33 for more                The Contracts may be offered to:
information.
                                - Qualified Plans such as:
                                    -- Section 403(b) tax-sheltered annuities;
                                    -- Section 457 deferred compensation plans;
                                    -- Section 401 pension and profit sharing
                                       plans;
                                    -- individual retirement annuities;
                                    -- traditional Individual Retirement
                                       Accounts ("IRAs");
                                    -- Roth IRAs;
                                - Plans that do not qualify for special tax
                                  treatment (Non-qualified Contracts); and
                                - Individuals seeking to accumulate money for
                                  retirement.

Please see "Transfers" on       PURCHASE PAYMENTS
page 22 for more
information.                    Purchase Payments under the Contracts are made
                                to the General Account, the Separate Account, or allocated between them. You cay buy a Contract for $1,000 and add as little as $100 at any time
                                (for IRAs, the minimum is $500 for an initial
                                Purchase Payment and $100 for each additional payment). There is no initial sales charge;
                                however, the charges and deductions described under "Contract Charges" on page 18 will be deducted from the Contract Value. You can transfer amounts allocated to the Separate
                                Account:
                                - between any of the fund investment choices, at
                                  any time and as many times as you choose
                                - to the General Account at any time before the
                                  amount has been applied to a variable annuity option
                                You can transfer amounts allocated to the General Account:
                                - to the Separate Account only to be applied to
                                  a Variable Annuity option

Please see "The Separate        SEPARATE ACCOUNT
Account" on page 15 and
"The Funds" on page for         Purchase Payments allocated to the Separate
more information.               Account are invested at net asset value in
                                Accumulation Units in one or more of twelve
                                Series, each of which invests in one of the following twelve Funds:


--------------------------------------------------------------------------------------------
FUNDS                                                      ADVISERS/SUBADVISERS
--------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE INSURANCE       Fidelity Management and Research Company
   PRODUCTS FUND                               ("FMR")
--------------------------------------------------------------------------------------------
 Money Market Portfolio                        FMR
--------------------------------------------------------------------------------------------
 Equity Income Portfolio                       FMR
--------------------------------------------------------------------------------------------
 Growth Portfolio                              FMR
--------------------------------------------------------------------------------------------
 Overseas Portfolio                            FMR
--------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE INSURANCE       FMR
   PRODUCTS FUND II
--------------------------------------------------------------------------------------------
 Asset Manager Portfolio                       FMR
--------------------------------------------------------------------------------------------
 Contrafund Portfolio                          FMR
--------------------------------------------------------------------------------------------
 Index 500 Portfolio                           FMR
--------------------------------------------------------------------------------------------
 MET INVESTORS SERIES TRUST                    Met Investors Advisory Corp.
                                               ("Met Advisory")
--------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income Portfolio       Met Advisory; Lord Abbett & Co. ("Lord
                                               Abbett") (Subadviser)
--------------------------------------------------------------------------------------------
 BlackRock U.S. Government Income Portfolio    Met Advisory; BlackRock Financial Management,
                                               Inc. ("BlackRock")(Subadviser)
--------------------------------------------------------------------------------------------
 BlackRock Equity Portfolio                    Met Advisory; BlackRock (Subadviser)
--------------------------------------------------------------------------------------------
 J.P. Morgan Quality Bond Portfolio            Met Advisory; J.P. Morgan Investment
                                               Management, Inc. ("J.P. Morgan")(Subadviser)
--------------------------------------------------------------------------------------------
 ALGER AMERICAN FUND                           Fred Alger Management, Inc. ("Alger
                                               Management")
--------------------------------------------------------------------------------------------
 Small Capitalization Portfolio                Alger Management
--------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.                 MetLife Advisers, LLC
--------------------------------------------------------------------------------------------
Janus Mid Cap Portfolio                        MetLife Advisers, LLC; Janus Capital
                                               Corporation ("Janus") (Subadviser)
--------------------------------------------------------------------------------------------
Putnam Large Cap Growth Portfolio              MetLife Advisers, LLC; Putnam Investment
Putnam International Stock Portfolio           Management, Inc. ("Putnam")(Subadviser)
--------------------------------------------------------------------------------------------
Russell 2000 Index Portfolio                   MetLife Advisers, LLC
--------------------------------------------------------------------------------------------
Loomis Sayles High Yield Bond Portfolio        MetLife Advisers, LLC; Loomis Sayles &
                                               Company, L.P. ("Loomis")(Subadviser)
--------------------------------------------------------------------------------------------


Please see "Contract          CHARGES AND DEDUCTIONS
Charges" on page 18 for
more information.             The following fees and expenses apply to
                              your Contract:

                              FEE OR EXPENSE                                           AMOUNT OF FEE
                              ----------------------------------------------------------------------
                                DAILY DEDUCTIONS
                              - Administration fee (deducted from your....                   .00041%
                              interest in the Separate Account)                      (.15% per year)
                              - Mortality and Expense Risks fee...........                  .003425%
                                                                                    (1.25% per year)
                              SURRENDER CHARGE
                              (CONTINGENT DEFERRED SALES CHARGE)
                              - Deducted if you request a full or.........    7% of Purchase Payment
                                     partial withdrawal of Purchase             and amounts credited
                                     Payments from the Separate Account           to it. This charge
                                     within seven years after the             decreases 1% each year
                                     Purchase Payment is made                     after the Purchase
                                                                                    Payment is made.
                                As described later in this Prospectus, this charge
                                will not apply to:
                                - the first withdrawal in any year of up to
                                       10% of your interest in the Separate
                                       Account and 10% of your interest
                                       in the General Account; or
                                -      withdrawals made if you are confined to a
                                       hospital for at least 30 consecutive days
                                       or to a skilled nursing home for at least
                                       90 consecutive days.


                              FEE OR EXPENSE                                           AMOUNT OF FEE
                              ----------------------------------------------------------------------
                              PREMIUM TAXES
                              - Payable to a state or government agency...                0% - 2.35%
                              with respect to your Contract. It may be             (3.50% in Nevada)
                                     deducted on or after the date the tax
                                     is incurred. Currently, MetLife
                                     Investors USA deducts these taxes upon
                                     annuitization.

Please see "Free Look           FREE LOOK PERIOD
Period" on page 21 for more
information.                    You may cancel your Contract within 10 days
                                after you receive it (or longer depending on state law) for a full refund of all Purchase
                                Payments (or the greater of Purchase Payments or the Contract Value in some states). Purchase
                                Payments allocated to the Separate Account will be initially allocated to the Money Market
                                Portfolio during the Free Look Period.

                                VARIABLE ANNUITY PAYMENTS
                                You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date. Payments will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Contract Value is invested.

                                If your monthly payments from a particular
                                Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

Please see "Surrender           SURRENDER
Charge" on page 19
and "Federal Tax                You may surrender all or part of your
Considerations" on page 32      Contract Value before the Annuity Date. You
for more                        may not make a partial withdrawal if it
information.                    would cause your interest in any Series or
                                the General Account to fall below $500.

                                However, if you are withdrawing the entire amount allocated to a Series; these restrictions do not apply. You may be assessed a surrender charge. In addition, any earnings surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified Contracts.

Please see "Death Benefits"     DEATH BENEFIT
on page 30 for more
information.                    One of the insurance guarantees we provide
                                you under your Contract is that your
                                Beneficiary(ies) will be protected against market downturns. You name your
                                Beneficiary(ies). If you die before the
                                Annuity Date, your Beneficiary(ies) will receive a death benefit that is the greatest of:
                                -           the total of all Purchase
                                            Payments less any partial
                                            withdrawals; or
                                -           the Contract Value at
                                            settlement; or
                                -           if the Contract is issued when
                                            you (and all co-owners) are age
                                            70 or younger, the greater of
                                            the Contract Value at the
                                            seventh anniversary of Contract
                                            Date or each following fifth
                                            anniversary.
                                Your Beneficiary(ies) may choose to receive this benefit in a lump sum or to apply it to certain of the available annuity forms contained in this Contract.

--------------------------------------------------------------------------------

                             FEE TABLE AND EXAMPLES
--------------------------------------------------------------------------------

The purpose of these fee tables and examples is to assist you in understanding the various costs and expenses that you will bear, directly or indirectly, under your Contract.

EXPENSE DATA

The table reflects expenses of the Separate Account as well as expenses of the underlying Funds that make up the investment options for the Separate Account. In addition to the expenses listed below, premium taxes may be applicable.* Please see Fund prospectuses for a more complete description of the various costs and expenses of the Funds.
---------------
* Under State law, premium taxes may be deducted from each Purchase Payment or upon annuitization. At this time MetLife Investors USA deducts the premium tax only from amounts annuitized.

[The following information assumes that the entire Contract Value is in the Separate Account:]

                                   FEE TABLES

                                  YOUR EXPENSES

                                                              YEARS SINCE
                                                                PURCHASE
                                                                PAYMENT
                                                              WAS RECEIVED    PERCENTAGE
                                                              ------------    ----------

Surrender Charge (Deferred Sales Charge)..............        less than 1           7%
  (as a percentage of amounts accumulated with respect        1 but not 2           6%
  to a purchase payment)                                      2 but not 3           5%
                                                              3 but not 4           4%
                                                              4 but not 5           3%
                                                              5 but not 6           2%
                                                              6 but not 7           1%
                                                              7 or more             0%

                        SEPARATE ACCOUNT ANNUAL EXPENSES
                  (AS A PERCENTAGE OF AVERAGE CONTRACT VALUE)
                   (DEDUCTED DAILY FROM THE SEPARATE ACCOUNT)


Administration Fee..........................................   .15% per year
Mortality and Expense Risk Fees.............................  1.25% per year
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................  1.40% per year


                                   FUND ANNUAL EXPENSES
                         (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                                   (NET OF REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------
               MONEY            EQUITY                                      ASSET
               MARKET           INCOME          GROWTH      OVERSEAS       MANAGER         CONTRAFUND
              PORTFOLIO        PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------
(a) Management    .27%             .48%            .57%         .72%           .53%             .57%
    Fee
-------------------------------------------------------------------------------------------------------
 (b)Other         .08%             .08%            .08%         .17%           .08%             .09%
    Expenses
-------------------------------------------------------------------------------------------------------
 (c)Total Annual
    Expenses      .35%             .56%            .65%         .89%           .61%             .66%
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                   BLACKROCK
                                                     U.S.                      J.P. MORGAN
                                 LORD ABBETT      GOVERNMENT   BLACKROCK       QUALITY           SMALL
                  INDEX 500     GROWTH & INCOME      INCOME       EQUITY          BOND             CAP
                   PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO      PORTFOLIO   PORTFOLIO
--------------------------------------------------------------------------------------------------------

 (a)    Management  .24%             .60%            .55%         .65%           .54%             .85%
        Fee
--------------------------------------------------------------------------------------------------------
 (b)    Other       .09%             .05%            .16%         .11%           .06%             .05%
        Expenses
--------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses    .33%             .65%            .71%         .76%           .60%             .90%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

                                               LARGE CAP      INTERNATIONAL    RUSSELL      HIGH YIELD
                              MID CAP           GROWTH            STOCK        2000 INDEX      BOND
                              PORTFOLIO        PORTFOLIO        PORTFOLIO      SERIES       PORTFOLIO
--------------------------------------------------------------------------------------------------------

 (a)    Management Fee           .66%             .54%            .90%          .25%           .70%
--------------------------------------------------------------------------------------------------------
 (b)    Other Expenses           .04%             .14%            .24%          .30%           .18%
--------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses                 .70%             .68%           1.14%          .55%           .88%
--------------------------------------------------------------------------------------------------------

EXAMPLES
-------------------------------------------------------------------------------------------------------
                                   CONDITIONS
                           YOU WOULD PAY THE FOLLOWING
       SEPARATE             EXPENSES ON A $1,000                            TIME PERIODS
        ACCOUNT            INVESTMENT ASSUMING 5%            ------------------------------------------
        SERIES            ANNUAL RETURN ON ASSETS:           1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
 Money Market            (a) upon surrender at the    (a)     $ 83      $105      $127       $206
  Portfolio                  end of the stated time
                             period
                         (b) if the Contract WAS NOT  (b)       18        55        95        206
                             surrendered
-------------------------------------------------------------------------------------------------------
 Equity Income           SAME                         (a)       85       111       137        229
  Portfolio                                           (b)       20        62       106        229
-------------------------------------------------------------------------------------------------------
 Growth Portfolio        SAME                         (a)       86       113       142        238
                                                      (b)       21        64       110        238
-------------------------------------------------------------------------------------------------------
 Overseas Portfolio      SAME                         (a)       88       120       153        263
                                                      (b)       23        72       123        263
-------------------------------------------------------------------------------------------------------
 Asset Manager           SAME                         (a)       85       112       140        234
  Portfolio                                           (b)       20        63       108        234
-------------------------------------------------------------------------------------------------------
 Small Capitalization    SAME                         (a)       88       121       154        264
  Portfolio                                           (b)       23        72       123        264
-------------------------------------------------------------------------------------------------------
 Contrafund Portfolio    SAME                         (a)       86       114       142        239
                                                      (b)       21        65       111        239
-------------------------------------------------------------------------------------------------------
 Index 500               SAME                         (a)       83       104       126        204
  Portfolio                                           (b)       18        54        94        204
-------------------------------------------------------------------------------------------------------
 Lord Abbett Growth &    SAME                         (a)       86       113       142        238
  Income Portfolio                                    (b)       21        64       110        238
-------------------------------------------------------------------------------------------------------
 BlackRock U.S.          SAME                         (a)       86       115       145        244
  Government Income                                   (b)       21        66       113        244
  Portfolio
-------------------------------------------------------------------------------------------------------
 J.P. Morgan Quality     SAME                         (a)       85       112       139        233
  Bond Portfolio                                      (b)       20        63       108        233
-------------------------------------------------------------------------------------------------------
 BlackRock Equity        SAME                         (a)       87       118       149        253
  Portfolio                                           (b)       22        69       118        253
-------------------------------------------------------------------------------------------------------
 Large Cap Portfolio     SAME                         (a)       87       117       148        251
                                                      (b)       22        68       117        251
-------------------------------------------------------------------------------------------------------
 International Stock     SAME                         (a)       90       127       166        288
  Portfolio                                           (b)       26        79       135        288
-------------------------------------------------------------------------------------------------------
 Mid Cap Growth          SAME                         (a)       86       115       144        243
  Portfolio                                           (b)       21        66       113        243
-------------------------------------------------------------------------------------------------------
 Russell 2000 Index      SAME                         (a)       85       110       137        227
  Portfolio                                           (b)       20        61       105        227
-------------------------------------------------------------------------------------------------------
High Yield Bond          SAME                         (a)       88       120       153        262
  Portfolio                                           (b)       23        71       122        262
-------------------------------------------------------------------------------------------------------

EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of these tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying funds. For additional information see "Contract Charges," beginning on page 18.

On January 26, 2001, shareholders of each of the series of Security First Trust approved an Agreement and Plan of Reorganization pursuant to which the series of Security First Trust will be reorganized into corresponding portfolios of Met Investors Series Trust, a new fund. Met Investors Advisory Corp. ("Met Advisory") is the investment adviser of Met Investors Series Trust. Effective as of February 12, if you were invested in a portfolio of Security First Trust, you are now invested in a portfolio of Met Investors Series Trust.

Met Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations, the total annual portfolio expenses of certain Portfolios of the Trust will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J.P. Morgan Quality Bond Portfolio,.65% for the Lord Abbett Growth and Income Portfolio, .76% for the BlackRock Equity Portfolio and .71% for the BlackRock U.S. Government Income Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the Investment Manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001, are estimated to be: 0.73% for the J.P. Morgan Quality Bond Portfolio, 0.65% for the Lord Abbett Growth and Income Portfolio, 92% for the BlackRock Equity Portfolio, and 1.02% for the BlackRock U. S. Government Income Portfolio

2. FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. without this reimbursement, the Portfolio's total expenses would have been 0.33%.

For the Fidelity VIP Growth Portfolio, Overseas Portfolio, and Contrafund Portfolio, actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

For the Fidelity VIP Money Market Portfolio, the annual class operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.


With regard to the Metropolitan Series Fund, Inc., had there been no fee waivers or reimbursements, expenses would have been:

Putnam Large Cap Growth Portfolio
Total Annual Expenses   1.00

3. THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus through the Separate Account. The information is derived from the financial statements of the Separate Account for the year ended December 31, 1999 and 2000 which have been audited by Deloitte & Touche LLP, the Separate Account's independent auditors.

                                        TWELVE    TWELVE    TWELVE     TWELVE     FIVE        TWELVE     TWELVE
                                        MONTHS    MONTHS    MONTHS     MONTHS     MONTHS      MONTHS     MONTHS
                                        ENDED     ENDED     ENDED      ENDED      ENDED       ENDED      ENDED
      SEPARATE ACCOUNT SERIES          7/31/90   7/31/91   7/31/92    7/31/93    12/31/93    12/31/94   12/31/95
      -----------------------          -------   -------   -------   ---------   --------    --------   --------
Series B (J.P. Morgan Quality Bond Portfolio)
  Beg. AUV $.......................       5.77      5.90      6.27        7.07       7.66       7.78        7.42
  End. AUV $.......................       5.90      6.27      7.07        7.66       7.78       7.42        8.55
  End. No. Non-Qualified AUs.......     35,914    29,408    34,855      45,488     45,035     35,534      45,117
  End. No. Qualified AUs...........    129,756   167,461   165,862     227,551    255,421     52,134      61,437
Series G (T. Rowe Price Growth and
  Income Series)
  Beg. AUV $.......................       6.96      6.26      6.84        7.70       8.27       8.70        8.85
  End. AUV $.......................       6.26      6.84      7.70        8.27       8.70       8.85       11.46
  End. No. Non-Qualified AUs.......    152,193   103,701   121,098     157,339    170,454    179,634     219,556
  End. No. Qualified AUs...........    396,570   598,731   826,262   1,300,789  1,510,626    265,635     318,557
Series FA (Asset Manager Portfolio)
  Beg. AUV $ (5/13/93).............                                       5.00       5.15       5.62        5.21
  End. AUV $.......................                                       5.15       5.62       5.21        6.02
  End. No. Non-Qualified AUs.......                                     14,874    297,065    639,669     636,600
  End. No. Qualified AUs...........                                     14,679    233,747    881,502   1,048,666
Series FG (Growth Portfolio)
  Beg. AUV $ (5/24/93).............                                       5.00       5.06       5.40        5.33
  End. AUV $.......................                                       5.06       5.40       5.33        7.13
  End. No. Non-Qualified AUs.......                                      6,333     68,333    220,859     369,778
  End. No. Qualified AUs...........                                      6,703     69,326    351,616     691,102
Series FI (Index 500 Portfolio)
  Beg. AUV $ (6/30/93).............                                       5.00       4.97       5.20        5.19
  End. AUV $.......................                                       4.97       5.20       5.19        7.04
  End. No. Non-Qualified AUs.......                                         --      9,764     31,543      73,445
  End. No. Qualified AUs...........                                      2,334      8,392     30,822     120,370
Series FO (Overseas Portfolio)
  Beg. AUV $ (5/24/93).............                                       5.00       5.12       5.64        5.67
  End. AUV $.......................                                       5.12       5.64       5.67        6.14
  End. No. Non-Qualified AUs.......                                         --     11,178     82,312      71,276
  End. No. Qualified AUs...........                                        491      8,248    107,910     146,405
Series FM (Money Market Portfolio)
  Beg. AUV $ (1/1/94)..............                                                             5.00       5.16
  End. AUV $.......................                                                             5.16       5.40
  End. No. Non-Qualified AUs.......                                                           47,324    177,174
  End. No. Qualified AUs...........                                                            9,656    326,232
  Yield............................                                                                        4.45%

                                           TWELVE      TWELVE      TWELVE      TWELVE        TWELVE
                                           MONTHS      MONTHS      MONTHS      MONTHS        MONTHS
                                           ENDED       ENDED       ENDED       ENDED         ENDED
      SEPARATE ACCOUNT SERIES             12/31/96    12/31/97    12/31/98    12/31/99     12/31/2000
      -----------------------             --------    --------    --------    --------      --------
Series B (J.P. Morgan Quality Bond Portfolio)
  Beg. AUV $.......................           8.55        8.68        9.35        9.91          9.52
  End. AUV $.......................           8.68        9.35        9.91        9.52         10.26
  End. No. Non-Qualified AUs.......         69,877     204,160     511,384     653,132       611,246
  End. No. Qualified AUs...........        100,373     164,131     374,239     467,937       422,032
Series G (T. Rowe Price Growth and
  Income Series)
  Beg. AUV $.......................          11.46       13.77       17.28       18.77         20.15
  End. AUV $.......................          13.77       17.28       18.77       20.15         21.86
  End. No. Non-Qualified AUs.......        386,916     967,084   1,413,847   1,632,006     1,617,172
  End. No. Qualified AUs...........        482,496     798,400   1,196,732   1,328,141     1,302,757
Series FA (Asset Manager Portfolio)
  Beg. AUV $ (5/13/93).............           6.02        6.81        8.12        9.21         10.09
  End. AUV $.......................           6.81        8.12        9.21       10.09          9.56
  End. No. Non-Qualified AUs.......        777,592   1,342,714   1,938,660   2,389,530     2,498,156
  End. No. Qualified AUs...........      1,250,934   1,595,340   2,152,005   2,360,980     2,279,964
Series FG (Growth Portfolio)
  Beg. AUV $ (5/24/93).............           7.13        8.08        9.84       13.54         18.36
  End. AUV $.......................           8.08        9.84       13.54       18.36         16.12
  End. No. Non-Qualified AUs.......        694,471   1,514,592   1,666,023   1,987,700     2,219,904
  End. No. Qualified AUs...........        936,136   1,721,157   1,853,479   2,082,142     2,262,318
Series FI (Index 500 Portfolio)
  Beg. AUV $ (6/30/93).............           7.04        8.54       11.19       14.16         16.83
  End. AUV $.......................           8.54       11.19       14.16       16.83         15.05
  End. No. Non-Qualified AUs.......        337,427   1,141,079   1,728,113   2,300,304     2,447,909
  End. No. Qualified AUs...........        428,500   1,017,697   1,556,431   1,954,345     2,039,786
Series FO (Overseas Portfolio)
  Beg. AUV $ (5/24/93).............           6.14        6.86        7.56        8.40         11.82
  End. AUV $.......................           6.86        7.56        8.40       11.82          9.43
  End. No. Non-Qualified AUs.......        147,181     331,263     421,902     470,705       568,523
  End. No. Qualified AUs...........        204,998     340,816     398,497     428,613       512,336
Series FM (Money Market Portfolio)
  Beg. AUV $ (1/1/94)..............           5.40        5.62        5.84        6.08          6.29
  End. AUV $.......................           5.62        5.84        6.08        6.29          6.58
  End. No. Non-Qualified AUs.......        667,110     905,605     928,083     943,540       740,300
  End. No. Qualified AUs...........        622,087   1,041,656   1,285,755   1,330,537       913,305
  Yield............................           3.95%       4.11%       3.60%      4.65%         5.00%

                                     TWELVE    TWELVE    TWELVE    TWELVE     TWELVE       FIVE       TWELVE     TWELVE
                                     MONTHS    MONTHS    MONTHS    MONTHS     MONTHS      MONTHS      MONTHS     MONTHS
                                      ENDED     ENDED     ENDED     ENDED      ENDED       ENDED      ENDED       ENDED
      SEPARATE ACCOUNT SERIES        7/31/89   7/31/90   7/31/91   7/31/92    7/31/93    12/31/93    12/31/94   12/31/95
      -----------------------        -------   -------   -------   -------   ---------   ---------   --------   --------
Series FE (Equity-Income Portfolio)
  Beg. AUV $ (5/25/95).............                                                                                 5.00
  End. AUV $.......................                                                                                 6.13
  End. No. Non-Qualified AUs.......                                                                               48,543
  End. No. Qualified AUs...........                                                                               82,578
Series FC (Contrafund Portfolio)
  Beg. AUV $ (5/16/95).............                                                                                 5.00
  End. AUV $.......................                                                                                 6.29
  End. No. Non-Qualified AUs.......                                                                               98,145
  End. No. Qualified AUs...........                                                                              143,884
Series SU (U.S. Govt. Income Series)
  Beg. AUV $ (5/25/95).............                                                                                 5.00
  End. AUV $.......................                                                                                 5.43
  End. No. Non-Qualified AUs.......                                                                                8,806
  End. No. Qualified AUs...........                                                                               10,909
Series SV (BlackRock Equity Portfolio)
  Beg. AUV $ (8/26/96).............
  End. AUV $.......................
  End. No. Non-Qualified AUs.......
  End. No. Qualified AUs...........
Series AS (Small Cap. Portfolio)
  Beg. AUV $ (5/22/95).............                                                                                  5.00
  End. AUV $.......................                                                                                  6.54
  End. No. Non-Qualified AUs.......                                                                               115,588
  End. No. Qualified AUs...........                                                                               160,410

                                              TWELVE      TWELVE      TWELVE      TWELVE      TWELVE
                                              MONTHS      MONTHS      MONTHS      MONTHS      MONTHS
                                              ENDED       ENDED       ENDED       ENDED       ENDED
      SEPARATE ACCOUNT SERIES                12/31/96    12/31/97    12/31/98    12/31/99   12/31/2000
      -----------------------                --------    --------    --------    --------    --------
Series FE (Equity-Income Portfolio)
  Beg. AUV $ (5/25/95).............             6.13         6.93        8.76        9.64       10.11
  End. AUV $.......................             6.93         8.76        9.64       10.11       10.81
  End. No. Non-Qualified AUs.......          389,764    1,144,054   1,748,353   2,096,056   2,063,155
  End. No. Qualified AUs...........          451,605      851,026   1,333,143   1,515,655   1,460,464
Series FC (Contrafund Portfolio)
  Beg. AUV $ (5/16/95).............             6.29         7.54        9.24       16.84       14.51
  End. AUV $.......................             7.54         9.24       11.84       14.51       13.36
  End. No. Non-Qualified AUs.......          427,465      968,105   1,303,672   1,604,010   1,723,349
  End. No. Qualified AUs...........          530,576    1,026,836   1,353,368   1,595,501   1,696,796
Series SI (International Portfolio)
  Beg. AUV $ (1/1/97)..............                                                             12.69
  End. AUV $.......................                                                              9.80
  End. No. Non-Qualified AUs.......                                                            53,628
  End. No. Qualified AUs...........                                                            57,501
Series SU (U.S. Govt. Income Series)
  Beg. AUV $ (5/25/95).............             5.43         5.56        5.87        6.22        5.97
  End. AUV $.......................             5.56         5.87        6.22        5.97        6.66
  End. No. Non-Qualified AUs.......           35,598    1,577,311   1,418,884   1,428,720   1,334,081
  End. No. Qualified AUs...........          186,466    1,088,519     964,505     874,302     739,630
Series SV (BlackRock Equity Portfolio)
  Beg. AUV $ (8/26/96).............             5.00         5.59        7.14        8.67       10.32
  End. AUV $.......................             5.59         7.14        8.67       10.32        8.66
  End. No. Non-Qualified AUs.......          132,782    1,265,446   1,054,601   1,000,749     979,098
  End. No. Qualified AUs...........          149,404    1,167,399     901,456     811,568     745,154
Series AS (Small Cap. Portfolio)
  Beg. AUV $ (5/22/95).............             6.54         6.73        7.40        8.43       11.93
  End. AUV $.......................             6.73         7.40        8.43       11.93        8.56
  End. No. Non-Qualified AUs.......          454,671    1,018,416   1,040,780   1,049,855   1,095,498
  End. No. Qualified AUs...........          517,158    1,133,029   1,156,348   1,130,261   1,162,601
Series PL (Putnam Large Cap Growth)
  Beg. AUV $.......................                                                              0.00
  End. AUV $.......................                                                              3.54
  End. No. Non-Qualified AUs.......                                                            49,961
  End. No. Qualified AUs...........                                                            36,313
Series JM (Janus Midcap)
  Beg. AUV $.......................                                                              0.00
  End. AUV $.......................                                                              3.35
  End. No. Non-Qualified AUs.......                                                           205,048
  End. No. Qualified AUs...........                                                           119,988
Series RI (Russel 2000 Index)
  Beg. AUV $.......................                                                              0.00
  End. AUV $.......................                                                              4.59
  End. No. Non-Qualified AUs.......                                                            17,027
  End. No. Qualified AUs...........                                                            23,047
Series LS (Loomis Sayles High Yield)
  Beg. AUV $.......................                                                              0.00
  End. AUV $.......................                                                              4.78
  End. No. Non-Qualified AUs.......                                                             2,300
  End. No. Qualified AUs...........                                                             4,376
Series PI (Putnam International Stock)
  Beg. AUV $.......................                                                              0.00
  End. AUV $.......................                                                              4.45
  End. No. Non-Qualified AUs.......                                                            30,957
  End. No. Qualified AUs...........                                                            16,800


---------------
AUV -- Accumulation Unit Value

AUs -- Accumulation Units

--------------------------------------------------------------------------------

                      FINANCIAL AND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

All performance numbers are     PERFORMANCE INFORMATION
based upon historical
earnings. These numbers are     From time to time, MetLife Investors USA may
not intended to indicate        advertise the performance of a Series. This
future results. Yields and      performance information may include:
average annual total returns
are determined in accordance    - the YIELD and EFFECTIVE YIELD of Series
with the computation methods    invested in the MONEY MARKET PORTFOLIO of the
required by the Securities      Separate Account; and
and Exchange Commission (the    - average annual total returns for the other
"SEC") in the Form N-4          Series of the Separate Account.
Registration Statement.
These methods are described     YIELD is the net income generated by an
in detail in the Statement      investment in the MONEY MARKET PORTFOLIO for a
of Additional Information.      specific seven-day period, expressed as a
                                percentage of the value of the Series'
                                Accumulation Units. Yield is an annualized figure, which means that MetLife Investors USA assumes that the Series will generate the same level of net income over a one-year period and compounds that income on a semi-annual basis.
                                Because of the assumed compounding, the Money
                                Market Series' effective yield will be slightly higher than its yield. The computation of yield reflects all recurring charges under the Contract to all Owner accounts, including the mortality and expense risk charge and the administrative expense charge. Yield does not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce your performance experience.
                                ANNUAL RETURN
                                measures the net income of a Series and any realized or unrealized gains or losses of the underlying investments in the Series, over the period stated.
                                AVERAGE ANNUAL TOTAL RETURN
                                figures are annualized and, therefore, represent the average annual percentage change in the value of an investment in a Series over the period stated. Average annual total returns are expressed for at least one, five and ten year periods (or from a Series' inception if the Series has been in existence for less than ten years). The computation of average annual total returns reflects all recurring charges and applicable fees under the Contract to all Owner accounts, including the following:
                                - the mortality and expense risk charge,
                                - the administrative expense charge, and
                                - the applicable early surrender charge that may be charged at the end of the period in question.
                                FINANCIAL INFORMATION
                                Financial Statements of the Separate Account and MetLife Investors USA are contained in the Statement of Additional Information.
                                Please see the first page of this Prospectus for information on how to obtain a copy of the Statement.

--------------------------------------------------------------------------------

                      DESCRIPTION OF THE INSURANCE COMPANY,
                   THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT,
                         THE FUNDS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Investors USA is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 610 Newport Center Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in 49 states and the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors USA Group, Inc. ("MLIG"). MLIG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company.

MetLife Investors USA changed its name from Security First
Life Insurance Company as of January 31, 2001. In certain states, the new name may not yet be approved. In those states, we will continue to use the name of Security First Life Insurance Company until our new name is approved. In addition, concurrent with the change of our name, the name of the Separate Account also changed to MetLife Investors USA Separate Account A.

MetLife, a wholly owned subsidiary of MetLife, Inc., a publicly traded company, is a leading provider of insurance and financial services to a broad spectrum of individual and group customers. With approximately $302.3 billion worth of assets under management as of December 31, 2000, MetLife provides individual insurance and investment products to approximately 9 million households in the United States.


THE GENERAL ACCOUNT

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account when you purchase your Contract or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by MetLife Investors USA. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, MetLife Investors USA bears the full investment risk for amounts in the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Please see the terms of your actual Contract for more information.

THE SEPARATE ACCOUNT

MetLife Investors USA established the Separate Account on May 29, 1980 in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under state law and the terms of your Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. HOWEVER, THE AMOUNT OF VARIABLE ANNUITY PAYMENTS IS GUARANTEED ONLY TO THE EXTENT OF THE LEVEL AMOUNT CALCULATED AT THE BEGINNING OF EACH ANNUITY YEAR. (See Annuity Benefits -- Level Payments Varying Annually, page
28).

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Twelve of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.


THE FUNDS

Your investment choices are:

-------------------------------------------------------------------------------------------------------------
 FUND                                    INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
                                                                                    AND SUBADVISER
-------------------------------------------------------------------------------------------------------------
 VIP Money Market       The Fund seeks to obtain as high a level of current      FMR
 Portfolio              income as is consistent with preserving capital and
                        providing liquidity The portfolio will invest only in
                        high quality U.S. dollar denominated money market
                        securities of domestic and foreign issuers.
-------------------------------------------------------------------------------------------------------------
 VIP Equity Income      The Fund seeks reasonable income by investing primarily  FMR
 Portfolio              in income-producing equity securities. In choosing
                        these securities, the Fund will also consider the
                        potential for capital appreciation. The Fund's goal is
                        to achieve a yield which exceeds the composite yield on
                        the securities comprising the Standard & Poor's 500
                        Composite Stock Price Index.
-------------------------------------------------------------------------------------------------------------
 VIP                     The Fund seeks to achieve capital                       FMR
 Growth Portfolio       appreciation normally through the purchase of common
                        stocks (although the portfolio's investments are not
                        restricted to any one type of security). Capital
                        appreciation may also be found in other types of
                        securities, including bonds and preferred stocks.
-------------------------------------------------------------------------------------------------------------
 VIP Overseas           The Fund seeks long-term growth of capital primarily     FMR
 Portfolio              through investments in foreign securities. Overseas
                        Portfolio provides a means for investors to diversify
                        their own portfolios by participating in companies and
                        economies outside of the United States.
-------------------------------------------------------------------------------------------------------------
 VIP II Asset Manager   The Fund seeks high total return with reduced risk over  FMR
 Portfolio              the long-term by allocating its assets among stocks,
                        bonds, and short-term, fixed income instruments.
-------------------------------------------------------------------------------------------------------------
 VIP II Contrafund      The Fund seeks capital appreciation by investing in      FMR
 Portfolio              companies that the investment adviser believes to be
                        undervalued due to an overly pessimistic appraisal by
                        the public.
-------------------------------------------------------------------------------------------------------------
 VIP II Index 500       The Fund seeks investment results that correspond to     FMR
 Portfolio              the total return (i.e., the combination of capital
                        changes and income) of common stocks publicly traded in
                        the United States, as represented by the Standard &
                        Poor's 500 Composite Stock Price Index while keeping
                        transaction costs and other expenses low.
-------------------------------------------------------------------------------------------------------------
J.P. Morgan Quality     To provide a high total return                           Met Advisory; J.P. Morgan
Bond Portfolio          consistent with moderate risk of                          Investment Management,
                        capital and maintenance of                                Inc. (subadviser)
                        liquidity
-------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and  The Portfolio seeks to achieve                           Met Advisory; Lord
Income Portfolio        long term growth of capital and                           Abbett & Co. (subadviser)
                        income without excessive
                        fluctuation in market value
-------------------------------------------------------------------------------------------------------------
BlackRock Equity        The Portfolio seeks to provide                           Met Advisory; BlackRock
Portfolio               growth of capital and income.                             Advisors LLC (subadviser)
-------------------------------------------------------------------------------------------------------------
BlackRock U. S.         The Portfolio seeks to provide                           Met Advisory; BlackRock
Government Income       current income. The Portfolio                             Advisors  LLC (subadviser)
Portfolio               pursues the objective by
                        investing in a professionally
                        managed diversified portfolio
                        limited primarily to U.S.
                        government securities.
-------------------------------------------------------------------------------------------------------------

                                       19

-------------------------------------------------------------------------------------------------------------
 Alger Small            The Fund seeks long-term capital appreciation by         Alger Management
 Capitalization         investing in a diversified, actively managed portfolio
 Portfolio              of equity securities, primarily of companies
                        within the range of companies included in the Russell
                        2000 Growth Index. Income is a consideration in the
                        investments but is not an investment objective of the
                        Portfolio.
-------------------------------------------------------------------------------------------------------------
 Putnam Large           The Portfolio seeks capital appreciation by investing    MetLife Advisers, LLC
 Cap Growth             in the common stocks of a relatively small number of      Putnam (subadviser)
 Portfolio              U.S. companies with a focus on growth stocks.
-------------------------------------------------------------------------------------------------------------
 Putnam International   The fund seeks long-term growth of capital by investing  MetLife Advisers, LLC
 Stock Portfolio        mostly in the common stocks of mid-sized and large         Putnam (subadviser)
                        companies outside the United States.
-------------------------------------------------------------------------------------------------------------
 Janus Mid              The fund seeks long-term growth of capital by investing  MetLife Advisers, LLC;
 Cap Portfolio          at least 65% of its total assets in common stocks of       Janus (subadviser)
                        medium capitalization companies selected for their
                        growth potential.
-------------------------------------------------------------------------------------------------------------
 Russell 2000           The fund seeks to equal the return of the Russell 2000   MetLife Advisers, LLC
 Index Portfolio        Index by investing most of its assets in common stocks
                        of small capitalization companies included in the
                        Russel 2000 Index.
-------------------------------------------------------------------------------------------------------------
 Loomis Sayles          The fund seeks a high total investment return through a  MetLife Advisers, LLC;
 High Yield             combination of current income and capital appreciation.    Loomis (subadviser)
 Bond Portfolio
-------------------------------------------------------------------------------------------------------------

While the Series and their      Each Series buys and sells shares of the
comparably named Funds may      corresponding fund. These Funds invest in
have names, investment          stocks, bonds and other investments as indicated
objectives and management       above. All dividends declared by the Funds are
which are identical or          earned by the Separate Account and reinvested.
similar to publicly             Therefore, no dividends are distributed to you
available funds,                under the Contract. Instead, dividends generally
these are not those mutual      increase the Accumulation or Annuity Unit Value.
funds. The Funds most likely    You pay no transaction expenses (i.e., front-end
will not have the same          or back-end load sales charges) as a result of
performance experience as       the Separate Account's purchase or sale of these
any publicly available          fund shares. The Funds listed above are
fund.                           available only by purchasing annuities and life
                                insurance policies offered by MetLife Investors
                                USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors
                                USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors
                                USA to make annuity or other payments under the Contracts. Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940
                                Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

The Funds are more fully        The Funds are available to other registered
described in the Fund           separate accounts offering variable annuity and
prospectuses and their          variable life products in addition to the
Statements of Additional        Separate Account. In the future, a conflict may
Information. The                develop between one or more separate accounts
prospectuses are attached to    invested in the same Fund. The conflict could
or accompanied by this          develop due to change in the law affecting
Prospectus. The Statements      variable annuity products or from differences in
of Additional Information       voting instructions of owners of the different
are available upon your         separate accounts. MetLife Investors USA
request.                        monitors the Series for this type of conflict
                                and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other
                                Contract Owners.

                                SUBSTITUTION OF FUND SHARES MetLife Investors USA may substitute shares of another fund for Fund shares directly purchased and apply future Purchase Payments under the Contracts to the purchase of these substituted shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by MetLife Investors USA's management in view of the purposes of the Contracts. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approves the substitution under the 1940 Act.

                                PRINCIPAL UNDERWRITER
                                MetLife Investors Distribution Company, 610
                                Newport Center Drive, Newport Beach, California 92660, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. MetLife Investors Distribution Company is a Delaware corporation and a subsidiary of MLIG.

                                SERVICING AGENT
                                MLIG provides MetLife Investors USA with administrative services, including: office space, supplies, utilities, office equipment, travel expenses and periodic reports.

CUSTODIAN

MetLife Investors USA is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by MetLife Investors USA and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of MetLife Investors USA's officers and employees.

--------------------------------------------------------------------------------

                                CONTRACT CHARGES
--------------------------------------------------------------------------------

MetLife Investors USA deducts the charges described below. MetLife Investors USA represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contracts.

  SERVICES AND BENEFITS METLIFE INVESTORS USA PROVIDES INCLUDE:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid at your death, the Annuitant's death, or the death of the first of joint Contract owners;

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to Contract owners.

  COSTS AND EXPENSES INCURRED BY METLIFE INVESTORS USA INCLUDE:

     - costs associated with various overhead and other expenses from providing the services and benefits under the Contracts;

     - sales and marketing expenses; and

     - other costs of doing business.

  RISKS ASSUMED BY METLIFE INVESTORS USA INCLUDE:

     - risks that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract value or the maximum of all step-up values for the Enhanced Death Benefit; and

     - that the costs of providing the services and benefits under the contracts will exceed the charges deducted.

MetLife Investors USA may also deduct a charge for taxes, if applicable.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

                                PREMIUM TAXES
                                Some states assess premium taxes on the Purchase Payments you make. Generally, premium taxes range from 0% to 2.35% (3.50% in Nevada), depending on the state. The Contracts permit MetLife Investors USA to deduct any applicable premium taxes from the Contract Value at or after the time they are incurred. MetLife Investors USA currently does not deduct for these taxes at the time you make a Purchase Payment. However, MetLife Investors USA will deduct the total amount of premium taxes, if any, from the Contract Value when you elect to begin receiving Annuity payments (Annuitization).

                                SURRENDER CHARGE

The surrender charge covers     No sales charge is deducted from any
marketing expenses for the      Purchase Payment. During the accumulation
sale of Contracts, such as      phase, you can withdraw part or all of the
commissions to sales            Contract Value. In the first partial
personnel and other             surrender in each Contract year, you can
promotion and acquisition       withdraw up to 10% of your Contract Value in
expenses.                       the General Account and 10% of the Contract
                                Value in the Separate Account free of
                                surrender charges. If you withdraw money in excess of 10% of your Contract Value, you might have to pay a surrender charge on the excess amount. The following schedule shows the surrender charges that apply during the seven years following each Purchase Payment:


                                       NUMBER OF YEARS                 SURRENDER
                                 SINCE PURCHASE PAYMENT DATE             CHARGE
                              --------------------------------------------------
                              Less than 1 year......................      7%
                              1 year but less than 2................      6%
                              2 years but less than 3...............      5%
                              3 years but less than 4...............      4%
                              4 years but less than 5...............      3%
                              5 years but less than 6...............      2%
                              6 years but less than 7...............      1%
                              7 years or more.......................      0%


                                The surrender charge is calculated by
                                subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                                             THE SURRENDER AMOUNT

                                1 -- THE PERCENTAGE SURRENDER CHARGE EXPRESSED AS A DECIMAL Accumulation Units are cancelled on a first-in, first-out basis, and the amount credited to your Contract Value with respect to each Purchase Payment will be subject to the surrender charge. In no event will a surrender charge imposed on Accumulation Units be more than 9% of Purchase Payments allocated to the Separate Account. The effect of this varying schedule of percentage charges is that amounts that you leave in the Separate Account for longer periods of time are subject to a lower charge than amounts immediately surrendered.

                                Example of application of surrender charge.
                                Assume your Contract Value is $100,000 at the beginning of Contract year 2 and you withdraw $30,000. Because that amount is more than your 10% free surrender amount, you would pay a surrender charge of $1,200 on the remaining $20,000 (6% of $30,000 - $10,000). Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% Federal penalty tax described on page 34. For tax purposes, withdrawals are considered to come from earnings first. If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

                                EXCEPTIONS TO SURRENDER CHARGE
                                In some cases, MetLife Investors USA will not charge you the surrender charge when you make a withdrawal. You do not pay the surrender charge:
                                - On transfers made within your Contract;
                                - On withdrawals of Purchase payments you
                                    made over seven years ago;
                                - If you die during the pay-in phase, your
                                    Beneficiary(ies) will receive the full death benefit without deduction;
                                - If you withdraw no more than 10% of your
                                    account balance in any Contract Year;
                                - If you are confined to a hospital for at
                                    least 30 consecutive days or a skilled
                                    nursing home for at least 90 consecutive days (the withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement); and
                                - When you are an officer, director or full
                                    time employee of MetLife Investors USA or its affiliates. if the purchase of the Contract is for personal investment purposes only.

                                ADMINISTRATION FEES
                                An administration fee of .00041% (.15% per year) is deducted from your interest in the Separate Account on a daily basis. Contract administration expenses include:
                                - the cost of policy issuance;
                                - rent;
                                - stationery and postage;
                                - telephone and travel expenses;
                                - salaries;
                                - legal, administrative, actuarial and
                                    accounting fees;
                                - periodic reports; and
                                - office equipment, and custodial expenses.

                                MORTALITY AND EXPENSE RISK CHARGE

Please note that deductions     MetLife Investors USA charges a fee for
are made and expenses paid      bearing certain mortality and expense risks
out of the underlying Fund's    under the policy. Examples of these risks
assets, as well. A              include a guarantee of annuity rates, the
description of these fees       death benefits, and assuming the risk that
and expenses are described      the expense charges and fees are less than
in each Fund's prospectus.      actual administrative and operating
                                expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate Account's assets equal to 1.25% per year. If MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts. MetLife
                                Investors USA may voluntarily waive a
                                portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.

                                FEDERAL, STATE AND LOCAL TAXES
                                MetLife Investors USA may in the future deduct charges from the Contract Value for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.

                                FREE LOOK PERIOD
                                You may cancel your Contract within a certain Your time period. This is known as a "free look." Free Look Period is the 10-day period (or longer in certain states) starting when you receive your Contract. If you decide to cancel your Contract, MetLife Investors USA must receive your request to cancel in writing at its administrative office within the 10-day period. If the Contract is mailed to MetLife Investors USA , it will be considered to be returned on the postmark date. If the Contract is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA. The returned Contract will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Contract Value. Purchase Payments that you make to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

--------------------------------------------------------------------------------

                          DESCRIPTION OF THE CONTRACTS
--------------------------------------------------------------------------------

ASSIGNMENT

Your Contract provides that you may freely assign your rights under it. However, if you hold your Contract in connection with a Section 401 or 403 plan, a Roth IRA, or a traditional IRA, you cannot assign or transfer the Contract.

PURCHASE PAYMENTS

You may make a Purchase Payment at any time. Your minimum initial Purchase Payment must be $1,000. Each additional Purchase Payment must at least $100. For IRAs, the initial Purchase Payment is $500 and each additional payment is $100. You will receive a confirmation of each Purchase Payment received.

TRANSFERS

ACCUMULATION UNITS

You may transfer Accumulation Units among the Funds or to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units, unless you make a reallocation election or an enhanced dollar cost averaging election.

Your transfer instructions must be in writing or, if permitted by MetLife Investors USA , by telephone. If MetLife Investors USA permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that MetLife Investors USA will provide. MetLife Investors USA will employ reasonable procedures to confirm that telephone instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Your Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Accumulation Unit values are determined at the close of trade on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

  ANNUITY UNITS

You may transfer Annuity Units among the Series at any time with no charge. You may not transfer Annuity Units to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for a variable payout. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

  MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account, except as permitted under a reallocation election or dollar cost averaging program. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

DOLLAR COST AVERAGING

Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly, quarterly, semi-annual or annual basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower average cost per unit may be achieved over the long run. There is no additional charge to participate in dollar cost averaging.

You may participate in this program if your Contract Value is $5,000 or more. Under the program, your Accumulation Units from the Series invested in the Money Market Portfolio will be periodically transferred to other Series that you select. The program allows you to invest in non-money market Series over any time period that you choose instead of investing in these other Series all at once.

You choose whether the transfer will be made monthly, quarterly, semi-annually or annually. The minimum transfer amount is $100. You may terminate the program at any time by sending a written notice to MetLife Investors USA. (MetLife Investors USA reserves the right to limit the number of Series to which transfers can be made.)

METLIFE INVESTORS USA'S ENHANCED DOLLAR COST AVERAGING PROGRAM (THE "EDCA PROGRAM")

From time to time, MetLife Investors USA may credit increased interest rates to you under programs established at no additional charge at MetLife Investors USA's discretion. If you are a new Contract owner, you may enroll in MetLife Investors USA's EDCA Program, a special pre-authorized transfer program. Under this program, you may allocate a Purchase Payment of at least $10,000 into the General Account and pre-authorize transfers from the General Account to any of the Series of the Separate Account under either a 6-month or 12-month transfer program. Under either program, the initial Purchase Payment and accrued interest must be transferred to the selected Series in substantially equal monthly installments over the 6- or 12-month period.

REALLOCATION ELECTION

If your Contract Value is $5,000 or more, you may elect to systematically reallocate values invested in Accumulation Units among the Series and in the General Account in order to achieve an allocation ratio that you establish. Your request must be made in writing on a form provided by MetLife Investors USA. (The reallocation election is not available under either the dollar cost averaging program or the EDCA Program.)

Transfers will occur quarterly. All transfers will be made on the third business day of the month in which the annual or quarterly anniversary of your Contract occurs. No transfer from the General Account shall exceed 20% of your interest invested in the General Account in any year. You may change the allocation ratios once each Contract Year. Any transfer among Series outside of the election will cause the election to terminate.

MODIFICATION OF THE CONTRACTS

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:


     - death benefits;

     - deductions from Purchase Payments;

     - deductions from Contract Values for transaction charges

     - deductions from the Separate Account for mortality and expense risk and administrative fees; and

     - guaranteed rates with respect to fixed benefits.


MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

     - with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change;

     - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or

     - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

       MetLife Investors USA Insurance Company
       610 Newport Center Drive
       Newport Beach, CA  92660
       1 (800) 848-3854

--------------------------------------------------------------------------------

                               ACCUMULATION PERIOD
--------------------------------------------------------------------------------

The NET INVESTMENT FACTOR is    CREDITING ACCUMULATION UNITS IN THE SEPARATE
an index of the percentage      ACCOUNT
change (adjusted for
distributions by the Fund       MetLife Investors USA will credit
and the deduction of the        Accumulation Units to a Series upon receipt
administration fee, and         of your Purchase Payment or transfer.
mortality and expense risk      MetLife Investors USA determines the number
fee) in the net asset value     of Accumulation Units to be credited to a
of the Fund in which a          Series by dividing the net amount allocated
Series is invested, since       to a Series out of your Purchase Payment by
the preceding Valuation         the value of an Accumulation Unit in the
Date. The net investment        Series next computed following receipt of
factor may be greater or        the Purchase Payment or transfer.
less than 1 depending upon
the Fund's investment           SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT
performance                     VALUES

                                The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each business day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding valuation date by the net investment factor for the period since that day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

                                SURRENDER FROM THE SEPARATE ACCOUNT You may surrender all or a portion of the cash value of your Contract at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal. These consequences are discussed in more detail under "Federal Tax Considerations" on page 32. You should consult your tax adviser before making a withdrawal. The cash value of your interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges or fees. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value. If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if a withdrawal would cause your interest in any Series or the General Account to have an after surrender value of less than $500.
                                However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.

PAYMENT OF SURRENDER AMOUNT

Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request. MetLife Investors USA may suspend surrenders when:

     - The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays;

     - The SEC permits the suspension of withdrawals; or

     - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.


ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

     - all transactions for the period being reported

     - the number of Accumulation Units that are credited to your Contract in each Series

     - the current Accumulation Unit value for each Series

     - your Contract Value as of the end of the reporting period

MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

--------------------------------------------------------------------------------

                                ANNUITY BENEFITS
--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYMENTS

Your interest in the Series may be applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

  ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

                                ELECTION OF ANNUITY DATE AND FORM OF ANNUITY
                                You choose the Annuity Date and the form of Annuity payment.

                                ELECTION OF ANNUITY DATE
                                If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of: - the Contract anniversary nearest to the Annuitant's 85th birthday, or - the 10th anniversary of the Contract Date. You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date. Please note that the Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

There are three people who      FORM OF ANNUITY
are involved in payments
under your Annuity:             Currently, MetLife Investors USA provides you
                                with five forms of Annuity payments. Each
- you, the Owner                Annuity payment option, except Option 5, is
                                available on both a Fixed and Variable Annuity
- the Annuitant                 basis. Option 5 is available on a Fixed basis
                                only.
- the Beneficiary
                                OPTION 1 -- LIFE ANNUITY
The Owner and the Annuitant
may be the same person.         You receive Annuity payments monthly during the
                                lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. Because MetLife Investors USA does not guarantee a minimum number of
                                payments under this arrangement, this option offers the maximum level of monthly payments involving a life contingency.

                                OPTION 2 -- LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN
                                You receive a guaranteed minimum number of monthly Annuity payments during the lifetime of the Annuitant. In addition, MetLife Investors USA guarantees that you, (or your Beneficiary, if you are the Annuitant) will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

                                OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY
                                An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Contract Value allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

                                OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife Investors USA does not guarantee a minimum number of payments under this arrangement. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife Investors USA does not pay death proceeds because of the death of the other payee.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

MetLife Investors USA makes Annuity payments monthly to you or another properly-designated payee, or to the Beneficiary at your or another payee's death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes to an optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:


     - the mortality table specified in the Contract;

     - the age and where permitted the sex of the Annuitant;

     - the type of Annuity payment option selected; and

     - the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

     - the number of years in the payment period, and

     - the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement.

Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss. You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:


     - First, MetLife Investors USA determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous valuation date to the current valuation date;

     - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated;

     - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return; and

     - FINALLY, THE PREVIOUS ANNUITY UNIT VALUE IS MULTIPLIED BY THIS RESULT.

--------------------------------------------------------------------------------

                                 DEATH BENEFITS
--------------------------------------------------------------------------------

If you own a joint Contract     DEATH BEFORE THE ANNUITY DATE
with another person or
persons, the death of either    If you chose another person other than yourself
you or your co-owner will       as the Annuitant under your contract and the
constitute the death of the     Annuitant dies, you become the Annuitant. If you
Owner for Contract purposes.    die before the Annuity Date, whether or not you
                                are the Annuitant, your Beneficiary(ies) will receive a death benefit that is the greatest of:

                                - the total of all Purchase Payments less any partial withdrawals, including amounts already applied to produce Annuity payments;
                                - the Contract Value of settlement; or
                                - in the event the Contract is issued to you (or you and co-owners) on or before you (or they) attain age 70, the greater of the Contract Value at the end of the seventh Contract Year or the Contract Value at the end of each following fifth Contract Year. (In each case increased by later Purchase Payments and reduced by later withdrawals or amount applied to an annuity pay out.) Your Beneficiary(ies) receive the death benefit as either:
                                (1) A lump sum that must be made within five (5) years of your death, or
                                (2) Annuity income under Annuity Income Options One, Two or Five described in Article 7 of the Contract. If your Beneficiary(ies) chooses one of the Annuity income options:
                                - Payments must begin within one year of your
                                  death (However, your spouse may delay
                                  commencement of payments up to the date that you would have reached 70 1/2.)
                                - The guaranteed period under Option Two or the
                                  designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.
                                - The Contract Value on the date of the first
                                  Annuity payment will be used to determine the amount of the death benefit.
                                If your spouse is your sole Beneficiary, he or she may choose to succeed to your rights as Owner rather than to take the death benefit. If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise. If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

     - Your Beneficiary(ies) and you die at the same time.

     - Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by MetLife Investors USA before the date due proof of your death is received by MetLife Investors USA.


Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

     - have all the remaining rights and powers under a Contract, and

     - be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

--------------------------------------------------------------------------------

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

A QUALIFIED CONTRACT is a       The following general discussion of the federal
tax Contract that is purchased  income consequences under this Contract is not
for certain types of            intended to cover all situations and is not
tax-advantaged retirement       meant to provide tax advice. Because of the
plans (previously defined as    complexity of the law and the fact that the tax
"qualified plans").             results will vary depending on many factors,
                                you should consult your tax adviser regarding your personal situation.

                                Additional tax information is included in the
For purposes of this            SAI. (Neither this Prospectus nor the SAI
Prospectus, qualified plans     addresses state, local or foreign tax matters.)
include:
                                GENERAL TAXATION OF ANNUITIES
- SECTION 401 PLANS (pension
  and profit-sharing plans,     Congress has recognized the value of saving for
  including plans for the       retirement by providing certain tax benefits, in
  self-employed)                the form of tax deferral, for money put into an
                                annuity. The Internal Revenue Code (the "Code")
- SECTION 403(b) PLANS          governs how this money is ultimately taxed.
  (tax-deferred annuities)      There are different rules for Qualified and
                                Non-qualified Contracts and depending on how the
- SECTION 457 PLANS             money is distributed, as briefly described
  (deferred compensation        below.
  plans)
                                You generally will not be taxed on increases in
- TRADITIONAL INDIVIDUAL        the value of your Contract until a distribution
  RETIREMENT ACCOUNTS AND       occurs -- either as a withdrawal or as an
  ANNUITIES ("IRAS")            Annuity payment. This concept is known as tax
                                deferral. In addition, MetLife Investors USA will not be taxed on the investment income and capital gains of the Separate Account.

- ROTH IRAS                     NON-QUALIFIED CONTRACTS
Please note that the terms      If you are the owner of a Non-qualified
of your particular plan, IRA    Contract, you do not receive any tax benefit
or Roth IRA may limit your      (deduction or deferral of income) on Purchase
rights otherwise available      Payments (for xample, there is no deduction
under the Contract.             available for Purchase Payments), but you will
                                not be taxed on increases in the value of your
A NON-QUALIFIED CONTRACT is     Contract until a distribution occurs -- either
a Contract that is purchased    as a withdrawal (that is, a distribution made
on an individual basis with     prior to Annuitization) or as Annuity payments.
after-tax dollars and not
under one of the programs       Any direct or indirect borrowing against the
listed above in the             value of the Contract or pledging of the
description of a Qualified      Contract as security for a loan will be treated
Contract.                       as a cash distribution under the tax law. A lump
                                sum taken in lieu of remaining Annuity payments will be treated as a withdrawal for tax purposes. If a Non-qualified Contract is owned by someone other than an individual (for example, by a corporation), the Contract will generally not be treated as an annuity for tax purposes. For these entities, any increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986, are includible in the Owner's annual income.

Earnings are the income         WITHDRAWALS
that your Contract
generates.                      If you make a partial withdrawal, for tax
                                purposes, the amount withdrawn will generally be
There is income in the          treated as first coming from earnings and then
Contract to the extent the      from your Purchase Payments. These withdrawn
Contract Value exceeds          earnings are includible in your gross income and
your investment in the          are taxed at ordinary income rates.
Contract. The investment
in the Contract equals the      ANNUITY DISTRIBUTIONS
total Purchase Payments
you paid less any amount        When you receive an Annuity payment, part of
received previously which       each payment is considered a return of your
was excludible from gross       Purchase Payments and will not be taxed. The
income.                         remaining portion of the Annuity payment (that
                                is, any earnings) is included in your gross income and will be considered ordinary income for tax purposes. How the Annuity payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity payments are expected to be made. Annuity payments received after you have received all of your premium payments are fully includible in income.
                                EARLY SURRENDER PENALTY
                                The Code also provides that income distributed as an Annuity or lump sum withdrawal from a Non-qualified Contract may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income.
                                Some withdrawals will be exempt from the penalty. They include any amounts:
                                - paid on or after the date you reach age 59
                                1/2;
                                - paid to your Beneficiary(ies) after you die;
                                - paid if you become totally disabled (as that term is defined in the Code);
                                - paid in a series of substantially equal payments made annually (or more frequently) under a life or joint life expectancy Annuity;
                                - paid under an immediate Annuity;
                                - which come from Purchase Payments made prior to August 14, 1982. (Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.) The penalty also will be imposed if you elect to receive payments in substantially equal installments as a life or life expectancy
                                Annuity prior to age 59 1/2 and then change the method of distribution before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for five years. If you are issued multiple annuity contracts within a calendar year by one company or its affiliates, the tax law may treat these contracts as one annuity contract for purposes of determining your tax on any distribution. This treatment may result in adverse tax consequences for you.

                               QUALIFIED CONTRACTS

[SIDE BAR: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral.]

                                The full amount of all distributions received from a Section 401, 403(b), 457 plan or IRA (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover to the Contract. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of a Section 457 plan, a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.

The Death benefit to be used with a qualified contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts; and if the death benefits are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth
IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

  MANDATORY MINIMUM DISTRIBUTIONS

If you are a participant in a Section 401, 403(b) or 457 plan or a traditional IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70 1/2 (or, in some cases, the year you retire, if later).

In addition, distributions under Section 401, 403(b) and 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions described in the preceding paragraph are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.

If you are the owner of a Roth IRA, distributions are not required during your lifetime.

  EARLY SURRENDER PENALTY

If you receive a taxable distribution from a Section 401 plan, Section 403(b) plan or IRA under your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax.

As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:

                                                                            TYPE OF PLAN
--------------------------------------------------------------------------------------------------------
                                                               401             403(B)            IRA
--------------------------------------------------------------------------------------------------------
 After you die                                                  X                X                X
 (paid to your Beneficiary(ies))
--------------------------------------------------------------------------------------------------------
 After you become totally disabled                              X                X                X
 (as defined in the Code)
--------------------------------------------------------------------------------------------------------
 If you separate from service after you reach age 55            X                X
--------------------------------------------------------------------------------------------------------
 In a series of substantially equal payments made               X                X                X
 annually                                                     (after
 (or more frequently) under a life or joint life            separation
 expectancy Annuity                                       from service)
--------------------------------------------------------------------------------------------------------
 Pursuant to a domestic relations order                         X                X
--------------------------------------------------------------------------------------------------------

(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed if you elect to receive payments in substantially equal installments as a life or joint life expectancy Annuity prior to age 59 1/2 and then change the method of distribution before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for five years.

Distributions before age 59 1/2 generally are not permitted under Section 457 plans. You may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency. Distributions from Section 457 plans as not subject to the penalty tax for early withdrawals.

  ROLLOVERS OF PLAN CONVERSIONS

You may roll over distributions (other than certain distributions, such as required distributions) from one plan or arrangement to another plan or arrangement without incurring any Federal income tax under some circumstances. These circumstances are as follows:

--------------------------------------------------------------------------------
DISTRIBUTION FROM:                MAY BE ROLLED INTO:
--------------------------------------------------------------------------------

  - Section 401 plan              Another Section 401 plan;
                                  or
                                  an IRA
--------------------------------------------------------------------------------
  - Section 403(b) plan           Another Section 403(b) plan;
                                  or
                                  an IRA
--------------------------------------------------------------------------------
  - IRA                           Another IRA;
                                  a Roth IRA (under certain conditions); or
                                  a Section 401 or 403(b) plan if the IRA
                                  contains only permissible rollover amounts
--------------------------------------------------------------------------------


  DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.

WITHHOLDING

  MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan or a Section 403(b) plan, MetLife Investors USA is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

     - paid over your life or the joint life expectancy of you and your Beneficiary(ies);

     - paid over a period of 10 years or more;

     - necessary to satisfy the minimum distribution requirements; or

     - certain contributions from Section 401 and Section 403(b) plans paid as hardship distributions.

The requirements discussed below under "Other tax withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, MetLife Investors USA is not required to withhold the money if an eligible rollover distribution is rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

  OTHER TAX WITHHOLDING

Different withholding rules apply to taxable withdrawals such as Annuity payments and partial withdrawals that are not eligible rollover distributions.

The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You may also revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. MetLife Investors USA will notify you at least annually of your right to revoke or reinstate tax withholding.

  TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide MetLife Investors USA (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

--------------------------------------------------------------------------------
                                  VOTING RIGHTS
--------------------------------------------------------------------------------

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the funding options. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under your Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.

MetLife Investors USA will vote all shares of the underlying Funds as directed by you and other Contract Owners who have voting interests in the Funds. MetLife Investors USA will send you and other Contract Owners, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Contract Value allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

--------------------------------------------------------------------------------
                                LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no present or pending material legal proceedings affecting the Separate Account. MetLife Investors USA, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.

--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2001, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is attached at page 38.

A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----

The Insurance Company.......................................   3
The Separate Account........................................   3
Net Investment Factor.......................................   3
Annuity Payments............................................   3
Additional Federal Income Tax Information...................   5
Obtaining Tax Advice........................................   6
Underwriters, Distribution of the Contracts.................   6
Calculation of Performance Data.............................   6
Voting Rights...............................................   8
Safekeeping of Securities...................................   8
Servicing Agent.............................................   8
Independent Auditors........................................   8
Legal Matters...............................................   8
State Regulation of MetLife Investors USA...................   9
Financial Statements........................................   9

                                                      '33 Act File No. 33-7094








                                  STATEMENT OF

                             ADDITIONAL INFORMATION



                     METLIFE INVESTORS USA SEPARATE ACCOUNT A



           ----------------------------------------------------------

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

           ----------------------------------------------------------



                     METLIFE INVESTORS USA INSURANCE COMPANY



                                   May 1, 2001



This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 2001, may be obtained without charge by writing to MetLife Investors USA Insurance Company, 610 Newport Center Drive, Newport Beach, California 92660 or by telephoning 1 (800) 848-3854.



135R2C

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company ("MetLife Investors USA") changed its name to its present name as of January 31, 2001. In certain states, the new name may not yet be approved. In those states, MetLife Investors USA will continue to use its prior name, Security First Life Insurance Company, until the new name is approved. MetLife Investors USA is a wholly owned subsidiary of MetLife Investors Group (MLIG), previously known as Security First Group, Inc. MLIG is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company. MetLife is a wholly owned subsidiary of MetLife, Inc., a publicly traded company.


THE SEPARATE ACCOUNT

The MetLife Investors USA Separate Account A, (formerly Security First Life Separate Account A)("Separate Account") presently funds the Contracts described in this Prospectus and individual and group variable annuity contracts on Forms SF 135PB2, SF 135R2C, SF 137, SF 224FL, SF 226R1, SF 230, SF 234, SF 236FL and
SF 1700. These variable annuity contracts are described in other prospectuses. The individual combination fixed and variable annuity contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described group variable annuity contracts.

Amounts allocated to the Separate Account under the Contracts are invested in the securities of seventeen Funds: (i) the Money Market Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of the Fidelity Investments Variable Insurance Products Fund; (ii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Fidelity Investments Variable Insurance Products Fund II; (iii) the BlackRock U.S. Government Income Portfolio, the BlackRock Equity Portfolio, the J.P. Morgan Quality Bond Portfolio and the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust; and (iv) the Small Capitalization Portfolio of The Alger American Fund. The Separate Account is divided into a number of Series of Accumulation and Annuity Units, twelve Of which are offered under the Contracts: Series FM (Money Market Portfolio), Series FE (Equity-Income Portfolio), Series FG (Growth Portfolio), Series FO (Overseas Portfolio), Series FA (Asset Manager Portfolio), Series FC (Contrafund Portfolio), Series FI (Index 500 Portfolio), Series SU (BlackRock U.S. Government Income Portfolio), Series SV (BlackRock Equity Portfolio), Series B (J.P. Morgan Quality Bond Portfolio), Series G (Lord Abbett Growth and Income Portfolio), Series AS (Small Capitalization Portfolio), Series JM (Janus Mid Cap Portfolio), series PL (Putnam Large Cap Growth Portfolio), Series PI (Putnam International Stock Portfolio), Series R2 (Russell 2000 Index Portfolio), and Series LH (Loomis Sayles High Yield Bond Portfolio).


NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003836%) for each calendar day between the preceding Business Day and the end of the current Business Day.


ANNUITY PAYMENTS

Basis of Variable Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:


----------------------------------------------------------------------
YEAR OF BIRTH                          AGE ADJUSTMENT
BEFORE 1945                            ACTUAL AGE
1946- 1965                             AGE MINUS 1 YEAR
1966 - 1985                            AGE MINUS 2 YEARS
1986 - 2005                            AGE MINUS 3 YEARS
----------------------------------------------------------------------


Determination of Amount of Monthly Variable Annuity Payments For First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Contract Owner on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity Payments for the year are made out of the General Account for that year. That amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value credited to a Contract Owner. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity Payment for the first year is the sum of the monthly Annuity Payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity Payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.


Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, MetLife Investors USA will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be MetLife Investors USA's practice to mail Variable Annuity Payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.


Annuity Unit Value

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.


ADDITIONAL FEDERAL INCOME TAX INFORMATION

MetLife Investors USA is required to withhold federal income tax on Contract distributions (such as Annuity Payments, lump sum distributions or partial surrenders). However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, MetLife Investors USA will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by MetLife Investors USA will be applied only against the taxable portion of Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with MetLife Investors USA, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate. In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

MetLife Investors USA is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in the case of a 401 plan or to another eligible contract in the case of a 403(b) plan in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide MetLife Investors USA (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number. If the payee elects not to have federal income tax withheld on an Annuity Payment or a nonperiodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

OBTAINING TAX ADVICE

It should be recognized that the federal income tax information in the prospectus and this Statement of Additional Information is not exhaustive and is for information purposes only. The discussions do not purport to cover all situations involving the purchase of an annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.


UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of MetLife Investors USA for the sale of life insurance and Variable Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, MetLife Investors Distribution Company, formerly Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by MetLife Investors USA. Commissions on sales of contracts range from 0% to 8.5%. Agents are paid from the General Account of MetLife Investors USA. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 49 states and the District of Columbia. No direct underwriting commissions are paid to MetLife Investors Distribution Company.

CALCULATION OF PERFORMANCE DATA

a. Money Market Portfolio. The yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 2000, was 5.03%. This yield was computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.

The effective yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 2000, was 5.15%. This effective yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

            EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)/\(365/7) - 1.

b. Other Series. The average annual total return as of December 31, 2000, of the other Series in the Separate Account are as follows:


                                 Average Annual Total Returns
                                 ----------------------------  Inception
                        1 year   3 years   5 years  10 years   to Date
                        -------  --------  --------  --------  ---------

Growth Portfolio        -12.22%   17.86%    17.72%     N/A       16.59%
                                                                (6/1/93)

Overseas Portfolio      -20.24%    7.65%     8.96%     N/A        8.56%
                                                                (7/1/93)

Asset Manager Portfolio  -5.26%    5.60%     9.68%     N/A        8.75%
                                                                (6/1/93)

Index 500 Portfolio     -10.56%   10.40%    16.40%     N/A       16.10%
                                                                (8/1/93)

Equity-Income Portfolio   6.95%    7.28%    12.00%     N/A       14.33%
                                                               (3/31/95)

Contrafund Portfolio     -7.92%   13.10%    16.26%     N/A       18.81%
                                                               (3/31/95)

J.P. Morgan               7.78%    3.16%     3.71%     5.46%      5.54%
Quality Bond Portfolio                                          (8/1/87)

Lord Abbett               8.50%    8.15%    13.79%     13.79%    11.23%
Growth & Income                                                 (4/1/87)
Portfolio

BlackRock              -16.16%     6.64%    12.68%     N/A       13.84%
Equity Portfolio                                               (8/31/96)

BlackRock               11.57%     4.32%     4.16%     N/A        5.13%
U.S. Government                                                (3/31/95)
Income Portfolio

Small Capitalization    -28.23%    4.98%     5.52%     N/A        9.97%
Portfolio                                                      (3/31/95)

Large Cap                 N/A       N/A      N/A       N/A      -29.18%
Growth Portfolio                                               (6/20/00)

International Stock       N/A       N/A      N/A       N/A      -11.03%
Portfolio                                                      (6/20/00)

Mid Cap Portfolio         N/A       N/A      N/A       N/A      -33.09%
                                                               (6/20/00)

Russell 2000 Index        N/A       N/A      N/A       N/A       -8.26%
Portfolio                                                      (6/20/00)

High Yield Bond           N/A       N/A      N/A       N/A       -4.32%
Portfolio                                                      (6/20/00)

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)(n) = ERV

Where:

     P     =    a hypothetical initial payment of $1,000
     T     =    average annual total return
     n     =    number of years
     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

Certain expenses of BlackRock U.S. Government Income Portfolio and Index 500 Portfolio have been reimbursed by their investment advisers. Reimbursement of expenses to a series increases average annual total returns, and repayment of such reimbursements reduces these returns.

VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct MetLife Investors USA with respect to voting the Fund Shares which are the assets underlying the Owner's interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by MetLife Investors USA. The assets of each Separate Account Series will be kept physically segregated by MetLife Investors USA and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of MetLife Investors USA's officers and employees.

SERVICING AGENT

An administrative services agreement has been entered into between MetLife Investors USA and MLIG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. MLIG performs substantially all of the recordkeeping and administrative services for the Separate Account. MetLife Investors USA has paid fees to MLIG for these services.

INDEPENDENT AUDITORS

The financial statements of MetLife Investors USA Insurance Company as of and for the years ended December 31, 2000 and 1999, and the related statements of income, shareholder's equity, and cash flows for the years then ended, and the statements of assets and liabilities of MetLife Investors USA Separate Account A as of December 31, 2000, and the related statements of operations for the year then ended and statements of changes in net assets for the periods ended December 31, 2000 and 1999, included elsewhere in the registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington D.C. 20036.

REGULATION OF METLIFE INVESTORS USA

MetLife Investors USA is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of MetLife Investors USA for the preceding year and its financial condition on December 31 of such year. MetLife Investors USA's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. MetLife Investors USA was last examined as of December 31, 1997. While Delaware insurance law prescribes permissible investments for MetLife Investors USA, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of MetLife Investors USA. In addition, MetLife Investors USA is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for MetLife Investors USA.


FINANCIAL STATEMENTS

The financial statements of MetLife Investors USA contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity Contracts and as custodian as described elsewhere herein and in the Prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                 ----------------------------------------------

                                   PROSPECTUS

                                   MAY 1, 2001

                 ----------------------------------------------

              THE METLIFE INVESTORS USA INVESTORS CHOICE CDA VARIABLE
                                ANNUITY CONTRACTS
                                 issued through
                     METLIFE INVESTORS USA SEPARATE ACCOUNT A
                                       by
                     METLIFE INVESTORS USA INSURANCE COMPANY
--------------------------------------------------------------------------------

This Prospectus gives you important information about the individual flexible payment fixed and variable annuity contracts issued through MetLife Investors USA (formerly Security First Life) Separate Account A by MetLife Investors USA (formerly Security First Life) Insurance Company (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("qualified plans"), as well as from distributions made under retirement plans that do not qualify for special tax treatment ("non-qualified plans").

You decide how to allocate your money among the available investment choices. You may choose to allocate your payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by MetLife Investors USA Insurance Company ("MetLife Investors USA"), or to MetLife Investors USA Separate Account A (the "Separate Account"). The Separate Account, in turn, invests in the following underlying funds:


     FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND

          Money Market Portfolio
          Equity Income Portfolio
          Growth Portfolio
          Overseas Portfolio

     FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II

          Asset Manager Portfolio
          Contrafund Portfolio
          Index 500 Portfolio

     MET INVESTORS SERIES TRUST

          Lord Abbett Growth and Income Portfolio
          BlackRock U.S. Government Income Portfolio
          BlackRock Equity Portfolio
          J.P. Morgan Quality Bond Portfolio

     ALGER AMERICAN FUND

           Small Capitalization Portfolio

     METROPOLITAN SERIES FUND, INC.

          Janus Mid Cap Portfolio
          Putnam Large Cap Growth Portfolio
          Putnam International Stock Portfolio
          Russell 2000 Index Portfolio
          Loomis Sayles High Yield Bond Portfolio


You can choose any combination of these investment choices. Your Contract Value will vary daily to reflect the investment experience of the funding options selected. These funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest. THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY THE FUND PROSPECTUSES.

An investment in any of         For more information:
these variable annuities        If you would like more information about the
involves investment risk.       Contract, you can obtain a copy of the Statement
You could lose money you        of Additional Information ("SAI") dated May 1,
invest. The Contracts and       2001. The SAI is legally considered a part of
the funds are:                  this Prospectus as though it were included in
- not bank deposits or          the Prospectus. The Table of Contents of the SAI
  obligations;                  appears on page 38 of the Prospectus. To request
                                a free copy of the SAI or to ask questions,
- not federally insured or      write or call:
  guaranteed;
                                MetLife Investors USA Insurance Company
- not endorsed by any bank      610 Newport Center Drive
  or government agency; and     Newport Beach, CA  92660
                                Phone: (800) 848-3854
- not guaranteed to achieve
  their investment objective.   The Securities and Exchange Commission ("SEC")
                                has a website (http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.
                                THE SEC HAS NOT APPROVED OR DISAPPROVED THESE
                                SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS
                                TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE
                                CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----

Glossary....................................................    4
Summary of the Contracts....................................    6
Fee Tables and Examples.....................................    9
Condensed Financial Information.............................   12
Financial and Performance Information.......................   14
Description of the Insurance Company, The
  General Account, The Separate Account, The Funds and
  Service Providers.........................................   15
     The Insurance Company..................................   15
     The General Account....................................   15
     The Separate Account...................................   15
     The Funds..............................................   16
     Principal Underwriter..................................   17
     Servicing Agent........................................   17
     Custodian..............................................   18
Contract Charges............................................   18
     Premium Taxes..........................................   19
     Surrender Charge.......................................   19
     Administration Fees....................................   20
     Mortality and Expense Risk Charge......................   21
     Federal, State and Local Taxes.........................   21
     Free Look Period.......................................   21
Description of the Contracts................................   22
     Assignment.............................................   22
     Purchase Payments......................................   22
     Transfers..............................................   22
     Dollar Cost Averaging..................................   23
     Reallocation Election..................................   23
     Customer Recognition Program...........................   23
     Modification of the Contracts..........................   23
Accumulation Period.........................................   25
     Crediting Accumulation Units in the Separate Account...   25
     Surrender from the Separate Account....................   25
     Account Statements.....................................   26
Annuity Benefits............................................   26
     Variable Annuity Payments..............................   26
     Election of Annuity Date and Form of Annuity...........   27
     Frequency of Payment...................................   28
     Level Payments Varying Annually........................   28
     Annuity Unit Values....................................   29

                                                              PAGE
                                                              ----

Death Benefits..............................................   30
     Death Before the Annuity Date..........................   30
     Death After the Annuity Date...........................   31
Federal Tax Considerations..................................   32
     General Taxation of Annuities..........................   32
     Non-qualified Contracts................................   32
     Qualified Contracts....................................   33
     Withholding............................................   35
Voting Rights...............................................   36
Legal Proceedings...........................................   37
Additional Information......................................   37
Table of Contents of Statement of Additional Information


MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT -- A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT -- The person on whose life Annuity payments under a Contract are based.

ANNUITY -- A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE -- The date on which Annuity payments begin.

ANNUITY UNIT -- A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN -- The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY -- The person who has the right to a Death Benefit upon your death.

BUSINESS DAY -- Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CONTRACT -- The agreement between you and MetLife Investors USA covering your rights.

CONTRACT DATE -- The date your Contract was issued to you.

CONTRACT VALUE -- The sum of your interests in the Separate Account Series and the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

CONTRACT YEAR -- A 12-month period starting on the Contract Date and on each anniversary of the Contract Date.

FIXED ANNUITY -- An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD -- The 10-day period when you first receive your Contract. During this time period, you may cancel your Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states).

FREE WITHDRAWAL AMOUNT -- The amount that can be withdrawn in a Contract Year without incurring a surrender charge.

FUND -- A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT -- All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE -- The date on which Annuity payments begin if you do not select another date. It is the later of the Contract anniversary nearest the Annuitant's 85th birthday or the 10th anniversary of the Contract Date.

OWNER -- You, the person who has title to the Contract.

PURCHASE PAYMENT -- The amounts paid by you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT -- The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by MetLife Investors USA under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES -- The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

VALUATION DATE -- Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD -- The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

--------------------------------------------------------------------------------
                            SUMMARY OF THE CONTRACTS
--------------------------------------------------------------------------------


Please see the section          THE CONTRACTS
"Qualified Contracts" on
page 33 for more                The Contracts may be offered to:
information.
                                - Qualified Plans such as:
                                -- Section 403(b) tax-sheltered annuities;
                                -- Section 457 deferred compensation plans;
                                -- Section 401 pension and profit sharing plans;
                                -- individual retirement annuities;
                                -- traditional Individual Retirement Accounts
                                    ("IRAs");
                                -- Roth IRAs;
                                - Plans that do not qualify for special tax
                                  treatment (Non-qualified Contracts); and
                                - Individuals seeking to accumulate money for
                                  retirement.

Please see "Transfers" on       PURCHASE PAYMENTS
page 22 for more
information.                    Purchase Payments under the Contracts are made
                                to the General Account, the Separate Account, or allocated between them. You cay buy a Contract for $1,000 and add as little as $100 at any time
                                (for IRAs, the minimum is $500 for an initial
                                Purchase Payment and $100 for each additional payment). There is no initial sales charge;
                                however, the charges and deductions described under "Contract Charges" on page 18 will be deducted from the Contract Value. You can transfer amounts allocated to the Separate
                                Account:
                                - between any of the fund investment choices, at
                                  any time and as many times as you choose
                                - to the General Account at any time before the
                                  amount has been applied to a variable annuity option
                                You can transfer amounts allocated to the General Account:
                                - to the Separate Account only to be applied to
                                  a Variable Annuity option

Please see "The Separate        SEPARATE ACCOUNT
Account" on page 15 and
"The Funds" on page for         Purchase Payments allocated to the Separate
more information.               Account are invested at net asset value in
                                Accumulation Units in one or more of twelve
                                Series, each of which invests in one of the following twelve Funds:

--------------------------------------------------------------------------------------------
FUNDS                                          ADVISERS/SUBADVISERS
--------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE INSURANCE       Fidelity Management and Research Company
   PRODUCTS FUND                               ("FMR")
--------------------------------------------------------------------------------------------
 Money Market Portfolio                        FMR
--------------------------------------------------------------------------------------------
 Equity Income Portfolio                       FMR
--------------------------------------------------------------------------------------------
 Growth Portfolio                              FMR
--------------------------------------------------------------------------------------------
 Overseas Portfolio                            FMR
--------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE INSURANCE       FMR
   PRODUCTS FUND II
--------------------------------------------------------------------------------------------
 Asset Manager Portfolio                       FMR
--------------------------------------------------------------------------------------------
 Contrafund Portfolio                          FMR
--------------------------------------------------------------------------------------------
 Index 500 Portfolio                           FMR
--------------------------------------------------------------------------------------------
 MET INVESTORS SERIES TRUST                    Met Investors Advisory Corp.
                                               ("Met Advisory")
--------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income Portfolio       Met Advisory; Lord Abbett & Co. ("Lord
                                               Abbett") (subadviser)
--------------------------------------------------------------------------------------------

 BlackRock U.S. Government Income Portfolio    Met Advisory; BlackRock Financial Management,
                                               Inc. ("BlackRock")(subadviser)
--------------------------------------------------------------------------------------------
 BlackRock Equity Portfolio                    BlackRock
--------------------------------------------------------------------------------------------
 J.P. Morgan Quality Bond Portfolio             Met Advisory; J.P. Morgan Investment
                                                Management, Inc. ("J.P. Morgan")(subadviser)
--------------------------------------------------------------------------------------------
 ALGER AMERICAN FUND                           Fred Alger Management, Inc. ("Alger
                                               Management")
--------------------------------------------------------------------------------------------
 Small Capitalization Portfolio                Alger Management
--------------------------------------------------------------------------------------------
 METROPOLITAN SERIES FUND, INC.                MetLife Advisers, LLC
--------------------------------------------------------------------------------------------
 Janus Mid Cap Portfolio                       MetLife Advisers, LLC; Janus Capital
                                               Corporation ("Janus")(subadviser)
--------------------------------------------------------------------------------------------
 Putnam Large Cap Growth Portfolio             MetLife Advisers, LLC; Putnam Investment
 Putnam International Stock Portfolio          Management, Inc. ("Putnam")(subadviser)
--------------------------------------------------------------------------------------------
 Russell 2000 Index Portfolio                  MetLife Advisers, LLC
--------------------------------------------------------------------------------------------
 Loomis Sayles High Yield Bond Portfolio       MetLife Advisers, LLC; Loomis Sayles &
                                               Company, L.P. ("Loomis")(subadviser)
--------------------------------------------------------------------------------------------

Please see "Contract          CHARGES AND DEDUCTIONS
Charges" on page 18 for
more information.             The following fees and expenses apply to
                              your Contract:

                              FEE OR EXPENSE                                           AMOUNT OF FEE
                              ----------------------------------------------------------------------
                                DAILY DEDUCTIONS
                              - Administration fee (deducted from your....                   .00041%
                              interest in the Separate Account)                      (.15% per year)
                              - Mortality and Expense Risks fee...........                  .003425%
                                                                                    (1.25% per year)
                              SURRENDER CHARGE
                              (CONTINGENT DEFERRED SALES CHARGE)
                              - Deducted if you request a full or.........    7% of Purchase Payment
                                     partial withdrawal of Purchase             and amounts credited
                                     Payments from the Separate Account           to it. This charge
                                     within seven years after the             decreases 1% each year
                                     Purchase Payment is made                     after the Purchase
                                                                                    Payment is made.
                                As described later in this Prospectus, this charge
                                will not apply to:
                                - the first withdrawal in any year of up to
                                       10% of your interest in the Separate
                                       Account and 10% of your interest
                                       in the General Account; or
                                -      withdrawals made if you are confined to a
                                       hospital for at least 30 consecutive days
                                       or to a skilled nursing home for at least
                                       90 consecutive days.


                              FEE OR EXPENSE                                           AMOUNT OF FEE
                              ----------------------------------------------------------------------
                              PREMIUM TAXES
                              - Payable to a state or government agency...                0% - 2.35%
                              with respect to your Contract. It may be             (3.50% in Nevada)
                                     deducted on or after the date the tax
                                     is incurred. Currently, MetLife
                                     Investors USA deducts these taxes upon
                                     annuitization.

Please see "Free Look           FREE LOOK PERIOD
Period" on page 21 for more
information.                    You may cancel your Contract within 10 days
                                after you receive it (or longer depending on state law) for a full refund of all Purchase
                                Payments (or the greater of Purchase Payments or the Contract Value in some states). Purchase
                                Payments allocated to the Separate Account will be initially allocated to the Money Market
                                Portfolio during the Free Look Period.

                                VARIABLE ANNUITY PAYMENTS
                                You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date. Payments will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Contract Value is invested.

                                If your monthly payments from a particular
                                Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

Please see "Surrender           SURRENDER
Charge" on page 19
and "Federal Tax                You may surrender all or part of your Contract
Considerations" on page 32      Value before the Annuity Date. You may not make
for more                        a partial withdrawal if  it would cause your
information.                    interest in any Series or the General Account
                                to fall below $500.

                                However, if you are withdrawing the entire amount allocated to a Series; these restrictions do not apply. You may be assessed a surrender charge. In addition, any earnings surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified Contracts.

Please see "Death Benefits"     DEATH BENEFIT
on page 30 for more
information.                    One of the insurance guarantees we provide you
                                under your Contract is that your
                                Beneficiary(ies) will be protected against market downturns. You name your
                                Beneficiary(ies). If you die before the Annuity
                                Date, your Beneficiary(ies) will receive a death benefit that is the greatest of:
                                - the total of all Purchase Payments less any partial withdrawals; or
                                - the Contract Value at settlement; or
                                - if the Contract is issued when you (and all co-owners) are age 70 or younger, the greater of the Contract Value at the seventh anniversary of Contract Date or each following fifth anniversary.
                                Your Beneficiary(ies) may choose to receive this benefit in a lump sum or to apply it to certain of the available annuity forms contained in this Contract.


--------------------------------------------------------------------------------
                             FEE TABLE AND EXAMPLES
--------------------------------------------------------------------------------

The purpose of these fee tables and examples is to assist you in understanding the various costs and expenses that you will bear, directly or indirectly, under your Contract.

EXPENSE DATA

The table reflects expenses of the Separate Account as well as expenses of the underlying Funds that make up the investment options for the Separate Account. In addition to the expenses listed below, premium taxes may be applicable.* Please see Fund prospectuses for a more complete description of the various costs and expenses of the Funds.
---------------
* Under State law, premium taxes may be deducted from each Purchase Payment or upon annuitization. At this time MetLife Investors USA deducts the premium tax only from amounts annuitized.

[The following information assumes that the entire Contract Value is in the Separate Account:]

                                   FEE TABLES

                                  YOUR EXPENSES

                                                              YEARS SINCE
                                                               PURCHASE
                                                               PAYMENT
                                                              WAS RECEIVED    PERCENTAGE
                                                              ------------    ----------
Surrender Charge (Deferred Sales Charge)....................  less than 1           7%
  (as a percentage of amounts accumulated with respect        1 but not 2           6%
  to a purchase payment)                                      2 but not 3           5%
                                                              3 but not 4           4%
                                                              4 but not 5           3%
                                                              5 but not 6           2%
                                                              6 but not 7           1%
                                                              7 or more             0%


                        SEPARATE ACCOUNT ANNUAL EXPENSES
                  (AS A PERCENTAGE OF AVERAGE CONTRACT VALUE)
                   (DEDUCTED DAILY FROM THE SEPARATE ACCOUNT)


Administration Fee..........................................   .15% per year
Mortality and Expense Risk Fees.............................  1.25% per year
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................  1.40% per year

                              FUND ANNUAL EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                             (NET OF REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------------
               MONEY            EQUITY                                      ASSET
               MARKET           INCOME          GROWTH      OVERSEAS       MANAGER         CONTRAFUND
              PORTFOLIO        PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------
(a) Management    .27%             .48%          .57%         .72%           .53%             .57%
    Fee
-------------------------------------------------------------------------------------------------------------
 (b)Other         .08%             .08%          .08%         .17%           .08%             .09%
    Expenses
-------------------------------------------------------------------------------------------------------------
 (c)Total Annual
        Expenses  .35%             .56%          .65%         .89%           .61%             .66%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                  BLACKROCK
                                                     U.S.                    J.P. MORGAN
                                 LORD ABBETT      GOVERNMENT    BLACKROCK      QUALITY           SMALL
                  INDEX 500     GROWTH & INCOME     INCOME       EQUITY         BOND              CAP
                   PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------
 (a)    Management  .24%             .60%            .55%         .65%           .54%             .85%
        Fee
----------------------------------------------------------------------------------------------------------
 (b)    Other       .09%             .05%            .16%         .11%           .06%             .05%
        Expenses
----------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses    .33%             .65%            .71%         .76%           .60%             .90%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

                                               LARGE CAP      INTERNATIONAL    RUSSELL      HIGH YIELD
                              MID CAP           GROWTH            STOCK      2000 INDEX        BOND
                              PORTFOLIO        PORTFOLIO        PORTFOLIO      SERIES       PORTFOLIO
----------------------------------------------------------------------------------------------------------
 (a)    Management Fee           .66%             .54%            .90%          .25%           .70%
----------------------------------------------------------------------------------------------------------
 (b)    Other Expenses           .04%             .14%            .24%          .30%           .18%
----------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses                 .70%             .68%           1.14%          .55%           .88%
----------------------------------------------------------------------------------------------------------

EXAMPLES
------------------------------------------------------------------------------------------------------
                                   CONDITIONS
                           YOU WOULD PAY THE FOLLOWING
       SEPARATE             EXPENSES ON A $1,000                            TIME PERIODS
        ACCOUNT            INVESTMENT ASSUMING 5%            ------------------------------------------
        SERIES            ANNUAL RETURN ON ASSETS:           1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
 Money Market            (a) upon surrender at the    (a)     $ 83      $105      $127       $206
  Portfolio                  end of the stated time
                             period
                         (b) if the Contract WAS NOT  (b)       18        55        95        206
                             surrendered
-------------------------------------------------------------------------------------------------------
 Equity Income           SAME                         (a)       85       111       137        229
  Portfolio                                           (b)       20        62       106        229
-------------------------------------------------------------------------------------------------------
 Growth Portfolio        SAME                         (a)       86       113       142        238
                                                      (b)       21        64       110        238
-------------------------------------------------------------------------------------------------------
 Overseas Portfolio      SAME                         (a)       88       120       153        263
                                                      (b)       23        72       123        263
-------------------------------------------------------------------------------------------------------
 Asset Manager           SAME                         (a)       85       112       140        234
  Portfolio                                           (b)       20        63       108        234
-------------------------------------------------------------------------------------------------------
 Small Capitalization    SAME                         (a)       88       121       154        264
  Portfolio                                           (b)       23        72       123        264
-------------------------------------------------------------------------------------------------------
 Contrafund Portfolio    SAME                         (a)       86       114       142        239
                                                      (b)       21        65       111        239
-------------------------------------------------------------------------------------------------------
 Index 500               SAME                         (a)       83       104       126        204
  Portfolio                                           (b)       18        54        94        204
-------------------------------------------------------------------------------------------------------
 Lord Abbett Growth &    SAME                         (a)       86       113       142        238
  Income Portfolio                                    (b)       21        64       110        238
-------------------------------------------------------------------------------------------------------
 BlackRock U.S.          SAME                         (a)       86       115       145        244
  Government Income                                   (b)       21        66       113        244
  Portfolio
-------------------------------------------------------------------------------------------------------
 J.P. Morgan Quality     SAME                         (a)       85       112       139        233
  Bond Portfolio                                      (b)       20        63       108        233
-------------------------------------------------------------------------------------------------------
 BlackRock Equity        SAME                         (a)       87       118       149        253
  Portfolio                                           (b)       22        69       118        253
-------------------------------------------------------------------------------------------------------
 Large Cap Portfolio     SAME                         (a)       87       117       148        251
                                                      (b)       22       68        117        251
-------------------------------------------------------------------------------------------------------
 International Stock     SAME                         (a)       90       127       166        288
  Portfolio                                           (b)       26        79       135        288
-------------------------------------------------------------------------------------------------------
 Mid Cap Growth          SAME                         (a)       86       115       144        243
  Portfolio                                           (b)       21        66       113        243
-------------------------------------------------------------------------------------------------------
 Russell 2000 Index      SAME                         (a)       85       110       137        227
  Portfolio                                           (b)       20        61       105        227
-------------------------------------------------------------------------------------------------------
High Yield Bond          SAME                         (a)       88       120       153        262
  Portfolio                                           (b)       23        71       122        262

                                       11

EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of these tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying funds. For additional information see "Contract Charges," beginning on page 18.

On January 26, 2001, shareholders of each of the series of Security First Trust approved an Agreement and Plan of Reorganization pursuant to which the series of Security First Trust will be reorganized into corresponding portfolios of Met Investors Series Trust, a new fund. Met Investors Advisory Corp. ("Met Advisors") is the investment adviser of Met Investors Series Trust. Effective as of February 12, if you were invested in a portfolio of Security First Trust, you are now invested in a portfolio of Met Investors Series Trust.

Met Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations, the total annual portfolio expenses of certain Portfolios of the Trust will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J.P. Morgan Quality Bond Portfolio,.65% for the Lord Abbett Growth and Income Portfolio, .76% for the BlackRock Equity Portfolio and .71% for the BlackRock U.S. Government Income Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the Investment Manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001, are estimated to be: 0.73% for the J.P. Morgan Quality Bond Portfolio, 0.65% for the Lord Abbett Growth and Income Portfolio, 92% for the BlackRock Equity Portfolio, and 1.02% for the BlackRock U. S. Government Income Portfolio

2. FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. without this reimbursement, the Portfolio's total expenses would have been 0.33%.

For the Fidelity VIP Growth Portfolio, Overseas Portfolio, and Contrafund Portfolio, actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

For the Fidelity VIP Money Market Portfolio, the annual class operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.


With regard to the Metropolitan Series Fund, Inc., had there been no fee waivers or reimbursements, expenses would have been:


Putnam Large Cap Growth Portfolio
Total Annual Expenses   1.00


3. THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus through the Separate Account. The information is derived from the financial statements of the Separate Account for the year ended December 31, 1999 and 2000 which have been audited by Deloitte & Touche LLP, the Separate Account's independent auditors.

                                        TWELVE    TWELVE    TWELVE     TWELVE     FIVE        TWELVE     TWELVE
                                        MONTHS    MONTHS    MONTHS     MONTHS     MONTHS      MONTHS     MONTHS
                                        ENDED     ENDED     ENDED      ENDED      ENDED       ENDED      ENDED
      SEPARATE ACCOUNT SERIES          7/31/90   7/31/91   7/31/92    7/31/93    12/31/93    12/31/94   12/31/95
      -----------------------          -------   -------   -------   ---------   --------    --------   --------
Series B (J.P. Morgan Quality Bond Portfolio)
  Beg. AUV $.......................       5.77      5.90      6.27        7.07       7.66       7.78        7.42
  End. AUV $.......................       5.90      6.27      7.07        7.66       7.78       7.42        8.55
  End. No. Non-Qualified AUs.......     35,914    29,408    34,855      45,488     45,035     35,534      45,117
  End. No. Qualified AUs...........    129,756   167,461   165,862     227,551    255,421     52,134      61,437
Series G (T. Rowe Price Growth and
  Income Series)
  Beg. AUV $.......................       6.96      6.26      6.84        7.70       8.27       8.70        8.85
  End. AUV $.......................       6.26      6.84      7.70        8.27       8.70       8.85       11.46
  End. No. Non-Qualified AUs.......    152,193   103,701   121,098     157,339    170,454    179,634     219,556
  End. No. Qualified AUs...........    396,570   598,731   826,262   1,300,789  1,510,626    265,635     318,557
Series FA (Asset Manager Portfolio)
  Beg. AUV $ (5/13/93).............                                       5.00       5.15       5.62        5.21
  End. AUV $.......................                                       5.15       5.62       5.21        6.02
  End. No. Non-Qualified AUs.......                                     14,874    297,065    639,669     636,600
  End. No. Qualified AUs...........                                     14,679    233,747    881,502   1,048,666
Series FG (Growth Portfolio)
  Beg. AUV $ (5/24/93).............                                       5.00       5.06       5.40        5.33
  End. AUV $.......................                                       5.06       5.40       5.33        7.13
  End. No. Non-Qualified AUs.......                                      6,333     68,333    220,859     369,778
  End. No. Qualified AUs...........                                      6,703     69,326    351,616     691,102
Series FI (Index 500 Portfolio)
  Beg. AUV $ (6/30/93).............                                       5.00       4.97       5.20        5.19
  End. AUV $.......................                                       4.97       5.20       5.19        7.04
  End. No. Non-Qualified AUs.......                                         --      9,764     31,543      73,445
  End. No. Qualified AUs...........                                      2,334      8,392     30,822     120,370
Series FO (Overseas Portfolio)
  Beg. AUV $ (5/24/93).............                                       5.00       5.12       5.64        5.67
  End. AUV $.......................                                       5.12       5.64       5.67        6.14
  End. No. Non-Qualified AUs.......                                         --     11,178     82,312      71,276
  End. No. Qualified AUs...........                                        491      8,248    107,910     146,405
Series FM (Money Market Portfolio)
  Beg. AUV $ (1/1/94)..............                                                             5.00       5.16
  End. AUV $.......................                                                             5.16       5.40
  End. No. Non-Qualified AUs.......                                                           47,324    177,174
  End. No. Qualified AUs...........                                                            9,656    326,232
  Yield............................                                                                        4.45%

                                       13


                                           TWELVE      TWELVE      TWELVE      TWELVE      TWELVE
                                           MONTHS      MONTHS      MONTHS      MONTHS      MONTHS
                                           ENDED       ENDED       ENDED       ENDED       ENDED
      SEPARATE ACCOUNT SERIES             12/31/96    12/31/97    12/31/98    12/31/99   12/31/2000
      -----------------------             --------    --------    --------    --------    --------

Series B (J.P. Morgan Quality Bond Portfolio)
  Beg. AUV $.......................           8.55        8.68        9.35        9.91        9.52
  End. AUV $.......................           8.68        9.35        9.91        9.52       10.26
  End. No. Non-Qualified AUs.......         69,877     204,160     511,384     653,132     611,246
  End. No. Qualified AUs...........        100,373     164,131     374,239     467,937     422,032
Series G (T. Rowe Price Growth and
  Income Series)
  Beg. AUV $.......................          11.46       13.77       17.28       18.77       20.15
  End. AUV $.......................          13.77       17.28       18.77       20.15       21.86
  End. No. Non-Qualified AUs.......        386,916     967,084   1,413,847   1,632,006   1,617,172
  End. No. Qualified AUs...........        482,496     798,400   1,196,732   1,328,141   1,302,757
Series FA (Asset Manager Portfolio)
  Beg. AUV $ (5/13/93).............           6.02        6.81        8.12        9.21       10.09
  End. AUV $.......................           6.81        8.12        9.21       10.09        9.56
  End. No. Non-Qualified AUs.......        777,592   1,342,714   1,938,660   2,389,530   2,498,156
  End. No. Qualified AUs...........      1,250,934   1,595,340   2,152,005   2,360,980   2,279,964
Series FG (Growth Portfolio)
  Beg. AUV $ (5/24/93).............           7.13        8.08        9.84       13.54       18.36
  End. AUV $.......................           8.08        9.84       13.54       18.36       16.12
  End. No. Non-Qualified AUs.......        694,471   1,514,592   1,666,023   1,987,700   2,219,904
  End. No. Qualified AUs...........        936,136   1,721,157   1,853,479   2,082,142   2,262,318
Series FI (Index 500 Portfolio)
  Beg. AUV $ (6/30/93).............           7.04        8.54       11.19       14.16       16.83
  End. AUV $.......................           8.54       11.19       14.16       16.83       15.05
  End. No. Non-Qualified AUs.......        337,427   1,141,079   1,728,113   2,300,304   2,447,909
  End. No. Qualified AUs...........        428,500   1,017,697   1,556,431   1,954,345   2,039,786
Series FO (Overseas Portfolio)
  Beg. AUV $ (5/24/93).............           6.14        6.86        7.56        8.40       11.82
  End. AUV $.......................           6.86        7.56        8.40       11.82        9.43
  End. No. Non-Qualified AUs.......        147,181     331,263     421,902     470,705     568,523
  End. No. Qualified AUs...........        204,998     340,816     398,497     428,613     512,336
Series FM (Money Market Portfolio)
  Beg. AUV $ (1/1/94)..............           5.40        5.62        5.84        6.08        6.29
  End. AUV $.......................           5.62        5.84        6.08        6.29        6.58
  End. No. Non-Qualified AUs.......        667,110     905,605     928,083     943,540     740,300
  End. No. Qualified AUs...........        622,087   1,041,656   1,285,755   1,330,537     913,305
  Yield............................           3.95%       4.11%       3.60%      4.65%       5.00%

                                       14


                                     TWELVE    TWELVE    TWELVE    TWELVE     TWELVE       FIVE       TWELVE     TWELVE
                                     MONTHS    MONTHS    MONTHS    MONTHS     MONTHS      MONTHS      MONTHS     MONTHS
                                      ENDED     ENDED     ENDED     ENDED      ENDED       ENDED      ENDED       ENDED
      SEPARATE ACCOUNT SERIES        7/31/89   7/31/90   7/31/91   7/31/92    7/31/93    12/31/93    12/31/94   12/31/95
      -----------------------        -------   -------   -------   -------   ---------   ---------   --------   --------

Series FE (Equity-Income Portfolio)
  Beg. AUV $ (5/25/95).............                                                                                 5.00
  End. AUV $.......................                                                                                 6.13
  End. No. Non-Qualified AUs.......                                                                               48,543
  End. No. Qualified AUs...........                                                                               82,578
Series FC (Contrafund Portfolio)
  Beg. AUV $ (5/16/95).............                                                                                 5.00
  End. AUV $.......................                                                                                 6.29
  End. No. Non-Qualified AUs.......                                                                               98,145
  End. No. Qualified AUs...........                                                                              143,884
Series SU (U.S. Govt. Income
  Series)
  Beg. AUV $ (5/25/95).............                                                                                 5.00
  End. AUV $.......................                                                                                 5.43
  End. No. Non-Qualified AUs.......                                                                                8,806
  End. No. Qualified AUs...........                                                                               10,909
Series SV (BlackRock Equity Portfolio)
  Beg. AUV $ (8/26/96).............
  End. AUV $.......................
  End. No. Non-Qualified AUs.......
  End. No. Qualified AUs...........
Series AS (Small Cap. Portfolio)
  Beg. AUV $ (5/22/95).............                                                                                  5.00
  End. AUV $.......................                                                                                  6.54
  End. No. Non-Qualified AUs.......                                                                               115,588
  End. No. Qualified AUs...........                                                                               160,410

                                       15


                                              TWELVE      TWELVE      TWELVE      TWELVE      TWELVE
                                              MONTHS      MONTHS      MONTHS      MONTHS      MONTHS
                                              ENDED       ENDED       ENDED       ENDED       ENDED
      SEPARATE ACCOUNT SERIES                12/31/96    12/31/97    12/31/98    12/31/99   12/31/2000
      -----------------------                --------    --------    --------    --------    --------

Series FE (Equity-Income Portfolio)
  Beg. AUV $ (5/25/95).............             6.13         6.93        8.76        9.64       10.11
  End. AUV $.......................             6.93         8.76        9.64       10.11       10.81
  End. No. Non-Qualified AUs.......          389,764    1,144,054   1,748,353   2,096,056   2,063,155
  End. No. Qualified AUs...........          451,605      851,026   1,333,143   1,515,655   1,460,464
Series FC (Contrafund Portfolio)
  Beg. AUV $ (5/16/95).............             6.29         7.54        9.24       16.84       14.51
  End. AUV $.......................             7.54         9.24       11.84       14.51       13.36
  End. No. Non-Qualified AUs.......          427,465      968,105   1,303,672   1,604,010   1,723,349
  End. No. Qualified AUs...........          530,576    1,026,836   1,353,368   1,595,501   1,696,796
Series SI (International Portfolio)
  Beg. AUV $ (1/1/97)..............                                                             12.69
  End. AUV $.......................                                                              9.80
  End. No. Non-Qualified AUs.......                                                            53,628
  End. No. Qualified AUs...........                                                            57,501
Series SU (U.S. Govt. Income Series)
  Beg. AUV $ (5/25/95).............             5.43         5.56        5.87        6.22        5.97
  End. AUV $.......................             5.56         5.87        6.22        5.97        6.66
  End. No. Non-Qualified AUs.......           35,598    1,577,311   1,418,884   1,428,720   1,334,081
  End. No. Qualified AUs...........          186,466    1,088,519     964,505     874,302     739,630
Series SV (BlackRock Equity Portfolio)
  Beg. AUV $ (8/26/96).............             5.00         5.59        7.14        8.67       10.32
  End. AUV $.......................             5.59         7.14        8.67       10.32        8.66
  End. No. Non-Qualified AUs.......          132,782    1,265,446   1,054,601   1,000,749     979,098
  End. No. Qualified AUs...........          149,404    1,167,399     901,456     811,568     745,154
Series AS (Small Cap. Portfolio)
  Beg. AUV $ (5/22/95).............             6.54         6.73        7.40        8.43       11.93
  End. AUV $.......................             6.73         7.40        8.43       11.93        8.56
  End. No. Non-Qualified AUs.......          454,671    1,018,416   1,040,780   1,049,855   1,095,498
  End. No. Qualified AUs...........          517,158    1,133,029   1,156,348   1,130,261   1,162,601
 Series PL (Putnam Large Cap Growth)
  Beg. AUV $.......................                                                              0.00
  End. AUV $.......................                                                              3.54
  End. No. Non-Qualified AUs.......                                                            49,961
  End. No. Qualified AUs...........                                                            36,313
Series JM (Janus Midcap)
  Beg. AUV $.......................                                                              0.00
  End. AUV $.......................                                                              3.35
  End. No. Non-Qualified AUs.......                                                           205,048
  End. No. Qualified AUs...........                                                           119,988
Series RI (Russel 2000 Index)
  Beg. AUV $.......................                                                              0.00
  End. AUV $.......................                                                              4.59
  End. No. Non-Qualified AUs.......                                                            17,027
  End. No. Qualified AUs...........                                                            23,047
Series LS (Loomis Sayles High Yield)
  Beg. AUV $.......................                                                              0.00
  End. AUV $.......................                                                              4.78
  End. No. Non-Qualified AUs.......                                                             2,300
  End. No. Qualified AUs...........                                                             4,376
Series PI (Putnam International Stock)
  Beg. AUV $.......................                                                              0.00
  End. AUV $.......................                                                              4.45
  End. No. Non-Qualified AUs.......                                                            30,957
  End. No. Qualified AUs...........                                                            16,800


---------------
AUV -- Accumulation Unit Value
AUs -- Accumulation Units

--------------------------------------------------------------------------------
                      FINANCIAL AND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

All performance numbers are     PERFORMANCE INFORMATION
based upon historical
earnings. These numbers are     From time to time, MetLife Investors USA may
not intended to indicate        advertise the performance of a Series. This
future results. Yields and      performance information may include:
average annual total returns
are determined in accordance    - the YIELD and EFFECTIVE YIELD of Series
with the computation methods    invested in the MONEY MARKET PORTFOLIO of the
required by the Securities      Separate Account; and
and Exchange Commission (the
"SEC") in the Form N-4          - average annual total returns for the other
Registration Statement.         Series of the Separate Account.
These methods are described
in detail in the Statement      YIELD is the net income generated by an
of Additional Information.      investment in the MONEY MARKET PORTFOLIO for a
                                specific seven-day period, expressed as a percentage of the value of the Series'
                                Accumulation Units. Yield is an annualized figure, which means that MetLife Investors USA assumes that the Series will generate the same level of net income over a one-year period and compounds that income on a semi-annual basis.
                                Because of the assumed compounding, the Money
                                Market Series' effective yield will be slightly higher than its yield. The computation of yield reflects all recurring charges under the Contract to all Owner accounts, including the mortality and expense risk charge and the administrative expense charge. Yield does not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce your performance experience.
                                ANNUAL RETURN
                                measures the net income of a Series and any realized or unrealized gains or losses of the underlying investments in the Series, over the period stated.
                                AVERAGE ANNUAL TOTAL RETURN
                                figures are annualized and, therefore, represent the average annual percentage change in the value of an investment in a Series over the period stated. Average annual total returns are expressed for at least one, five and ten year periods (or from a Series' inception if the Series has been in existence for less than ten years). The computation of average annual total returns reflects all recurring charges and applicable fees under the Contract to all Owner accounts, including the following:
                                - the mortality and expense risk charge,
                                - the administrative expense charge, and
                                - the applicable early surrender charge that may
                                  be charged at the end of the period in
                                  question.
                                FINANCIAL INFORMATION
                                Financial Statements of the Separate Account and
                                MetLife Investors USA are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement.

--------------------------------------------------------------------------------
                      DESCRIPTION OF THE INSURANCE COMPANY,
                   THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT,
                         THE FUNDS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Investors USA is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 610 Newport Center Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in 49 states and the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors USA Group, Inc. ("MLIG"). MLIG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company.

MetLife Investors USA Insurance Company changed its name from Security First Life Insurance Company as of January 31, 2001. In certain states, the new name may not yet be approved. In those states, we will continue to use the name of Security First Life Insurance Company until our new name is approved. In addition, concurrent with the change of our name, the name of the Separate Account also changed to MetLife Investors USA Separate Account A.

MetLife, a wholly owned subsidiary of MetLife, Inc., a publicly traded company, is a leading provider of insurance and financial services to a broad spectrum of individual and group customers. With approximately $302.3 billion worth of assets under management as of December 31, 2000, MetLife provides individual insurance and investment products to approximately 9 million households in the United States.


THE GENERAL ACCOUNT

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account when you purchase your Contract or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by MetLife Investors USA. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, MetLife Investors USA bears the full investment risk for amounts in the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Please see the terms of your actual Contract for more information.

THE SEPARATE ACCOUNT

MetLife Investors USA established the Separate Account on May 29, 1980 in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under state law and the terms of your Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. HOWEVER, THE AMOUNT OF VARIABLE ANNUITY PAYMENTS IS GUARANTEED ONLY TO THE EXTENT OF THE LEVEL AMOUNT CALCULATED AT THE BEGINNING OF EACH ANNUITY YEAR. (See Annuity Benefits -- Level Payments Varying Annually, page
28).

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Twelve of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

THE FUNDS

Your investment choices are:

-------------------------------------------------------------------------------------------------------------
 FUND                                    INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
                                                                                    AND SUBADVISER
-------------------------------------------------------------------------------------------------------------
 VIP Money Market       The Fund seeks to obtain as high a level of current      FMR
 Portfolio              income as is consistent with preserving capital and
                        providing liquidity The portfolio will invest only in
                        high quality U.S. dollar denominated money market
                        securities of domestic and foreign issuers.
-------------------------------------------------------------------------------------------------------------
 VIP Equity Income      The Fund seeks reasonable income by investing primarily  FMR
 Portfolio              in income-producing equity securities. In choosing
                        these securities, the Fund will also consider the
                        potential for capital appreciation. The Fund's goal is
                        to achieve a yield which exceeds the composite yield on
                        the securities comprising the Standard & Poor's 500
                        Composite Stock Price Index.
-------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio   The Fund seeks to achieve capital appreciation normally  FMR through the purchase of common stocks (although the
                        portfolio's investments are not restricted to any one
                        type of security). Capital appreciation may also be
                        found in other types of securities, including bonds and
                        preferred stocks.
-------------------------------------------------------------------------------------------------------------
 VIP Overseas           The Fund seeks long-term growth of capital primarily     FMR
 Portfolio              through investments in foreign securities. Overseas
                        Portfolio provides a means for investors to diversify
                        their own portfolios by participating in companies and
                        economies outside of the United States.
-------------------------------------------------------------------------------------------------------------
 VIP II Asset Manager   The Fund seeks high total return with reduced risk over  FMR
 Portfolio              the long-term by allocating its assets among stocks,
                        bonds, and short-term, fixed income instruments.
-------------------------------------------------------------------------------------------------------------
 VIP II Contrafund      The Fund seeks capital appreciation by investing in      FMR
 Portfolio              companies that the investment adviser believes to be
                        undervalued due to an overly pessimistic appraisal by
                        the public.
-------------------------------------------------------------------------------------------------------------
 VIP II Index 500       The Fund seeks investment results that correspond to     FMR
 Portfolio              the total return (i.e., the combination of capital
                        changes and income) of common stocks publicly traded in
                        the United States, as represented by the Standard &
                        Poor's 500 Composite Stock Price Index while keeping
                        transaction costs and other expenses low.
-------------------------------------------------------------------------------------------------------------
 J.P. Morgan Quality    To provide a high total return consistent with           Met Advisory, J.P. Morgan
 Bond Portfolio         moderate risk of capital and maintenance of liquidity      Investment Management, Inc.
                                                                                   (subadviser)
-------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth     The Portfolio seeks to achieve long term growth of       Met Advisory, Lord
 and Income Portfolio   capital and income without excessive fluctuation           Abbett & Co. (subadviser)
                        in market value
-------------------------------------------------------------------------------------------------------------
 BlackRock Equity       The Portfolio seeks to provide growth of capital and     Met Advisory, BlackRock
 Portfolio              income.                                                    Advisors LLC(subadviser)

                                       19


-------------------------------------------------------------------------------------------------------------
 BlackRock U. S.        The Portfolio seeks to provide current income. The       Met Advisory, BlackRock
 Government Income      Portfolio pursues the objective by investing in a          Advisors LLC(subadviser)
 Portfolio              professionally managed diversified portfolio limited
                        primarily to U.S. government securities.
-------------------------------------------------------------------------------------------------------------
 Alger Small            The Fund seeks long-term capital appreciation by         Alger Management
 Capitalization         investing in a diversified, actively managed portfolio
 Portfolio              of equity securities, primarily of companies
                        within the range of companies included in the Russell
                        2000 Growth Index. Income is a consideration in the
                        investments but is not an investment objective of the
                        Portfolio.
-------------------------------------------------------------------------------------------------------------
 Putnam Large           The Portfolio seeks capital appreciation by investing    MetLife Advisers,
 Cap Growth             in the common stocks of a relatively small number of       LLC; Putnam
 Portfolio              U.S. companies with a focus on growth stocks.              (subadviser)
-------------------------------------------------------------------------------------------------------------
 Putnam International   The fund seeks long-term growth of capital by investing  MetLife Advisers, LLC;
 Stock Portfolio        mostly in the common stocks of mid-sized and large         Putnam (subadviser)
                        companies outside the United States.
-------------------------------------------------------------------------------------------------------------
 Janus Mid              The fund seeks long-term growth of capital by investing  MetLife Advisers, LLC;
 Cap Portfolio          at least 65% of its total assets in common stocks of       Janus (subadviser)
                        medium capitalization companies selected for their
                        growth potential.
-------------------------------------------------------------------------------------------------------------
 Russell 2000           The fund seeks to equal the return of the Russell 2000   MetLife Advisers, LLC
 Index Portfolio        Index by investing most of its assets in common stocks
                        of small capitalization companies included in the
                        Russel 2000 Index.
-------------------------------------------------------------------------------------------------------------
 Loomis Sayles          The fund seeks a high total investment return through a  MetLife Advisers, LLC;
 High Yield             combination of current income and capital appreciation.    Loomis (subadviser)
 Bond Portfolio
-------------------------------------------------------------------------------------------------------------

While the Series and their      Each Series buys and sells shares of the
comparably named Funds may      corresponding fund. These Funds invest in
have names, investment          stocks, bonds and other investments as indicated
objectives and management       above. All dividends declared by the Funds are
which are identical or          earned by the Separate Account and reinvested.
similar to publicly             Therefore, no dividends are distributed to you
available funds,                under the Contract. Instead, dividends generally
these are not those mutual      increase the Accumulation or Annuity Unit Value.
funds. The Funds most likely    You pay no transaction expenses (i.e.,
will not have the same          front-end or back-end load sales charges) as a
performance experience as       result of the Separate Account's purchase or
any publicly available          sale of these fund shares. The Funds listed
fund.                           above are available only by purchasing annuities
                                and life insurance policies offered by MetLife
                                Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife
                                Investors USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife
                                Investors USA to make annuity or other payments under the Contracts. Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

The Funds are more fully        The Funds are available to other registered
described in the Fund           separate accounts offering variable annuity and
prospectuses and their          variable life products in addition to the
Statements of Additional        Separate Account. In the future, a conflict may
Information. The                develop between one or more separate accounts
prospectuses are attached to    invested in the same Fund. The conflict could
or accompanied by this          develop due to change in the law affecting
Prospectus. The Statements      variable annuity products or from differences in
of Additional Information       voting instructions of owners of the different
are available upon your         separate accounts. MetLife Investors USA
request.                        monitors the Series for this type of conflict
                                and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other
                                Contract Owners.

                                SUBSTITUTION OF FUND SHARES
                                MetLife Investors USA may substitute shares of another fund for Fund shares directly purchased and apply future Purchase Payments under the Contracts to the purchase of these substituted shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by MetLife Investors USA's management in view of the purposes of the Contracts. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approves the substitution under the 1940 Act.

                                PRINCIPAL UNDERWRITER
                                MetLife Investors Distribution Company, 610
                                Newport Center Drive, Newport Beach, California 92660, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. MetLife Investors Distribution Company is a Delaware corporation and a subsidiary of MLIG.

                                SERVICING AGENT
                                MLIG provides MetLife Investors USA with administrative services, including: office space, supplies, utilities, office equipment, travel expenses and periodic reports.

CUSTODIAN

MetLife Investors USA is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by MetLife Investors USA and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of MetLife Investors USA's officers and employees.

--------------------------------------------------------------------------------
                                CONTRACT CHARGES
--------------------------------------------------------------------------------

MetLife Investors USA deducts the charges described below. MetLife Investors USA represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contracts.

  SERVICES AND BENEFITS METLIFE INVESTORS USA PROVIDES INCLUDE:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid at your death, the Annuitant's death, or the death of the first of joint Contract owners;

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to Contract owners.

  COSTS AND EXPENSES INCURRED BY METLIFE INVESTORS USA INCLUDE:

     - costs associated with various overhead and other expenses from providing the services and benefits under the Contracts;

     - sales and marketing expenses; and

     - other costs of doing business.

  RISKS ASSUMED BY METLIFE INVESTORS USA INCLUDE:

     - risks that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract value or the maximum of all step-up values for the Enhanced Death Benefit; and

     - that the costs of providing the services and benefits under the contracts will exceed the charges deducted.

MetLife Investors USA may also deduct a charge for taxes, if applicable.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

                                PREMIUM TAXES
                                Some states assess premium taxes on the Purchase Payments you make. Generally, premium taxes range from 0% to 2.35% (3.50% in Nevada), depending on the state. The Contracts permit MetLife Investors USA to deduct any applicable premium taxes from the Contract Value at or after the time they are incurred. MetLife Investors USA currently does not deduct for these taxes at the time you make a Purchase Payment. However, MetLife Investors USA will deduct the total amount of premium taxes, if any, from the Contract Value when you elect to begin receiving Annuity payments (Annuitization).

                                SURRENDER CHARGE

The surrender charge covers     No sales charge is deducted from any Purchase
marketing expenses for the      Payment. During the accumulation phase, you can
sale of Contracts, such as      withdraw part or all of the Contract Value. In
commissions to sales            the first partial surrender in each Contract
personnel and other             year, you can withdraw up to 10% of your
promotion and acquisition       Contract Value in the General Account and 10% of
expenses.                       the Contract Value in the Separate Account free
                                of surrender charges. If you withdraw money in excess of 10% of your Contract Value, you might have to pay a surrender charge on the excess amount. The following schedule shows the surrender charges that apply during the seven years following each Purchase Payment:


                         NUMBER OF YEARS                         SURRENDER
                   SINCE PURCHASE PAYMENT DATE                     CHARGE
     -------------------------------------------------------------------------

     Less than 1 year........................................        7%
     1 year but less than 2..................................        6%
     2 years but less than 3.................................        5%
     3 years but less than 4.................................        4%
     4 years but less than 5.................................        3%
     5 years but less than 6.................................        2%
     6 years but less than 7.................................        1%
     7 years or more.........................................        0%


                                The surrender charge is calculated by
                                subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                                                  THE SURRENDER AMOUNT

                                1 -- THE PERCENTAGE SURRENDER CHARGE EXPRESSED AS A DECIMAL Accumulation Units are cancelled on a first-in, first-out basis, and the amount credited to your Contract Value with respect to each Purchase Payment will be subject to the surrender charge. In no event will a surrender charge imposed on Accumulation Units be more than 9% of Purchase Payments allocated to the Separate Account. The effect of this varying schedule of percentage charges is that amounts that you leave in the Separate Account for longer periods of time are subject to a lower charge than amounts immediately surrendered.

                                Example of application of surrender charge.
                                Assume your Contract Value is $100,000 at the beginning of Contract year 2 and you withdraw $30,000. Because that amount is more than your 10% free surrender amount, you would pay a surrender charge of $1,200 on the remaining $20,000 (6% of $30,000 - $10,000). Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% Federal penalty tax described on page 34. For tax purposes, withdrawals are considered to come from earnings first. If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.
                                EXCEPTIONS TO SURRENDER CHARGE
                                In some cases, MetLife Investors USA will not charge you the surrender charge when you make a withdrawal. You do not pay the surrender charge:
                                - On transfers made within your Contract;
                                - On withdrawals of Purchase payments you made over seven years ago;
                                - If you die during the pay-in phase, your Beneficiary(ies) will receive the full death benefit without deduction;
                                - If you withdraw no more than 10% of your account balance in any Contract Year;
                                - If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days (the withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement); and
                                - When you are an officer, director or full time employee of MetLife Investors USA or its affiliates. if the purchase of the Contract is for personal investment purposes only. ADMINISTRATION FEES
                                An administration fee of .00041% (.15% per year) is deducted from your interest in the Separate Account on a daily basis. Contract administration expenses include:
                                - the cost of policy issuance;
                                - rent;
                                - stationery and postage;
                                - telephone and travel expenses;
                                - salaries;
                                - legal, administrative, actuarial and
                                accounting fees;
                                - periodic reports; and
                                - office equipment, and custodial expenses.

Please note that deductions     MORTALITY AND EXPENSE RISK CHARGE
are made and expenses paid
out of the underlying Fund's    MetLife Investors USA charges a fee for bearing
assets, as well. A              certain mortality and expense risks under the
description of these fees       policy. Examples of these risks include a
and expenses are described      guarantee of annuity rates, the death  benefits,
in each Fund's prospectus.      and assuming the risk that the expense charges
                                and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate
                                Account's assets equal to 1.25% per year. If
                                MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts. MetLife Investors USA may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.
                                FEDERAL, STATE AND LOCAL TAXES
                                MetLife Investors USA may in the future deduct charges from the Contract Value for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.
                                FREE LOOK PERIOD
                                You may cancel your Contract within a certain time period. This is known as a "free look."
                                Your Free Look Period is the 10-day period (or longer in certain states) starting when you receive your Contract. If you decide to cancel your Contract, MetLife Investors USA must receive your request to cancel in writing at its administrative office within the 10-day period.
                                If the Contract is mailed to MetLife Investors
                                USA , it will be considered to be returned on the postmark date. If the Contract is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA.
                                The returned Contract will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund your Purchase
                                Payments or, if required by state law, the greater of the Purchase Payments or the Contract
                                Value. Purchase Payments that you make to the Separate Account will be allocated to the Money
                                Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE CONTRACTS
--------------------------------------------------------------------------------

ASSIGNMENT

Your Contract provides that you may freely assign your rights under it. However, if you hold your Contract in connection with a Section 401 or 403 plan, a Roth IRA, or a traditional IRA, you cannot assign or transfer the Contract.

PURCHASE PAYMENTS

You may make a Purchase Payment at any time. Your minimum initial Purchase Payment must be $1,000. Each additional Purchase Payment must at least $100. For IRAs, the initial Purchase Payment is $500 and each additional payment is $100. You will receive a confirmation of each Purchase Payment received.

TRANSFERS

ACCUMULATION UNITS

You may transfer Accumulation Units among the Funds or to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units, unless you make a reallocation election or an enhanced dollar cost averaging election.

Your transfer instructions must be in writing or, if permitted by MetLife Investors USA , by telephone. If MetLife Investors USA permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that MetLife Investors USA will provide. MetLife Investors USA will employ reasonable procedures to confirm that telephone instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Your Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Accumulation Unit values are determined at the close of trade on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

ANNUITY UNITS

You may transfer Annuity Units among the Series at any time with no charge. You may not transfer Annuity Units to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for a variable payout. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

 MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account, except as permitted under a reallocation election or dollar cost averaging program. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

DOLLAR COST AVERAGING

Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly, quarterly, semi-annual or annual basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower average cost per unit may be achieved over the long run. There is no additional charge to participate in dollar cost averaging.

You may participate in this program if your Contract Value is $5,000 or more. Under the program, your Accumulation Units from the Series invested in the Money Market Portfolio will be periodically transferred to other Series that you select. The program allows you to invest in non-money market Series over any time period that you choose instead of investing in these other Series all at once.

You choose whether the transfer will be made monthly, quarterly, semi-annually or annually. The minimum transfer amount is $100. You may terminate the program at any time by sending a written notice to MetLife Investors USA. (MetLife Investors USA reserves the right to limit the number of Series to which transfers can be made.)

METLIFE INVESTORS USA'S ENHANCED DOLLAR COST AVERAGING PROGRAM (THE "EDCA PROGRAM")

From time to time, MetLife Investors USA may credit increased interest rates to you under programs established at no additional charge at MetLife Investors USA's discretion. If you are a new Contract owner, you may enroll in MetLife Investors USA's EDCA Program, a special pre-authorized transfer program. Under this program, you may allocate a Purchase Payment of at least $10,000 into the General Account and pre-authorize transfers from the General Account to any of the Series of the Separate Account under either a 6-month or 12-month transfer program. Under either program, the initial Purchase Payment and accrued interest must be transferred to the selected Series in substantially equal monthly installments over the 6- or 12-month period.

REALLOCATION ELECTION

If your Contract Value is $5,000 or more, you may elect to systematically reallocate values invested in Accumulation Units among the Series and in the General Account in order to achieve an allocation ratio that you establish. Your request must be made in writing on a form provided by MetLife Investors USA. (The reallocation election is not available under either the dollar cost averaging program or the EDCA Program.)

Transfers will occur quarterly. All transfers will be made on the third business day of the month in which the annual or quarterly anniversary of your Contract occurs. No transfer from the General Account shall exceed 20% of your interest invested in the General Account in any year. You may change the allocation ratios once each Contract Year. Any transfer among Series outside of the election will cause the election to terminate.

Customer Appreciation Program

MetLife Investors USA may credit increased interest rates to Owners under certain programs established at the discretion of MetLife Investors USA. Effective June 15, 1999, under a special exchange program available only to existing MetLife Investors USA policyholders and for which no dealer compensation is paid, MetLife Investors USA will credit the Owner's initial Purchase Payment with additional interest at a rate to be determined from time to time. The additional interest will be credited to the General Account upon receipt of the initial Purchase Payment.


MODIFICATION OF THE CONTRACTS

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:

     - death benefits;

     - deductions from Purchase Payments;

     - deductions from Contract Values for transaction charges

     - deductions from the Separate Account for mortality and expense risk and administrative fees; and

     - guaranteed rates with respect to fixed benefits.


MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

     - with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change;

     - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or

     - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

       MetLife Investors USA Insurance Company
       610 Newport Center Drive
       Newport Beach, CA  92660
       1 (800) 848-3854

--------------------------------------------------------------------------------
                               ACCUMULATION PERIOD
--------------------------------------------------------------------------------


The NET INVESTMENT FACTOR is    CREDITING ACCUMULATION UNITS IN THE SEPARATE
an index of the percentage      ACCOUNT
change (adjusted for            MetLife Investors USA will credit Accumulation
distributions by the Fund       Units to a Series upon receipt of your Purchase
and the deduction of the        Payment or transfer. MetLife Investors USA
administration fee, and         determines the number of Accumulation Units to
mortality and expense risk      be credited to a Series by dividing the net
fee) in the net asset value     amount allocated to a Series out of your
of the Fund in which a          Purchase Payment by the value of an Accumulation
Series is invested, since       Unit in the Series next computed following
the preceding Valuation         receipt of the Purchase Payment or transfer.
Date. The net investment
factor may be greater or        SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT
less than 1 depending upon      VALUES
the Fund's investment
performance.                    The current value of Accumulation Units of a
                                particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation
                                Units is determined each business day at the close of trading on the New York Stock Exchange
                                (currently 4:00 p.m. Eastern time). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding valuation date by the net investment factor for the period since that day.
                                You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

                                SURRENDER FROM THE SEPARATE ACCOUNT You may surrender all or a portion of the cash value of your Contract at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal. These consequences are discussed in more detail under "Federal Tax Considerations" on page 32. You should consult your tax adviser before making a withdrawal. The cash value of your interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges or fees. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value. If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if a withdrawal would cause your interest in any Series or the General Account to have an after surrender value of less than $500.
                                However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.

                                PAYMENT OF SURRENDER AMOUNT
                                Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request. MetLife Investors USA may suspend surrenders when:
                                - The SEC restricts trading on the New York
                                Stock Exchange or the Exchange is closed for other than weekends or holidays;

                                - The SEC permits the suspension of withdrawals; or
                                - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.


ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

     - all transactions for the period being reported

     - the number of Accumulation Units that are credited to your Contract in each Series

     - the current Accumulation Unit value for each Series

     - your Contract Value as of the end of the reporting period


MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

--------------------------------------------------------------------------------
                                ANNUITY BENEFITS
--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYMENTS

Your interest in the Series may be applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

                                ELECTION OF ANNUITY DATE AND FORM OF ANNUITY You choose the Annuity Date and the form of Annuity payment.
                                ELECTION OF ANNUITY DATE
                                If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:
                                - the Contract anniversary nearest to the Annuitant's 85th birthday, or
                                - the 10th anniversary of the Contract Date. You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date. Please note that the Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

There are three people who      FORM OF ANNUITY
are involved in payments
under your Annuity:             Currently, MetLife Investors USA provides you
                                with five forms of Annuity payments. Each
- you, the Owner                Annuity payment option, except Option 5, is
                                available on both a Fixed and Variable Annuity
- the Annuitant                 basis. Option 5 is available on a Fixed basis
                                only.
- the Beneficiary
                                OPTION 1 -- LIFE ANNUITY

The Owner and the Annuitant     You receive Annuity payments monthly during the
may be the same person.         lifetime of the Annuitant. These payments stop
                                with the last payment due before the death of the Annuitant. Because MetLife Investors USA
                                Life does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments involving a life contingency.
                                OPTION 2 -- LIFE ANNUITY WITH 120, 180, OR 240
                                MONTHLY PAYMENTS CERTAIN You receive a
                                guaranteed minimum number of monthly Annuity payments during the lifetime of the Annuitant.
                                In addition, MetLife Investors USA
                                guarantees that you, (or your Beneficiary, if you are the Annuitant) will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.
                                OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY An
                                Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Contract Value allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.
                                OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY
                                You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife
                                Investors USA does not guarantee a minimum number of payments under this arrangement. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife
                                Investors USA does not pay death proceeds because of the death of the other payee.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

MetLife Investors USA makes Annuity payments monthly to you or another properly-designated payee, or to the Beneficiary at your or another payee's death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes to an optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:

     - the mortality table specified in the Contract;

     - the age and where permitted the sex of the Annuitant;

     - the type of Annuity payment option selected; and

     - the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

     - the number of years in the payment period, and

     - the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement.

Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss. You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:


     - First, MetLife Investors USA determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous valuation date to the current valuation date;

     - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated;

     - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return; and

     - FINALLY, THE PREVIOUS ANNUITY UNIT VALUE IS MULTIPLIED BY THIS RESULT.

--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------

If you own a joint Contract     DEATH BEFORE THE ANNUITY DATE
with another person or
persons, the death of either    If you chose another person other than yourself
the you or your co-owner will   as Annuitant under your contract and the
constitute the death of the     Annuitant dies, you  become the Annuitant. If
Owner for Contract purposes.    you die before the Annuity Date, whether or not
                                you are the Annuitant, your Beneficiary(ies) will receive a death benefit that is the greatest of:
                                - the total of all Purchase Payments less any partial withdrawals, including amounts already applied to produce Annuity payments;
                                - the Contract Value of settlement; or
                                - in the event the Contract is issued to you (or you and co-owners) on or before you (or they) attain age 70, the greater of the Contract Value at the end of the seventh Contract Year or the Contract Value at the end of each following fifth Contract Year. (In each case increased by later Purchase Payments and reduced by later withdrawals or amount applied to an annuity pay out.) Your Beneficiary(ies) receive the death benefit as either:
                                (1) A lump sum that must be made within five (5) years of your death, or
                                (2) Annuity income under Annuity Income Options
                                One, Two or Five described in Article 7 of the Contract. If your Beneficiary(ies) chooses one of the Annuity income options:
                                - Payments must begin within one year of your
                                  death (However, your spouse may delay
                                  commencement of payments up to the date that you would have reached 70 1/2.)
                                - The guaranteed period under Option Two or the
                                  designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.
                                - The Contract Value on the date of the first
                                  Annuity payment will be used to determine the amount of the death benefit.
                                If your spouse is your sole Beneficiary, he or she may choose to succeed to your rights as Owner rather than to take the death benefit. If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise. If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

     - Your Beneficiary(ies) and you die at the same time.

     - Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by MetLife Investors USA before the date due proof of your death is received by MetLife Investors USA.


Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

     - have all the remaining rights and powers under a Contract, and

     - be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

--------------------------------------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

A QUALIFIED CONTRACT is a       The following general discussion of the federal
tax Contract that is purchased  income consequences under this Contract is not
for certain types of            intended to cover all situations and is not
tax-advantaged retirement       meant to provide tax advice. Because of the
plans (previously defined as    complexity of the law and the fact that the tax
"qualified plans").             results will vary depending on many factors, you
                                should consult your tax adviser regarding your personal situation.

                                Additional tax information is included in the
For purposes of this            SAI. (Neither this Prospectus nor the SAI
Prospectus, qualified plans     addresses state, local or foreign tax matters.)
include:
                                GENERAL TAXATION OF ANNUITIES
- SECTION 401 PLANS (pension
  and profit-sharing plans,     Congress has recognized the value of saving for
  including plans for the       retirement by providing certain tax benefits, in
  self-employed)                the form of tax deferral, for money put into an
                                annuity. The Internal Revenue Code (the "Code")
- SECTION 403(b) PLANS          governs how this money is ultimately taxed.
  (tax-deferred annuities)      There are different rules for Qualified and
                                Non-qualified Contracts and depending on how the
- SECTION 457 PLANS             money is distributed, as briefly described
  (deferred compensation        below.
  plans
                                You generally will not be taxed on increases in
- TRADITIONAL INDIVIDUAL        the value of your Contract until a distribution
  RETIREMENT ACCOUNTS AND       occurs -- either as a withdrawal or as an
  ANNUITIES ("IRAS")            Annuity payment. This concept is known as tax
                                deferral. In addition, MetLife Investors USA will not be taxed on the investment income and capital gains of the Separate Account.

- ROTH IRAS                     NON-QUALIFIED CONTRACTS
Please note that the terms      If you are the owner of a Non-qualified
of your particular plan, IRA    Contract, you do not  receive any tax benefit
or Roth IRA may limit your      (deduction or deferral of income) on Purchase
rights otherwise available      Payments (for example, there is no deduction
under the Contract.             available for Purchase Payments), but you will
                                not be taxed on increases in the value of your
A NON-QUALIFIED CONTRACT is     Contract until a distribution occurs -- either
a Contract that is purchased    as a withdrawal (that is, a distribution made
on an individual basis with     prior to Annuitization) or as Annuity payments.
after-tax dollars and not
under one of the programs       Any direct or indirect borrowing against the
listed above in the             value of the Contract or pledging of the
description of a Qualified      Contract as security for a loan will be treated
Contract.                       as a cash distribution under the tax law. A lump
                                sum taken in lieu of remaining Annuity payments will be treated as a withdrawal for tax purposes. If a Non-qualified Contract is owned by someone other than an individual (for example, by a corporation), the Contract will generally not be treated as an annuity for tax purposes. For these entities, any increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986, are includible in the Owner's annual income.

Earnings are the income         WITHDRAWALS
that your Contract
generates.                      If you make a partial withdrawal, for tax
                                purposes, the amount withdrawn will generally be
There is income in the          treated as first coming from earnings and then
Contract to the extent the      from your Purchase Payments. These withdrawn
Contract Value exceeds          earnings are includible in your gross income and
your investment in the          are taxed at ordinary income rates.
Contract. The investment
in the Contract equals the      ANNUITY DISTRIBUTIONS
total Purchase Payments         When you receive an Annuity payment, part of
you paid less any amount        each payment is considered a return of your
received previously which       Purchase Payments and will not be taxed. The
was excludible from gross       remaining portion of the Annuity payment (that
income.                         is, any earnings) is included in your gross
                                income and will be considered ordinary income for tax purposes. How the Annuity payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity payments are expected to be made. Annuity payments received after you have received all of your premium payments are fully includible in income.
                                EARLY SURRENDER PENALTY
                                The Code also provides that income distributed as an Annuity or lump sum withdrawal from a Non-qualified Contract may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income.
                                Some withdrawals will be exempt from the penalty. They include any amounts:
                                - paid on or after the date you reach age 59
                                1/2;
                                - paid to your Beneficiary(ies) after you die; - paid if you become totally disabled (as that term is defined in the Code);
                                - paid in a series of substantially equal payments made annually (or more frequently) under a life or joint life expectancy Annuity; - paid under an immediate Annuity;
                                - which come from Purchase Payments made prior to August 14, 1982. (Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.) The penalty also will be imposed if you elect to receive payments in substantially equal installments as a life or life expectancy
                                Annuity prior to age 59 1/2 and then change the method of distribution before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for five years. If you are issued multiple annuity contracts within a calendar year by one company or its affiliates, the tax law may treat these contracts as one annuity contract for purposes of determining your tax on any distribution. This treatment may result in adverse tax consequences for you.

                                QUALIFIED CONTRACTS

[SIDE BAR: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral.]

                                The full amount of all distributions received from a Section 401, 403(b), 457 plan or IRA (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover to the Contract. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of a Section 457 plan, a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.

The Death benefit to be used with a qualified contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts; and if the death benefits are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth
IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

  MANDATORY MINIMUM DISTRIBUTIONS

If you are a participant in a Section 401, 403(b) or 457 plan or a traditional IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70 1/2 (or, in some cases, the year you retire, if later).

In addition, distributions under Section 401, 403(b) and 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions described in the preceding paragraph are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.

If you are the owner of a Roth IRA, distributions are not required during your lifetime.

  EARLY SURRENDER PENALTY

If you receive a taxable distribution from a Section 401 plan, Section 403(b) plan or IRA under your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax.

As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:

                                                                            TYPE OF PLAN
-----------------------------------------------------------------------------------------------------------
                                                               401             403(B)            IRA
-----------------------------------------------------------------------------------------------------------
 After you die                                                  X                X                X
 (paid to your Beneficiary(ies))
-----------------------------------------------------------------------------------------------------------
 After you become totally disabled                              X                X                X
 (as defined in the Code)
-----------------------------------------------------------------------------------------------------------
 If you separate from service after you reach age 55            X                X
-----------------------------------------------------------------------------------------------------------
 In a series of substantially equal payments made               X                X                X
 annually (or more frequently) under a life or               (after
 joint life expectancy Annuity                             separation
                                                          from service)
-----------------------------------------------------------------------------------------------------------
 Pursuant to a domestic relations order                         X                X
-----------------------------------------------------------------------------------------------------------

(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed if you elect to receive payments in substantially equal installments as a life or joint life expectancy Annuity prior to age 59 1/2 and then change the method of distribution before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for five years.

Distributions before age 59 1/2 generally are not permitted under Section 457 plans. You may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency. Distributions from Section 457 plans as not subject to the penalty tax for early withdrawals.

  ROLLOVERS OF PLAN CONVERSIONS

You may roll over distributions (other than certain distributions, such as required distributions) from one plan or arrangement to another plan or arrangement without incurring any Federal income tax under some circumstances. These circumstances are as follows:

--------------------------------------------------------------------------------
DISTRIBUTION FROM:              MAY BE ROLLED INTO:
--------------------------------------------------------------------------------
  - Section 401 plan            Another Section 401 plan;
                                or
                                an IRA
--------------------------------------------------------------------------------
  - Section 403(b) plan         Another Section 403(b) plan;
                                or
                                an IRA
--------------------------------------------------------------------------------
  - IRA                         Another IRA;
                                a Roth IRA (under certain conditions); or
                                a Section 401 or 403(b) plan if the IRA contains
                                  only permissible rollover amounts
--------------------------------------------------------------------------------

  DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.

WITHHOLDING

  MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan or a Section 403(b) plan, MetLife Investors USA is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

     - paid over your life or the joint life expectancy of you and your Beneficiary(ies);

     - paid over a period of 10 years or more;

     - necessary to satisfy the minimum distribution requirements; or

     - certain contributions from Section 401 and Section 403(b) plans paid as hardship distributions.

The requirements discussed below under "Other tax withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, MetLife Investors USA is not required to withhold the money if an eligible rollover distribution is rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

  OTHER TAX WITHHOLDING

Different withholding rules apply to taxable withdrawals such as Annuity payments and partial withdrawals that are not eligible rollover distributions.

The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You may also revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. MetLife Investors USA will notify you at least annually of your right to revoke or reinstate tax withholding.

  TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide MetLife Investors USA (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

--------------------------------------------------------------------------------
                                  VOTING RIGHTS
--------------------------------------------------------------------------------

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the funding options. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under your Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.

MetLife Investors USA will vote all shares of the underlying Funds as directed by you and other Contract Owners who have voting interests in the Funds. MetLife Investors USA will send you and other Contract Owners, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Contract Value allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

--------------------------------------------------------------------------------
                                LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no present or pending material legal proceedings affecting the Separate Account. MetLife Investors USA, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.

--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------



You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2001, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is attached at page 38.


A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----

The Insurance Company.......................................   3
The Separate Account........................................   3
Net Investment Factor.......................................   3
Annuity Payments............................................   3
Additional Federal Income Tax Information...................   5
Obtaining Tax Advice........................................   6
Underwriters, Distribution of the Contracts.................   6
Calculation of Performance Data.............................   6
Voting Rights...............................................   8
Safekeeping of Securities...................................   8
Servicing Agent.............................................   8
Independent Auditors........................................   8
Legal Matters...............................................   8
State Regulation of MetLife Investors USA...................   9
Financial Statements........................................   9

                                                      '33 Act File No. 33-7094








                                  STATEMENT OF

                             ADDITIONAL INFORMATION



                     METLIFE INVESTORS USA SEPARATE ACCOUNT A



           ----------------------------------------------------------

            THE METLIFE INVESTORS USA INVESTORS CHOICE CDA VARIABLE

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

           ----------------------------------------------------------



                     METLIFE INVESTORS USA INSURANCE COMPANY



                                   May 1, 2001




This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 2001, may be obtained without charge by writing to MetLife Investors USA Insurance Company, 610 Newport Center Drive, Newport Beach, California 92660 or by telephoning 1 (800) 848-3854.



135 CDA

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company ("MetLife Investors USA") changed its name to its present name as of January 31, 2001. In certain states, the new name may not yet be approved. In those states, MetLife Investors USA will continue to use its prior name, Security First Life Insurance Company, until the new name is approved. MetLife Investors USA is a wholly owned subsidiary of MetLife Investors Group (MLIG), previously known as Security First Group, Inc. MLIG is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company. MetLife is a wholly owned subsidiary of MetLife, Inc., a publicly traded company.


THE SEPARATE ACCOUNT

The MetLife Investors USA Separate Account A, (formerly Security First Life Separate Account A)("Separate Account") presently funds the Contracts described in this Prospectus and individual and group variable annuity contracts on Forms SF 135PB2, SF 135R2C, SF 137, SF 224FL, SF 226R1, SF 230, SF 234, SF 236FL and
SF 1700. These variable annuity contracts are described in other prospectuses. The individual combination fixed and variable annuity contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described group variable annuity contracts.

Amounts allocated to the Separate Account under the Contracts are invested in the securities of seventeen Funds: (i) the Money Market Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of the Fidelity Investments Variable Insurance Products Fund; (ii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Fidelity Investments Variable Insurance Products Fund II; (iii) the BlackRock U.S. Government Income Portfolio, the BlackRock Equity Portfolio, the J.P. Morgan Quality Bond Portfolio and the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust; and (iv) the Small Capitalization Portfolio of The Alger American Fund. The Separate Account is divided into a number of Series of Accumulation and Annuity Units, twelve Of which are offered under the Contracts: Series FM (Money Market Portfolio), Series FE (Equity-Income Portfolio), Series FG (Growth Portfolio), Series FO (Overseas Portfolio), Series FA (Asset Manager Portfolio), Series FC (Contrafund Portfolio), Series FI (Index 500 Portfolio), Series SU (BlackRock U.S. Government Income Portfolio), Series SV (BlackRock Equity Portfolio), Series B (J.P. Morgan Quality Bond Portfolio), Series G (Lord Abbett Growth and Income Portfolio), Series AS (Small Capitalization Portfolio), Series JM (Janus Mid Cap Portfolio), series PL (Putnam Large Cap Growth Portfolio), Series PI (Putnam International Stock Portfolio), Series R2 (Russell 2000 Index Portfolio), and Series LH (Loomis Sayles High Yield Bond Portfolio).


NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003836%) for each calendar day between the preceding Business Day and the end of the current Business Day.


ANNUITY PAYMENTS

Basis of Variable Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:


----------------------------------------------------------------------
YEAR OF BIRTH                          AGE ADJUSTMENT
BEFORE 1945                            ACTUAL AGE
1946- 1965                             AGE MINUS 1 YEAR
1966 - 1985                            AGE MINUS 2 YEARS
1986 - 2005                            AGE MINUS 3 YEARS
----------------------------------------------------------------------


Determination of Amount of Monthly Variable Annuity Payments For First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Contract Owner on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity Payments for the year are made out of the General Account for that year. That amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value credited to a Contract Owner. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity Payment for the first year is the sum of the monthly Annuity Payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity Payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.


Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, MetLife Investors USA will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be MetLife Investors USA's practice to mail Variable Annuity Payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.


Annuity Unit Value

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.


ADDITIONAL FEDERAL INCOME TAX INFORMATION

MetLife Investors USA is required to withhold federal income tax on Contract distributions (such as Annuity Payments, lump sum distributions or partial surrenders). However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, MetLife Investors USA will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by MetLife Investors USA will be applied only against the taxable portion of Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with MetLife Investors USA, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate. In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

MetLife Investors USA is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in the case of a 401 plan or to another eligible contract in the case of a 403(b) plan in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide MetLife Investors USA (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number. If the payee elects not to have federal income tax withheld on an Annuity Payment or a nonperiodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

OBTAINING TAX ADVICE

It should be recognized that the federal income tax information in the prospectus and this Statement of Additional Information is not exhaustive and is for information purposes only. The discussions do not purport to cover all situations involving the purchase of an annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.


UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of MetLife Investors USA for the sale of life insurance and Variable Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, MetLife Investors Distribution Company, formerly Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by MetLife Investors USA. Commissions on sales of contracts range from 0% to 8.5%. Agents are paid from the General Account of MetLife Investors USA. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 49 states and the District of Columbia. No direct underwriting commissions are paid to MetLife Investors Distribution Company.

CALCULATION OF PERFORMANCE DATA

a. Money Market Portfolio. The yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 2000, was 5.03%. This yield was computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.

The effective yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 2000, was 5.15%. This effective yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

            EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)/\(365/7) - 1.

b. Other Series. The average annual total return as of December 31, 2000, of the other Series in the Separate Account are as follows:


                                 Average Annual Total Returns
                                 ----------------------------
                        1 year  3 years  5 years  10 years  Inception
                       -------  -------- -------- --------   to Date
                                                            ---------

Growth Portfolio        -12.22%   17.72%     N/A      N/A       16.59%
                                                               (6/1/93)

Overseas Portfolio      -20.24%    7.65%    8.96%     N/A        8.56%
                                                               (7/1/93)

Asset Manager Portfolio  -5.26%    5.60%    9.68%     N/A        8.75%
                                                               (6/1/93)

Index 500 Portfolio     -10.56%   10.40%   16.40%     N/A       16.10%
                                                               (8/1/93)

Equity-Income Portfolio   6.95%    7.28%   12.00%     N/A       14.33%
                                                              (3/31/95)

Contrafund Portfolio     -7.92%   13.10%   16.26%     N/A       18.81%
                                                              (3/31/95)

J.P. Morgan               7.78%    3.16%    3.71%     5.46%      5.54%
Quality Bond Portfolio                                         (8/1/87)

Lord Abbett               8.50%    8.15%   13.79%     13.79%    11.23%
Growth & Income                                                (4/1/87)
Portfolio

BlackRock              -16.16%     6.64%    12.68%     N/A      13.84%
Equity Portfolio                                              (8/31/96)

BlackRock               11.57%     4.32%     4.16%     N/A       5.13%
U.S. Government                                               (3/31/95)
Income Portfolio

Small Capitalization    -28.23%    4.98%    5.52%     N/A        9.97%
Portfolio                                                     (3/31/95)

Large Cap                 N/A       N/A      N/A      N/A      -29.18%
Growth Portfolio                                              (6/20/00)

International Stock       N/A       N/A      N/A      N/A      -11.03%
Portfolio                                                     (6/20/00)

Mid Cap Portfolio         N/A       N/A      N/A      N/A      -33.09%
                                                              (6/20/00)

Russell 2000 Index        N/A       N/A      N/A      N/A       -8.26%
Portfolio                                                     (6/20/00)

High Yield Bond           N/A       N/A      N/A      N/A       -4.32%
Portfolio                                                     (6/20/00)

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)(n) = ERV

Where:

     P     =    a hypothetical initial payment of $1,000
     T     =    average annual total return
     n     =    number of years
     ERV =      ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

Certain expenses of BlackRock U.S. Government Income Portfolio and Index 500 Portfolio have been reimbursed by their investment advisers. Reimbursement of expenses to a series increases average annual total returns, and repayment of such reimbursements reduces these returns.

VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct MetLife Investors USA with respect to voting the Fund Shares which are the assets underlying the Owner's interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by MetLife Investors USA. The assets of each Separate Account Series will be kept physically segregated by MetLife Investors USA and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of MetLife Investors USA's officers and employees.

SERVICING AGENT

An administrative services agreement has been entered into between MetLife Investors USA and MLIG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. MLIG performs substantially all of the recordkeeping and administrative services for the Separate Account. MetLife Investors USA has paid fees to MLIG for these services.

INDEPENDENT AUDITORS

The financial statements of MetLife Investors USA Insurance Company as of and for the years ended December 31, 2000 and 1999, and the related statements of income, shareholder's equity, and cash flows for the years then ended, and the statements of assets and liabilities of MetLife Investors USA Separate Account A as ofDecember 31, 2000, and the related statements of operations for the year then ended and statements of changes in net assets for the periods ended December 31, 2000 and 1999, included elsewhere in the registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington D.C. 20036.

REGULATION OF METLIFE INVESTORS USA

MetLife Investors USA is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of MetLife Investors USA for the preceding year and its financial condition on December 31 of such year. MetLife Investors USA's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. MetLife Investors USA was last examined as of December 31, 1997. While Delaware insurance law prescribes permissible investments for MetLife Investors USA, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of MetLife Investors USA. In addition, MetLife Investors USA is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for MetLife Investors USA.


FINANCIAL STATEMENTS

The financial statements of MetLife Investors USA contained herein should be considered only for the purposes of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity Contracts and as custodian as described elsewhere herein and in the Prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                 ----------------------------------------------

                                   PROSPECTUS

                                   May 1, 2001

                 ----------------------------------------------

                 THE METLIFE INVESTORS USA CAPITAL STRATEGIST VARIABLE

                                ANNUITY CONTRACTS
                                 issued through
                     METLIFE INVESTORS USA SEPARATE ACCOUNT A
                                       by
                     METLIFE INVESTORS USA INSURANCE COMPANY
--------------------------------------------------------------------------------

This Prospectus gives you important information about the individual flexible payment fixed and variable annuity contracts issued through MetLife Investors USA (formerly Security First Life) Separate Account A by MetLife Investors USA (formerly Security First Life) Insurance Company (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("qualified plans"), as well as from distributions made under retirement plans that do not qualify for special tax treatment ("non-qualified plans").


You decide how to allocate your money among the available investment choices. You may choose to allocate your payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by MetLife Investors USA Insurance Company ("MetLife Investors USA"), or to MetLife Investors USA Separate Account A (the "Separate Account"). The Separate Account, in turn, invests in the following underlying funds:


     FEDERATED INSURANCE SERIES

          Federated Equity Income Fund II

          Federated American Leaders Fund II

          Federated High Income Bond Fund II

          Federated Growth Strategy Fund II


     AIM VARIABLE INSURANCE FUNDS

          AIM V.I. Balanced Fund

          AIM V.I. Capital Appreciation Fund

          AIM V.I. Value Fund

          AIM V.I. International Equity Fund


     OPPENHEIMER VARIABLE ACCOUNTS FUNDS


          Oppenheimer Small Cap Growth Fund/VA

          Oppenheimer Strategic Bond Fund/VA

          Oppenheimer Main Street Growth & Income Fund/VA

          Oppenheimer Money Fund/VA


     VAN KAMPEN LIFE INVESTMENT TRUST

          Van Kampen Strategic Stock Portfolio

     FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND

          Growth Portfolio


     FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II

          Index 500 Portfolio


     MET INVESTORS SERIES TRUST

          BlackRock U.S. Government Income Portfolio

          BlackRock Equity Portfolio


You can choose any combination of these investment choices. Your Contract Value will vary daily to reflect the investment experience of the funding options selected. These funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest. THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY THE FUND PROSPECTUSES.


                                                                      SF 135 PB2

An investment in any of         For more information:
these variable annuities        If you would like more information about the
involves investment risk.       MetLife Investors USA Capital Strategist
You could lose money you        Variable Annuity Contract, you can obtain a copy
invest. The Contracts and       of the Statement of Additional Information
the funds are:                  ("SAI")dated May 1, 2001. The SAI is legally
- not bank deposits or          considered a part of this Prospectus as though
  obligations                   it were included in the Prospectus. The Table of
- not federally insured or      Contents of the SAI appears on page 38 of the
  guaranteed                    Prospectus. To request a free copy of the SAI or
- not endorsed by any bank      to ask questions, write or call:
  or government agency          MetLife Investors USA Insurance Company
- not guaranteed to achieve     610 Newport Center Drive
  their investment objective    Newport Beach, CA  92660
                                Phone: (800) 848-3854
                                The Securities and Exchange Commission ("SEC") has a website (http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.
                                THE SEC HAS NOT APPROVED OR DISAPPROVED THESE
                                SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS
                                TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE
                                CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----

Glossary....................................................    4
Summary of the Contracts....................................    6
Fee Tables and Examples.....................................    9
Financial and Performance Information.......................   14
Description of The Insurance Company, The General
  Account, The Separate Account, The Funds and
  Service Providers.........................................   15
     The Insurance Company..................................   15
     The General Account....................................   15
     The Separate Account...................................   15
     The Funds..............................................   16
     Principal Underwriter..................................   18
     Servicing Agent........................................   18
     Custodian..............................................   19
Contract Charges............................................   19
     Premium Taxes..........................................   20
     Surrender Charge.......................................   20
     Administration Fees....................................   21
     Mortality and Expense Risk Charge......................   22
     Federal, State and Local Taxes.........................   22
     Free Look Period.......................................   22
Description of the Contracts................................   23
     Assignment.............................................   23
     Purchase Payments......................................   23
     Transfers..............................................   23
     Dollar Cost Averaging..................................   24
     Reallocation Election..................................   24
     Modification of the Contracts..........................   24
Accumulation Period.........................................   26
     Crediting Accumulation Units in the Separate Account...   26
     Surrender from the Separate Account....................   26
     Account Statements.....................................   27
Annuity Benefits............................................   27
     Variable Annuity Payments..............................   27
     Election of Annuity Date and Form of Annuity...........   28
     Frequency of Payment...................................   29
     Level Payments Varying Annually........................   29
     Annuity Unit Values....................................   30
Death Benefits..............................................   31
     Death Before the Annuity Date..........................   31
     Death After the Annuity Date...........................   32

                                                              PAGE
                                                              ----

Federal Tax Considerations..................................   33
     General Taxation of Annuities..........................   33
     Non-qualified Contracts................................   33
     Qualified Contracts....................................   34
     Withholding............................................   36
Voting Rights...............................................   37
Legal Proceedings...........................................   38
Additional Information......................................   38
Table of Contents of Statement of Additional Information

MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT -- A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT -- The person on whose life Annuity payments under a Contract are based.

ANNUITY -- A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE -- The date on which Annuity payments begin.

ANNUITY UNIT -- A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN -- The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY -- The person who has the right to a Death Benefit upon your death.

BUSINESS DAY -- Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CONTRACT -- The agreement between you and MetLife Investors USA covering your rights.

CONTRACT DATE -- The date your Contract was issued to you.

CONTRACT VALUE -- The sum of your interests in the Separate Account Series and the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

CONTRACT YEAR -- A 12-month period starting on the Contract Date and on each anniversary of the Contract Date.

FIXED ANNUITY -- An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD -- The 10-day period when you first receive your Contract. During this time period, you may cancel your Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states).

FREE WITHDRAWAL AMOUNT -- The amount that can be withdrawn in a Contract Year without incurring a surrender charge.

FUND -- A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT -- All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE -- The date on which Annuity payments begin if you do not select another date. It is the later of the Contract anniversary nearest the Annuitant's 85th birthday or the 10th anniversary of the Contract Date.

OWNER -- You, the person who has title to the Contract.

PURCHASE PAYMENT -- The amounts paid by you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT -- The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by MetLife Investors USA under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES -- The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

VALUATION DATE -- Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD -- The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

--------------------------------------------------------------------------------
                            SUMMARY OF THE CONTRACTS
--------------------------------------------------------------------------------



Please see the section          THE CONTRACTS
"Qualified Contracts" on
page 33 for more                The Contracts may be offered to:
information.
                                - Qualified Plans such as:
                                -- Section 403(b) tax-sheltered annuities;
                                -- Section 457 deferred compensation plans;
                                -- Section 401 pension and profit sharing plans;
                                -- individual retirement annuities;
                                -- traditional Individual Retirement Accounts
                                ("IRAs");
                                -- Roth IRAs.
                                - Plans that do not qualify for special tax treatment (Non-qualified Contracts); and
                                - Individuals seeking to accumulate money for retirement

Please see "Transfers" on       PURCHASE PAYMENTS
page 22 for more
information.                    Purchase Payments under the Contracts are made
                                to the General Account, the Separate Account, or allocated between them. You cay buy a Contract for $1,000 and add as little as $100 at any time
                                (for IRAs, the minimum is $500 for an initial
                                Purchase Payment and $100 for each additional payment). There is no initial sales charge;
                                however, the charges and deductions described under "Contract Charges" on page 18 will be deducted from the Contract Value. You can transfer amounts allocated to the Separate
                                Account:
                                - between any of the fund investment choices, at any time and as many times as you choose
                                - to the General Account at any time before the amount has been applied to a variable annuity option You can transfer amounts allocated to the General Account:
                                - to the Separate Account only to be applied to a Variable Annuity option

Please see "The Separate        SEPARATE ACCOUNT
Account" on page 15 and
"The Funds" on page for         Purchase Payments allocated to the Separate
more information.               Account are invested at net asset value in
                                Accumulation Units in one or more of seventeen
                                Series, each of which invests in one of the following seventeen Funds:

--------------------------------------------------------------------------------
FUNDS                                         ADVISERS/SUBADVISERS

--------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------
 Federated Equity Income Fund II              Federated Advisers
--------------------------------------------------------------------------------
 Federated American Leaders Fund II           Federated Advisers
--------------------------------------------------------------------------------
 Federated High Income Bond Fund II           Federated Advisers
--------------------------------------------------------------------------------
 Federated Growth Strategy Fund II            Federated Advisers
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
 AIM V.I. Balanced Fund                       A I M Advisors, Inc.
--------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund           A I M Advisors, Inc.
--------------------------------------------------------------------------------
 AIM V.I. Value Fund                          A I M Advisors, Inc.
--------------------------------------------------------------------------------
 AIM V.I. International Equity Fund           A I M Advisors, Inc.
--------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNTS FUNDS
--------------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund/VA           OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
 Oppenheimer Main Street Growth & Income      OppenheimerFunds, Inc.
   Fund/VA
--------------------------------------------------------------------------------
 Oppenheimer Money Fund/VA                    OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
 Oppenheimer Small Cap Growth Fund/VA         OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
 Van Kampen Strategic Stock Portfolio         Van Kampen Asset Management Inc.
--------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE
  PRODUCTS FUND
--------------------------------------------------------------------------------
 Growth Portfolio                             Fidelity Management and Research
                                               Company ("FMR")
--------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE
  PRODUCTS FUND II
--------------------------------------------------------------------------------
 Index 500 Portfolio                          FMR
--------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
--------------------------------------------------------------------------------
 BlackRock U.S. Government Income Portfolio   Met Investors Advisory Corp. ("Met
                                                Advisory"); BlackRock Financial
                                                Management, Inc. ("BlackRock")
--------------------------------------------------------------------------------
 BlackRock Equity Portfolio                   Met Advisory; BlackRock
--------------------------------------------------------------------------------

Please see "Contract            CHARGES AND DEDUCTIONS
Charges" on page 18 for more
information.                    The following fees and expenses apply to
                                your Contract:

                              FEE OR EXPENSE                                           AMOUNT OF FEE
                              ----------------------------------------------------------------------
                                DAILY DEDUCTIONS
                              - Administration fee (deducted from your....                   .00041%
                              interest in the Separate Account)                      (.15% per year)
                              - Mortality and Expense Risks fee...........                  .003425%
                                                                                    (1.25% per year)
                              SURRENDER CHARGE
                              (CONTINGENT DEFERRED SALES CHARGE)
                              - Deducted if you request a full or             7% of Purchase Payment
                              partial.....................................      and amounts credited
                              withdrawal of Purchase Payments from the            to it. This charge
                                     Separate Account within seven years      decreases 1% each year
                                     after the Purchase Payment is made           after the Purchase
                                                                                    Payment is made.

                                As described later in this Prospectus, this charge will not apply to:
                                - the first withdrawal in any year of up to
                                       10% of your interest in the Separate
                                       Account and 10% of your interest
                                       in the General Account; or
                                - withdrawals made if you are confined to a hospital for at least 30 consecutive days or to a skilled nursing home for at least
                                       90 consecutive days.

                              FEE OR EXPENSE                                           AMOUNT OF FEE
                              ----------------------------------------------------------------------
                              PREMIUM TAXES
                              - Payable to a state or government agency...                0% - 2.35%
                              with respect to your Contract. It may be             (3.50% in Nevada)
                                     deducted on or after the date the tax
                                     is incurred. Currently, MetLife
                                     Investors USA deducts these taxes upon
                                     annuitization.

Please see "Free Look           FREE LOOK PERIOD
Period" on page 21 for more
information.                    You may cancel your Contract within 10 days
                                after you receive it (or longer depending on state law) for a full refund of all Purchase
                                Payments (or the greater of Purchase Payments or the Contract Value in some states). Purchase
                                Payments allocated to the Separate Account will be initially allocated to the Money Market
                                Portfolio during the Free Look Period.

                                VARIABLE ANNUITY PAYMENTS
                                You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date. Payments will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Contract Value is invested. If your monthly payments from a particular Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

Please see "Surrender           SURRENDER
Charge" on page 19
and "Federal Tax                You may surrender all or part of your Contract
Considerations" on page 32      Value before the Annuity Date. You may not make
for more                        a partial withdrawal if it would cause your
information.                    interest in any Series or the General Account
                                to fall below $500. However, if you are
                                withdrawing the entire amount allocated to a Series; these restrictions do not apply. You may be assessed a surrender charge. In addition, any earnings surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified Contracts.

Please see "Death Benefits"     DEATH BENEFIT
on page 30 for more
information.                    One of the insurance guarantees we provide you
                                under your Contract is that your
                                Beneficiary(ies) will be protected against market downturns. You name your
                                Beneficiary(ies). If you die before the Annuity
                                Date, your Beneficiary(ies) will receive a death benefit that is the greatest of:
                                 - the total of all Purchase Payments less any
                                partial withdrawals; or
                                - the Contract Value at settlement; or
                                - if the Contract is issued when you (and all co-owners) are age 70 or younger, the greater of the Contract Value at the seventh anniversary of Contract Date or each following fifth anniversary. Your Beneficiary(ies) may choose to receive this benefit in a lump sum or to apply it to certain of the available annuity forms contained in this Contract.

--------------------------------------------------------------------------------
                             FEE TABLE AND EXAMPLES
--------------------------------------------------------------------------------

The purpose of these fee tables and examples is to assist you in understanding the various costs and expenses that you will bear, directly or indirectly, under your Contract.

EXPENSE DATA

The table reflects expenses of the Separate Account as well as expenses of the underlying Funds that make up the investment options for the Separate Account. In addition to the expenses listed below, premium taxes may be applicable.* Please see Fund prospectuses for a more complete description of the various costs and expenses of the Funds.
---------------
* Under State law, premium taxes may be deducted from each Purchase Payment or upon annuitization. At this time MetLife Investors USA deducts the premium tax only from amounts annuitized.

[The following information assumes that the entire Contract Value is in the Separate Account:]

                                   FEE TABLES

                                  YOUR EXPENSES

                                                                      YEARS SINCE
                                                                        PURCHASE
                                                                         PAYMENT
                                                              WAS RECEIVED    PERCENTAGE
                                                              ------------    ----------
Surrender Charge (Deferred Sales Charge)....................  less than 1           7%
  (as a percentage of amounts accumulated with respect        1 but not 2           6%
  to a purchase payment)                                      2 but not 3           5%
                                                              3 but not 4           4%
                                                              4 but not 5           3%
                                                              5 but not 6           2%
                                                              6 but not 7           1%
                                                              7 or more             0%


                        SEPARATE ACCOUNT ANNUAL EXPENSES
                  (AS A PERCENTAGE OF AVERAGE CONTRACT VALUE)
                   (DEDUCTED DAILY FROM THE SEPARATE ACCOUNT)

Administration Fee..........................................   .15% per year
Mortality and Expense Risk Fees.............................  1.25% per year
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................  1.40% per year

                              FUND ANNUAL EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                             (NET OF REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
                 FEDERATED EQUITY      FEDERATED AMERICAN       FEDERATED HIGH        FEDERATED GROWTH
                  INCOME FUND II        LEADERS FUND II      INCOME BOND FUND II      STRATEGY FUND II
------------------------------------------------------------------------------------------------------------
 (a)  Management Fee     0.71%                  0.75%                  0.60%                  0.67%
------------------------------------------------------------------------------------------------------------
 (b)  Other Expenses     0.24%                  0.12%                  0.16%                  0.19%
------------------------------------------------------------------------------------------------------------
 (c)  Total Annual
        Expenses         0.95%                  0.87%                  0.76%                  0.86%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                             AIM V.I. CAPITAL                                  AIM V.I.
                          AIM V.I.             APPRECIATION             AIM V.I.            INTERNATIONAL
                        BALANCED FUND             FUND                VALUE FUND             EQUITY FUND
------------------------------------------------------------------------------------------------------------
 (a)    Management Fee      0.75%                  0.61%                  0.61%                  0.73%
------------------------------------------------------------------------------------------------------------
 (b)    Other Expenses      0.35%                  0.21%                  0.23%                  0.29%
------------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses            1.10%                  0.82%                  0.84%                  1.02%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                   OPPENHEIMER
                                 OPPENHEIMER       MAIN STREET                         OPPENHEIMER
                                STRATEGIC BOND       GROWTH &         OPPENHEIMER    SMALL CAP. GROWTH
                                    FUND/VA       INCOME FUND/VA     MONEY FUND/VA        FUND/VA
------------------------------------------------------------------------------------------------------------
 (a)    Management Fee               0.74%             0.70%             0.45%             0.75%
------------------------------------------------------------------------------------------------------------
 (b)    Other Expenses               0.05%             0.03%             0.06%             0.62%
------------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses                     0.79%             0.73%             0.51%             1.37%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                           VAN KAMPEN                         EQUITY        BLACKROCK         BLACKROCK
                           STRATEGIC        INDEX 500         INCOME      U.S. GOVERNMENT      EQUITY
                        STOCK PORTFOLIO     PORTFOLIO        PORTFOLIO    INCOME PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------------------------------------
 (a)    Management Fee       .12%             .24%             .60%             .55%             .70%
------------------------------------------------------------------------------------------------------------
 (b)    Other Expenses       .53%             .09%             .19%             .16%             .11%
------------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses             .65%             .28%             .79%             .71%             .81%
------------------------------------------------------------------------------------------------------------


Had there been no fee waivers or expense reimbursement, expenses would have been:

1.  Oppenheimer Small Cap Growth
Total Annual Expenses:     1.37% Gross (1.35% net of indirect expenses)

2. MFS has contractually agreed, subject to reimbursement, to bear expenses for the New Discovery Series such that the "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. This contractual fee arrangement will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

3. For the Van Kampen Strategic Stock Fund, expenses reflect the reimbursement by the Advisor of $104,197.00.

4. Federated Funds: The Funds did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2000. The Funds have no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2001. Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Funds ACTUALLY PAID for the fiscal year ended December 31, 2000.

Federated American Leaders Fund II:
Annual Fund Operating Expenses  (Before Waivers)
Other Expenses                            0.37%
Total Annual Fund Operating Expenses      1.12%
Total Waivers of Fund Expenses            0.25%

Federated Equity Income Fund II:
Annual Fund Operating Expenses  (Before Waivers)
Management Fee                            0.75%
Other Expenses                            0.74%
Total Annual Fund Operating Expenses      1.49%
Total Waivers of Fund Expenses            0.54%

Federated Growth Strategies Fund II:
Annual Fund Operating Expenses  (Before Waivers)
Management Fee                            0.75%
Other Expenses                            0.69%
Total Annual Fund Operating Expenses      1.44%
Total Waivers of Fund Expenses            0.58%

Federated High Income Bond Fund II:
Annual Fund Operating Expenses  (Before Waivers)
Other Expenses                            0.41%
Total Annual Fund Operating Expenses      1.01%
Total Waivers of Fund Expenses            0.25%

For Federated Equity Income Fund II and Federated Growth Strategies Fund II, the funds did not pay or accrue distribution (12b-1) fees during the fiscal year ended December 31, 2000. The funds have no present intention of paying or accruing distribution (12b-1) fees during the fiscal year ending December 31, 2001. The funds' advisers also voluntarily waived a portion of the management fees. The advisers can terminate this voluntary waiver at any time.

EXAMPLES
-------------------------------------------------------------------------------------------------------
                                   CONDITIONS
                           YOU WOULD PAY THE FOLLOWING
       SEPARATE             EXPENSES ON A $1,000                            TIME PERIODS
        ACCOUNT            INVESTMENT ASSUMING 5%            ------------------------------------------
        SERIES            ANNUAL RETURN ON ASSETS:           1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
 Federated Equity        (a) upon surrender at the    (a)     $ 88      $122      $156       $269
  Income Fund II             end of the stated time
                             period
                         (b) if the Contract WAS NOT  (b)       24        73       126        269
                             surrendered
-------------------------------------------------------------------------------------------------------
 Federated American      SAME                         (a)       88       120       152        261
  Leaders Fund II                                     (b)       23        71       122        261
-------------------------------------------------------------------------------------------------------
 Federated High          SAME                         (a)       87       117       147        249
  Income Bond Fund II                                 (b)       22        68       116        249
-------------------------------------------------------------------------------------------------------
 Federated Growth        SAME                         (a)       88       119       152        260
  Strategy Fund II                                    (b)       23        71       121        260
-------------------------------------------------------------------------------------------------------
 AIM V.I. Balanced       SAME                         (a)       90       126       164        284
  Fund                                                (b)       25        78       133        284
-------------------------------------------------------------------------------------------------------
 AIM V.I. Capital        SAME                         (a)       87       118       150        255
  Appreciation Fund                                   (b)       23        69       119        255
-------------------------------------------------------------------------------------------------------
 AIM V.I. Value          SAME                         (a)       87       119       151        257
  Fund                                                (b)       23        70       120        257
-------------------------------------------------------------------------------------------------------
 AIM V.I.                SAME                         (a)       89       124       160        276
  International                                       (b)       25        75       129        276
  Equity Fund
-------------------------------------------------------------------------------------------------------
 Oppenheimer             SAME                         (a)       87       117       148        252
  Strategic Bond                                      (b)       22        69       117        252
  Fund/VA
-------------------------------------------------------------------------------------------------------
 Oppenheimer Main        SAME                         (a)       86       116       146        246
  Street Growth &                                     (b)       22        67       114        246
  Income Fund/VA
-------------------------------------------------------------------------------------------------------
 Oppenheimer             SAME                         (a)       84       109       135        223
  Money Fund/VA                                       (b)       19        60       103        223
-------------------------------------------------------------------------------------------------------
 Oppenheimer             SAME                         (a)       92       134       177        310
  Small Cap                                           (b)       28        86       146        310
  Growth Fund
-------------------------------------------------------------------------------------------------------

                                                     Continued on following page

                                       12

EXAMPLES -- (CONTINUED)
-------------------------------------------------------------------------------------------------------

                                   CONDITIONS
                           YOU WOULD PAY THE FOLLOWING
       SEPARATE             EXPENSES ON A $1,000                            TIME PERIODS
        ACCOUNT            INVESTMENT ASSUMING 5%            ------------------------------------------
        SERIES            ANNUAL RETURN ON ASSETS:           1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------

 Van Kampen              SAME                         (a)       86       113       142        238
  Strategic Stock                                     (b)       21        64       110        238
  Portfolio
-------------------------------------------------------------------------------------------------------
 Growth Portfolio        SAME                         (a)       86       113       142        238
                                                      (b)       21        64       110        238
-------------------------------------------------------------------------------------------------------
 Index 500 Portfolio     SAME                         (a)       83       104       126        204
                                                      (b)       18        54        94        204
-------------------------------------------------------------------------------------------------------
 BlackRock U.S.          SAME                         (a)       86       115       145        244
  Government Income                                   (b)       21        66       113        244
  Portfolio
-------------------------------------------------------------------------------------------------------
 BlackRock Equity        SAME                         (a)       87       118       149        253
  Portfolio                                           (b)       22        69       118        253
-------------------------------------------------------------------------------------------------------


EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of these tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying funds. For additional information see "Contract Charges," beginning on page 18.

On January 26, 2001, shareholders of each of the series of Security First Trust approved an Agreement and Plan of Reorganization pursuant to which the series of Security First Trust will be reorganized into corresponding portfolios of Met Investors Series Trust, a new fund. Met Investors Advisory Corp. ("Met Advisors") is the investment adviser of Met Investors Series Trust. Effective as of February 12, if you were invested in a portfolio of Security First Trust, you are now invested in a portfolio of Met Investors Series Trust.

Met Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations, the total annual portfolio expenses of certain Portfolios of the Trust will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J.P. Morgan Quality Bond Portfolio,.65% for the Lord Abbett Growth and Income Portfolio, .76% for the BlackRock Equity Portfolio and .71% for the BlackRock U.S. Government Income Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the Investment Manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001, are estimated to be: 0.73% for the J.P. Morgan Quality Bond Portfolio, 0.65% for the Lord Abbett Growth and Income Portfolio, 92% for the BlackRock Equity Portfolio, and 1.02% for the BlackRock U. S. Government Income Portfolio.


2. THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus through the Separate Account. The information is derived from the financial statements of the Separate Account for the year ended December 31, 1999 and 2000 which have been audited by Deloitte & Touche LLP, the Separate Account's independent auditors.



                                       TWELVE      TWELVE
                                       MONTHS      MONTHS
                                       ENDED       ENDED
   SEPARATE ACCOUNT SERIES            12/31/99   12/31/2000
   -----------------------           ----------  ----------
Series AC (Aim Capital)
   Beg. AUV $ (9/14/99)............       5.00        6.75
   End. AUV $......................       6.75        5.93
   End. No. Non-Qualified Aus......      2,994      10,432
   End. No. Qualified Aus..........          0       7,748
Series AB (Aim Balanced)
   Beg. AUV $ (9/10/99)............       5.00        5.82
   End. AUV $......................       5.82        5.41
   End. No. Non-Qualified Aus......     16,451     145,105
   End. No. Qualified Aus..........      2,201      80,078
Series AV (Aim Value)
   Beg. AUV $ (9/10/99)............       5.00        5.83
   End. AUV $......................       5.83        4.90
   End. No. Non-Qualified Aus......     16,452      43,191
   End. No. Qualified Aus..........     10,323      31,259
Series AI (Aim International)
   Beg. AUV $ (9/14/99)............       5.00        7.26
   End. AUV $......................       7.26        5.27
   End. No. Non-Qualified Aus......      3,363      10,966
   End. No. Qualified Aus..........        229       4,976
Series FDE (Federated Equity)
   Beg. AUV $ (9/10/99)............       5.00        5.45
   End. AUV $......................       5.45        4.77
   End. No. Non-Qualified Aus......      6,209      64,451
   End. No. Qualified Aus..........          0      24,317
Series FDH (Federated High Income)
   Beg. AUV $ (9/14/99)............       5.00        5.03
   End. AUV $......................       5.03        4.51
   End. No. Non-Qualified Aus......      5,370      32,107
   End. No. Qualified Aus..........      9,631      37,079
Series FDA (Federated American)
   Beg. AUV $ (9/10/99)............       5.00        4.88
   End. AUV $......................       4.88        4.93
   End. No. Non-Qualified Aus......      9,844     105,144
   End. No. Qualified Aus..........      2,698      77,296
Series FDG (Federated Growth)
   Beg. AUV $ (9/10/99)............       5.00        7.03
   End. AUV $......................       7.03        5.55
   End. No. Non-Qualified Aus......     15,288      42,096
   End. No. Qualified Aus..........      8,028      13,564
Series OG (Oppenheimer Growth)
   Beg. AUV $ (9/10/99)............       5.00        5.33
   End. AUV $......................       5.33        4.80
   End. No. Non-Qualified Aus......     20,510      43,041
   End. No. Qualified Aus..........      2,997      34,704
Series OM (Oppenheimer Money)
   Beg. AUV $ (8/20/99)............       5.00        5.07
   End. AUV $......................       5.07        5.30
   End. No. Non-Qualified Aus......     22,259      48,751
   End. No. Qualified Aus..........     12,621      17,830
   Yield...........................       4.49%       7.21%
Series OS (Oppenheimer Strategic)
   Beg. AUV $ (9/14/99)............       5.00        5.13
   End. AUV $......................       5.13        5.19
   End. No. Non-Qualified Aus......      1,751       2,046
   End. No. Qualified Aus..........        341       4,508
Series OSM (Oppenheimer Small Cap)
   Beg. AUV $ (9/14/99)............       5.00        7.91
   End. AUV $......................       7.91        6.26
   End. No. Non-Qualified Aus......      4,990      17,339
   End. No. Qualified Aus..........      1,219       2,248
Series FG
   Beg. AUV $ (5/24/93)............      13.54       18.36
   End. AUV $......................      18.36       16.12
   End. No. Non-Qualified Aus......      3,294       4,690
   End. No. Qualified Aus..........      3,451       4,780
Series FI (index 500)
   Beg. AUV $ (6/30/93)............      14.16       16.83
   End. AUV $......................      16.83       15.05
   End. No. Non-Qualified Aus......      2,162       3,394
   End. No. Qualified Aus..........      2,544       2,833
Series SU (U.S. Govt. Income Series)
   Beg. AUV $ (5/25/95)............       6.22        5.97
   End. AUV $......................       5.97        6.66
   End. No. Non-Qualified Aus......      4,535       8,065
   End. No. Qualified Aus..........      7,410       4,475
Series SV (Equity Series)
   Beg. AUV $ (8/26/96)............       8.67       10.32
   End. AUV $......................      10.32        8.66
   End. No. Non-Qualified Aus......      3,377       5,242
   End. No. Qualified Aus..........      4,164       3,989

--------------------------------------------------------------------------------
                      FINANCIAL AND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

All performance numbers are      PERFORMANCE INFORMATION
based upon historical
earnings. These numbers are      From time to time, MetLife Investors USA may
not intended to indicate         advertise the performance of a Series. This
future results. Yields and       performance information may include:
average annual total returns
are determined in accordance    - the YIELD and EFFECTIVE YIELD of Series
with the computation methods    invested in the MONEY FUND of the Separate
required by the Securities      Account
and Exchange Commission (the
"SEC") in the Form N-4          - average annual total returns for the other
Registration Statement.         Series of the Separate Account.
These methods are described
in detail in the Statement      YIELD is the net income generated by an
of Additional Information.      investment in the MONEY FUND for a specific
                                seven-day period, expressed as a percentage of the value of the Series' Accumulation Units.
                                Yield is an annualized figure, which means that MetLife Investors USA assumes that the Series will generate the same level of net income over a one-year period and compounds that income on a semi-annual basis. Because of the assumed compounding, the Money Fund's effective yield will be slightly higher than its yield. The computation of yield reflects all recurring charges under the Contract to all Owner accounts, including the mortality and expense risk charge and the administrative expense charge. Yield does not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce your performance experience.
                                ANNUAL RETURN measures the net income of a Series and any realized or unrealized gains or losses of the underlying investments in the Series, over the period stated. AVERAGE ANNUAL
                                TOTAL RETURN figures are annualized and, therefore, represent the average annual percentage change in the value of an investment in a Series over the period stated. Average annual total returns are expressed for at least one, five and ten year periods (or from a Series' inception if the Series has been in existence for less than ten years). The computation of average annual total returns reflects all recurring charges and applicable fees under the Contract to all Owner accounts, including the following:
                                - the mortality and expense risk charge,
                                - the administrative expense charge, and
                                - the applicable early surrender charge that may be charged at the end of the period in question.

                                FINANCIAL INFORMATION
                                Financial Statements of the Separate Account and MetLife Investors USA are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement.

--------------------------------------------------------------------------------
             DESCRIPTION OF THE INSURANCE COMPANY,
                   THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT,
                         THE FUNDS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Investors USA is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 610 Newport Center Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in 49 states and the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors USA Group, Inc. ("MLIG"). MLIG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company.

MetLife Investors USA Insurance Company changed its name from Security First Life Insurance Company as of January 31, 2001. In certain states, the new name may not yet be approved. In those states, we will continue to use the name of Security First Life Insurance Company until our new name is approved. In addition, concurrent with the change of our name, the name of the Separate Account also changed to MetLife Investors USA Separate Account A.

MetLife, a wholly owned subsidiary of MetLife, Inc., a publicly traded company, is a leading provider of insurance and financial services to a broad spectrum of individual and group customers. With approximately $302.3 billion worth of assets under management as of December 31, 2000, MetLife provides individual insurance and investment products to approximately 9 million households in the United States.


THE GENERAL ACCOUNT

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account when you purchase your Contract or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by MetLife Investors USA. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, MetLife Investors USA bears the full investment risk for amounts in the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Please see the terms of your actual Contract for more information.

THE SEPARATE ACCOUNT

MetLife Investors USA established the Separate Account on May 29, 1980, in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under state law and the terms of your Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. HOWEVER, THE AMOUNT OF VARIABLE ANNUITY PAYMENTS IS GUARANTEED ONLY TO THE EXTENT OF THE LEVEL AMOUNT CALCULATED AT THE BEGINNING OF EACH ANNUITY YEAR. (See Annuity Benefits -- Level Payments Varying Annually, page
28).

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Seventeen of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

THE FUNDS

Your investment choices are:

-------------------------------------------------------------------------------------------------------------
 FUND                                    INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
                                                                                    AND SUBADVISER
-------------------------------------------------------------------------------------------------------------
 Federated Equity       The investment objective of the Fund is to provide       Federated Advisers
 Income Fund II         above average income and capital appreciation. The Fund
                        attempts to achieve its objectives by investing at least
                        65% of its assets in income-producing equity securities.
-------------------------------------------------------------------------------------------------------------
 Federated American     The primary investment objective of the Fund is to       Federated Advisers
 Leaders Fund II        achieve long-term growth of capital. The Fund's
                        secondary objective is to provide income.
-------------------------------------------------------------------------------------------------------------
 Federated High Income  The investment objective of the Fund is to seek high     Federated Advisers
 Bond Fund II           current income. The Fund endeavors to achieve its
                        objective by investing primarily in a professionally
                        managed, diversified portfolio of fixed income
                        securities. The fixed income securities in which the
                        Fund intends to invest are lower-rated corporate debt
                        obligations, which are commonly referred to as "junk
                        bonds." Some of these fixed income securities may
                        involve equity features. Capital growth will be
                        considered, but only when consistent with the investment
                        objective of high current income.
-------------------------------------------------------------------------------------------------------------
 Federated Growth       The Fund's investment objective is capital               Federated Advisors
 Strategy Fund II       appreciation. While there is no assurance that the Fund
                        will achieve its investment objective, it endeavors to
                        do so by following the strategies and policies described
                        in this prospectus. The Fund pursues its investment
                        objective by investing primarily in common stock of
                        companies with market capitalizations above $500 million
                        that offer superior growth prospects.
-------------------------------------------------------------------------------------------------------------
 AIM V.I. Balanced      The Fund's objective is to achieve as high a total       A I M Advisors, Inc.
 Fund                   return to investors as possible, consistent with
                        preservation of capital. The Fund seeks to achieve its
                        objective by investing in a broadly diversified
                        portfolio of high-yielding securities, including common
                        stocks, preferred stocks, convertible stocks and bonds.
                        Although equity securities will be purchased primarily
                        for capital appreciation and fixed income securities
                        will be purchased primarily for income purposes, income
                        and capital appreciation potential will be considered in
                        connection with all investments.
-------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital       The Fund's investment objective is to seek capital       A I M Advisors, Inc.
 Appreciation Fund      appreciation through investments in common stocks, with
                        emphasis on medium-sized and smaller emerging growth
                        companies. The investment adviser to the Fund will be
                        particularly interested in companies that are likely to
                        benefit from new or innovative products, services or
                        processes that should enhance such companies' prospects
                        for future growth in earnings.
-------------------------------------------------------------------------------------------------------------
 AIM V.I. Value Fund    The Fund's investment objective is to achieve long-term  A I M Advisors, Inc.
                        growth of capital by investing primarily in equity
                        securities judged by the Fund's investment adviser to
                        be undervalued relative to the current or projected
                        earnings of the companies issuing the securities, or
                        relative to current market values of assets owned by
                        the companies issuing the securities or relative to the
                        equity market generally. Income is a secondary
                        objective and would be satisfied principally from the
                        income (interest and dividends) generated by the common
                        stocks, convertible bonds and convertible preferred
                        stocks that make up the Fund's portfolio.
-------------------------------------------------------------------------------------------------------------
 AIM V.I.               The Fund's investment objective is to seek to provide    A I M Advisors, Inc.
 International Equity   long-term growth of capital by investing in a
 Fund                   diversified portfolio of international equity
                        securities the issuers of which are considered by the
                        Fund's investment adviser to have strong earnings
                        momentum. Any income realized by the Fund will be
                        incidental and will not be an important criteria in the
                        selection of portfolio securities.
-------------------------------------------------------------------------------------------------------------

                                       16

-------------------------------------------------------------------------------------------------------------
 FUND                                    INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
                                                                                    AND SUBADVISER
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Strategic  The investment objective of the Fund is to seek a high   Oppenheimer Funds, Inc.
 Bond Fund/VA           level of current income principally derived from
                        interest on debt securities and to enhance such income
                        by writing covered call options on debt securities.
                        Although the premiums received by the Fund from writing
                        covered calls are a form of capital gain, the Fund
                        generally will not make investments in securities with
                        the objective of seeking capital appreciation.
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Main       The objective of Growth & Income Fund is to seek a high  Oppenheimer Funds, Inc.
 Street Growth &        total return, which includes growth in the value of its
 Income Fund            Growth & Income shares as well as current income from
                        equity and debt Fund/VA securities. In seeking that
                        objective, Growth & Income may invest in equity and debt
                        securities.
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Money      The objective of Money Fund is to seek the maximum       Oppenheimer Funds, Inc.
 Fund/VA                current income from investments in "money market"
                        securities consistent with low capital risk and the
                        maintenance of liquidity. The Money Fund primarily
                        invests in "money market" securities.
-------------------------------------------------------------------------------------------------------------
 Oppenheimer Small      The Fund seeks capital appreciation by investing mainly  Oppenheimer Funds, Inc.
 Cap. Growth Fund/VA    in common stocks, but can buy other equity securities,
                        such as preferred stocks and securities convertible into
                        common stock. The Fund invests primarily in securities
                        of companies with market capitalization less than $1
                        billion that the Fund's investment Manager, Oppenheimer
                        Funds, Inc., believes have favorable growth prospectus.
                        The Fund is not required to sell a security if the
                        issuers market capitalization grows above $1 billion.
                        The Fund can also buy securities of issuers having a
                        market capitalization over $1 billion, but does not
                        expect to do so to a significant degree. The Fund can
                        invest in any country, including countries with
                        developed or emerging markets, but currently emphasizes
                        investments in the U.S. and other developed markets.
                        While these stocks may be traded on stock exchanges, in
                        many cases the Fund buys over-the-counter securities,
                        which has special risks.
-------------------------------------------------------------------------------------------------------------
 Van Kampen Strategic   The investment objective of the Strategic Stock          Van Kampen Asset
 Stock Portfolio        Portfolio is to seek to provide investors with an above    Asset Management, Inc.
                        average total return through a combination of potential
                        capital appreciation and dividend income consistent with
                        the preservation of invested capital. Under normal
                        market conditions, the Fund's investment adviser seeks
                        to achieve the investment objective by investing in a
                        portfolio of high divided yielding equity securities of
                        companies included in the Dow Jones Industrial Average
                        or in the MSCI USA Index.
-------------------------------------------------------------------------------------------------------------
 VIP                    The Fund seeks to achieve capital appreciation           FMR
 Growth Portfolio       normally Fidelity Management and through the purchase
                        of common stocks (although the Research Company ("FMR")
                        portfolio's investments are not restricted to any one
                        type of security). Capital appreciation may also be
                        found in other types of securities, including bonds and
                        preferred stocks.
-------------------------------------------------------------------------------------------------------------
 VIP II Index 500       The Fund seeks investment results that correspond to     FMR
 Portfolio              the total return (i.e., the combination of capital
                        changes and income) of common stocks publicly traded in
                        the United States, as represented by the Standard &
                        Poor's 500 Composite Stock Price Index while keeping
                        transaction costs and other expenses low.
-------------------------------------------------------------------------------------------------------------
 BlackRock Equity       The Portfolio seeks to provide growth of capital and     Met Advisory; BlackRock
 Portfolio              income.                                                    Advisors LLC
-------------------------------------------------------------------------------------------------------------
 BlackRock U. S.        The Portfolio seeks to provide current income. The       Met Advisory; BlackRock
 Government Income      Portfolio pursues the objective by investing in a          Advisors  LLC
 Portfolio              professionally managed diversified portfolio
                        limited primarily to U.S. government securities.

While the Series and their      Each Series buys and sells shares of the
comparably named Funds may      corresponding fund. These Funds invest in
have names, investment          stocks, bonds and other investments as
objectives and management       indicated above. All dividends declared by the
which are identical or          Funds are earned by the Separate Account and
similar to publicly             reinvested. Therefore, no dividends are
available funds,                distributed to you under the Contract. Instead,
these are not those mutual      dividends generally increase the Accumulation or
funds. The Funds most likely    Annuity Unit Value. You pay no transaction
will not have the same          expenses (i.e., front-end or back-end load sales
performance experience as       charges) as a result of the Separate Account's
any publicly available          purchase or sale of these fund shares. The Funds
fund.                           listed above are available only by purchasing
                                annuities and life insurance policies offered by MetLife Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding
                                Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors USA . Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors USA to make annuity or other payments under the Contracts. Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940
                                Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

The Funds are more fully        The Funds are available to other registered
described in the Fund           separate accounts offering variable annuity and
prospectuses and their          variable life products in addition to MetLife
Statements of Additional        Investors USA's Separate Account. In the future,
Information. The                a conflict may develop between one or more
prospectuses are attached to    separate accounts invested in the same Fund. The
or accompanied by this          conflict could develop due to change in the law
Prospectus. The Statements      affecting variable annuity products or from
of Additional Information       differences in voting instructions of owners of
are available upon your         the different separate accounts. MetLife
request.                        Investors USA monitors the Series for this type
                                of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Contract Owners.

                                SUBSTITUTION OF FUND SHARES
                                MetLife Investors USA may substitute shares of another fund for Fund shares directly purchased and apply future Purchase Payments under the Contracts to the purchase of these substituted shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by MetLife Investors USA's management in view of the purposes of the Contracts. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approves the substitution under the 1940 Act.

                                PRINCIPAL UNDERWRITER
                                MetLife Investors Distribution Company, 610
                                Newport Center Drive, Newport Beach, California 92660, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. MetLife Investors Distribution Company is a Delaware corporation and a subsidiary of MLIG.

                                SERVICING AGENT
                                MLIG provides MetLife Investors USA with administrative services, including: office space, supplies, utilities, office equipment, travel expenses and periodic reports.

CUSTODIAN

MetLife Investors USA is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by MetLife Investors USA and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of MetLife Investors USA's officers and employees.

--------------------------------------------------------------------------------
                                CONTRACT CHARGES
--------------------------------------------------------------------------------

MetLife Investors USA deducts the charges described below. MetLife Investors USA represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contracts.

  SERVICES AND BENEFITS METLIFE INVESTORS USA PROVIDES INCLUDE:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid at your death, the Annuitant's death, or the death of the first of joint Contract owners;

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to Contract owners.

  COSTS AND EXPENSES INCURRED BY METLIFE INVESTORS USA INCLUDE:

     - costs associated with various overhead and other expenses from providing the services and benefits under the Contracts;

     - sales and marketing expenses; and

     - other costs of doing business.

  RISKS ASSUMED BY METLIFE INVESTORS USA INCLUDE:

     - risks that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract value or the maximum of all step-up values for the Enhanced Death Benefit; and

     - that the costs of providing the services and benefits under the contracts will exceed the charges deducted.

MetLife Investors USA may also deduct a charge for taxes, if applicable.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

                                PREMIUM TAXES
                                Some states assess premium taxes on the Purchase Payments you make. Generally, premium taxes range from 0% to 2.35% (3.50% in Nevada), depending on the state. The Contracts permit MetLife Investors USA to deduct any applicable premium taxes from the Contract Value at or after the time they are incurred. MetLife Investors USA currently does not deduct for these taxes at the time you make a Purchase Payment. However, MetLife Investors USA will deduct the total amount of premium taxes, if any, from the Contract Value when you elect to begin receiving Annuity payments (Annuitization).

                                SURRENDER CHARGE
The surrender charge covers     No sales charge is deducted from any Purchase
marketing expenses for the      Payment. During the accumulation phase, you can
sale of Contracts, such as      withdraw part or all of the Contract Value. In
commissions to sales            the first partial surrender in each Contract
personnel and other             year, you can withdraw up to 10% of your
promotion and acquisition       Contract Value in the General Account and 10% of
expenses.                       the Contract Value in the Separate Account free
                                of surrender charges. If you withdraw money in excess of 10% of your Contract Value, you might have to pay a surrender charge on the excess amount. The following schedule shows the surrender charges that apply during the seven years following each Purchase Payment:


                          NUMBER OF YEARS                         SURRENDER
                    SINCE PURCHASE PAYMENT DATE                     CHARGE
      -------------------------------------------------------------------------

      Less than 1 year........................................               7%
      1 year but less than 2..................................               6%
      2 years but less than 3.................................               5%
      3 years but less than 4.................................               4%
      4 years but less than 5.................................               3%
      5 years but less than 6.................................               2%
      6 years but less than 7.................................               1%
      7 years or more.........................................               0%


                                The surrender charge is calculated by
                                subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:
                                THE SURRENDER AMOUNT
                                1 -- THE PERCENTAGE SURRENDER CHARGE EXPRESSED AS A DECIMAL Accumulation Units are cancelled on a first-in, first-out basis, and the amount credited to your Contract Value with respect to each Purchase Payment will be subject to the surrender charge. In no event will a surrender charge imposed on Accumulation Units be more than 9% of Purchase Payments allocated to the Separate Account. The effect of this varying schedule of percentage charges is that amounts that you leave in the Separate Account for longer periods of time are subject to a lower charge than amounts immediately surrendered.

                                Example of application of surrender charge.
                                Assume your Contract Value is $100,000 at the beginning of Contract year 2 and you withdraw $30,000. Because that amount is more than your 10% free surrender amount, you would pay a surrender charge of $1,200 on the remaining $20,000 (6% of $30,000 - $10,000). Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% Federal penalty tax described on page 34. For tax purposes, withdrawals are considered to come from earnings first. If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.
                                EXCEPTIONS TO SURRENDER CHARGE
                                In some cases, MetLife Investors USA will not charge you the surrender charge when you make a withdrawal. You do not pay the surrender charge:
                                - On transfers made within your Contract;
                                - On withdrawals of Purchase payments you made over seven years ago;
                                - If you die during the pay-in phase, your Beneficiary(ies) will receive the full death benefit without deduction;
                                - If you withdraw no more than 10% of your account balance in any Contract Year;
                                - If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days (the withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement); and
                                - When you are an officer, director or full time employee of MetLife Investors USA or its affiliatesif the purchase of the Contract is for personal investment purposes only. ADMINISTRATION FEES
                                An administration fee of .00041% (.15% per year) is deducted from your interest in the Separate Account on a daily basis. Contract administration expenses include:
                                - the cost of policy issuance;
                                - rent;
                                - stationery and postage;
                                - telephone and travel expenses;
                                - salaries;
                                - legal, administrative, actuarial and
                                accounting fees;
                                - periodic reports; and
                                - office equipment, and custodial expenses.

Please note that deductions     MORTALITY AND EXPENSE RISK CHARGE
are made and expenses paid
out of the underlying Fund's    MetLife Investors USA charges a fee for bearing
certain assets, as well. A      mortality and expense risks under the policy.
description of these fees       Examples of these risks include a guarantee of
and expenses are described      annuity rates, the death  benefits, and assuming
in each Fund's prospectus.      the risk that the expense charges and fees are
                                less than actual administrative and operating expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate
                                Account's assets equal to 1.25% per year. If
                                MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.
                                MetLife Investors USA may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.
                                FEDERAL, STATE AND LOCAL TAXES
                                MetLife Investors USA may in the future deduct charges from the Contract Value for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.
                                FREE LOOK PERIOD
                                You may cancel your Contract within a certain time period. This is known as a "free look."
                                Your Free Look Period is the 10-day period (or longer in certain states) starting when you receive your Contract. If you decide to cancel your Contract, MetLife Investors USA must receive your request to cancel in writing at its administrative office within the 10-day period.
                                If the Contract is mailed to MetLife Investors
                                USA , it will be considered to be returned on the postmark date. If the Contract is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA.
                                The returned Contract will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund your Purchase
                                Payments or, if required by state law, the greater of the Purchase Payments or the Contract
                                Value. Purchase Payments that you make to the Separate Account will be allocated to the Money
                                Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE CONTRACTS
--------------------------------------------------------------------------------

ASSIGNMENT

Your Contract provides that you may freely assign your rights under it. However, if you hold your Contract in connection with a Section 401 or 403 plan, a Roth IRA, or a traditional IRA, you cannot assign or transfer the Contract.

PURCHASE PAYMENTS

You may make a Purchase Payment at any time. Your minimum initial Purchase Payment must be $1,000. Each additional Purchase Payment must at least $100. For IRAs, the initial Purchase Payment is $500 and each additional payment is $100. You will receive a confirmation of each Purchase Payment received.

TRANSFERS

  ACCUMULATION UNITS

You may transfer Accumulation Units among the Funds or to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units, unless you make a reallocation election or an enhanced dollar cost averaging election.

Your transfer instructions must be in writing or, if permitted by MetLife Investors USA , by telephone. If MetLife Investors USA permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that MetLife Investors USA will provide. MetLife Investors USA will employ reasonable procedures to confirm that telephone instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Your Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Accumulation Unit values are determined at the close of trade on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

  ANNUITY UNITS

You may transfer Annuity Units among the Series at any time with no charge. You may not transfer Annuity Units to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for a variable payout. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

  MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account, except as permitted under a reallocation election or dollar cost averaging program. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

DOLLAR COST AVERAGING

Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly, quarterly, semi-annual or annual basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower average cost per unit may be achieved over the long run. There is no additional charge to participate in dollar cost averaging.

You may participate in this program if your Contract Value is $5,000 or more. Under the program, your Accumulation Units from the Series invested in the Money Market Portfolio will be periodically transferred to other Series that you select. The program allows you to invest in non-money market Series over any time period that you choose instead of investing in these other Series all at once.

You choose whether the transfer will be made monthly, quarterly, semi-annually or annually. The minimum transfer amount is $100. You may terminate the program at any time by sending a written notice to MetLife Investors USA. (MetLife Investors USA reserves the right to limit the number of Series to which transfers can be made.)

METLIFE INVESTORS USA'S ENHANCED DOLLAR COST AVERAGING PROGRAM (THE "EDCA PROGRAM")

From time to time, MetLife Investors USA may credit increased interest rates to you under programs established at no additional charge at MetLife Investors USA's discretion. If you are a new Contract owner, you may enroll in MetLife Investors USA's EDCA Program, a special pre-authorized transfer program. Under this program, you may allocate a Purchase Payment of at least $10,000 into the General Account and pre-authorize transfers from the General Account to any of the Series of the Separate Account under either a 6-month or 12-month transfer program. Under either program, the initial Purchase Payment and accrued interest must be transferred to the selected Series in substantially equal monthly installments over the 6- or 12-month period.

REALLOCATION ELECTION

If your Contract Value is $5,000 or more, you may elect to systematically reallocate values invested in Accumulation Units among the Series and in the General Account in order to achieve an allocation ratio that you establish. Your request must be made in writing on a form provided by MetLife Investors USA. (The reallocation election is not available under either the dollar cost averaging program or the EDCA Program.)

Transfers will occur quarterly. All transfers will be made on the third business day of the month in which the annual or quarterly anniversary of your Contract occurs. No transfer from the General Account shall exceed 20% of your interest invested in the General Account in any year. You may change the allocation ratios once each Contract Year. Any transfer among Series outside of the election will cause the election to terminate.

MODIFICATION OF THE CONTRACTS

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:

     - death benefits;

     - deductions from Purchase Payments;

     - deductions from Contract Values for transaction charges;

     - deductions from the Separate Account for mortality and expense risk and administrative fees; and

     - guaranteed rates with respect to fixed benefits.

MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

     - with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change;

     - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or

     - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

       MetLife Investors USA Insurance Company
       610 Newport Center Drive
       Newport Beach, California 92660
       1 (800) 848-3854

--------------------------------------------------------------------------------
                               ACCUMULATION PERIOD
--------------------------------------------------------------------------------

The NET INVESTMENT FACTOR is    CREDITING ACCUMULATION UNITS IN THE SEPARATE
an index of the percentage      ACCOUNT
change (adjusted for            MetLife Investors USA will credit Accumulation
distributions by the Fund       Units to a Series upon receipt of your Purchase
and the deduction of the        Payment or transfer. MetLife Investors USA
administration fee, and         determines the number of Accumulation Units to
mortality and expense risk      be credited to a Series by dividing the net
fee) in the net asset value     amount allocated to a Series out of your
of the Fund in which a          Purchase Payment by the value of an Accumulation
Series is invested, since       Unit in the Series next computed following
the preceding Valuation         receipt of the Purchase Payment or transfer.
Date. The net investment
factor may be greater or        SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT
less than 1 depending upon      VALUES
the Fund's investment
performance                     The current value of Accumulation Units of a
                                particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation
                                Units is determined each business day at the close of trading on the New York Stock Exchange
                                (currently 4:00 p.m. Eastern time). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding valuation date by the net investment factor for the period since that day.
                                You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.
                                SURRENDER FROM THE SEPARATE ACCOUNT
                                You may surrender all or a portion of the cash value of your Contract at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal. These consequences are discussed in more detail under "Federal Tax Considerations" on page 32. You should consult your tax adviser before making a withdrawal. The cash value of your interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges or fees.
                                MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value. If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if a withdrawal would cause your interest in any Series or the General Account to have an after surrender value of less than $500.
                                However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.
                                PAYMENT OF SURRENDER AMOUNT
                                Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request. MetLife Investors USA may suspend surrenders when: - The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays;

     - The SEC permits the suspension of withdrawals; or

     - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.


ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

     - all transactions for the period being reported

     - the number of Accumulation Units that are credited to your Contract in each Series

     - the current Accumulation Unit value for each Series

     - your Contract Value as of the end of the reporting period

MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 10 days from the date of the statement.


--------------------------------------------------------------------------------
                                ANNUITY BENEFITS
--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYMENTS

Your interest in the Series may be applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

  ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

                                ELECTION OF ANNUITY DATE AND FORM OF ANNUITY You choose the Annuity Date and the form of Annuity payment.
                                ELECTION OF ANNUITY DATE
                                If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:
                                - the Contract anniversary nearest to the Annuitant's 85th birthday, or
                                - the 10th anniversary of the Contract Date. You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date. Please note that the Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

There are three people who      FORM OF ANNUITY
are involved in payments
under your Annuity:             Currently, MetLife Investors USA provides you
                                with five forms of Annuity payments. Each
                                Annuity payment option, except Option 5, is
- you, the Owner                available on both a Fixed and Variable Annuity
                                basis. Option 5 is available on a Fixed basis
- the Annuitant                 only.

- the Beneficiary               OPTION 1 -- LIFE ANNUITY

                                You receive Annuity payments monthly during the
                                lifetime of the Annuitant. These payments stop
The Owner and the Annuitant     with the last payment due before the death of
may be the same person.         the Annuitant. Because MetLife Investors USA
                                does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments involving a life contingency.
                                OPTION 2 -- LIFE ANNUITY WITH 120, 180, OR 240
                                MONTHLY PAYMENTS CERTAIN
                                You receive a guaranteed minimum number of monthly Annuity payments during the lifetime of the Annuitant. In addition, MetLife Investors
                                USA guarantees that you, (or your Beneficiary, if you are the Annuitant) will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.
                                OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY
                                An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Contract Value allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.
                                OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY
                                You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife
                                Investors USA does not guarantee a minimum number of payments under this arrangement. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife
                                Investors USA does not pay death proceeds because of the death of the other payee.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

MetLife Investors USA makes Annuity payments monthly to you or another properly-designated payee, or to the Beneficiary at your or another payee's death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes to an optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:

     - the mortality table specified in the Contract;

     - the age and where permitted the sex of the Annuitant;


     - the type of Annuity payment option selected, and

     - the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

     - the number of years in the payment period, and

     - the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement.

Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss. You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:


     - First, MetLife Investors USA determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous valuation date to the current valuation date;

     - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated;

     - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return; and


     - FINALLY, THE PREVIOUS ANNUITY UNIT VALUE IS MULTIPLIED BY THIS RESULT.

--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------


If you own a joint Contract     DEATH BEFORE THE ANNUITY DATE
with another person or
persons, the death of either    If you chose another person other than yourself
the you or your co-owner will   as Annuitant under your contract and the
constitute the death of the     Annuitant dies, you  become the Annuitant. If
Owner for Contract purposes.    you die before the Annuity Date,  whether or not
                                you are the Annuitant, your Beneficiary(ies) will receive a death benefit that is the greatest of:
                                - the total of all Purchase Payments less any partial withdrawals, including amounts already applied to produce Annuity payments;
                                - the Contract Value of settlement; or
                                - in the event the Contract is issued to you (or you and co-owners) on or before you (or they) attain age 70, the greater of the Contract Value at the end of the seventh Contract Year or the Contract Value at the end of each following fifth Contract Year. (In each case increased by later Purchase Payments and reduced by later withdrawals or amount applied to an annuity pay out.)
                                Your Beneficiary(ies) receive the death benefit as either:
                                (1) A lump sum that must be made within five (5) years of your death. or
                                (2) Annuity income under Annuity Income Options
                                One, Two or Five described in Article 7 of the Contract. If your Beneficiary(ies) chooses one of the Annuity income options:
                                - Payments must begin within one year of your death (However, your spouse may delay commencement of payments up to the date that you would have reached 70 1/2.)
                                - The guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.
                                - The Contract Value on the date of the first
                                Annuity payment will be used to determine the amount of the death benefit.
                                If your spouse is your sole Beneficiary, he or she may choose to succeed to your rights as Owner rather than to take the death benefit. If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.
                                If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

     - Your Beneficiary(ies) and you die at the same time.

     - Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by MetLife Investors USA before the date due proof of your death is received by MetLife Investors USA.


Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

     - have all the remaining rights and powers under a Contract, and

     - be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

--------------------------------------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------


The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. Additional tax information is included in the SAI. (Neither this Prospectus nor the SAI addresses state, local or foreign tax matters.)

                                Additional tax information is included in the
For purposes of this            SAI. (Neither this Prospectus nor the SAI
Prospectus, qualified plans     addresses state, local or foreign tax matters.)
include:
                                GENERAL TAXATION OF ANNUITIES
- SECTION 401 PLANS (pension
  and profit-sharing plans,     Congress has recognized the value of saving for
  including plans for the       retirement by providing certain tax benefits, in
  self-employed)                the form of tax deferral, for money put into an
                                annuity. The Internal Revenue Code (the "Code")
- SECTION 403(b) PLANS          governs how this money is ultimately taxed.
  (tax-deferred annuities)      There are different rules for Qualified and
                                Non-qualified Contracts and depending on how the
- SECTION 457 PLANS             money is distributed, as briefly described
  (deferred compensation        below.
  plans
                                You generally will not be taxed on increases in
- TRADITIONAL INDIVIDUAL        the value of your Contract until a distribution
  RETIREMENT ACCOUNTS AND       occurs -- either as a withdrawal or as an
  ANNUITIES ("IRAS")            Annuity payment. This concept is known as tax
                                deferral. In addition, MetLife Investors USA will not be taxed on the investment income and capital gains of the Separate Account.

- ROTH IRAS                     NON-QUALIFIED CONTRACTS
Please note that the terms      If you are the owner of a Non-qualified
of your particular plan, IRA    Contract, you do not receive any tax benefit
or Roth IRA may limit your      (deduction or deferral of income) on Purchase
rights otherwise available      Payments (for available example, there is no
under the Contract.             deduction available for Purchase Payments), but
                                you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (that is, a distribution made prior to Annuitization) or as Annuity payments.

A NON-QUALIFIED CONTRACT is
a Contract that is purchased
on an individual basis with     Any direct or indirect borrowing against the
after-tax dollars and not       value of the Contract or pledging of the
under one of the programs       Contract as security for a loan will be treated
listed above in the             as a cash distribution under the tax law. A lump
description of a Qualified      sum taken in lieu of remaining Annuity payments
Contract.                       will be treated as a withdrawal for tax
                                purposes. If a Non-qualified Contract is owned by someone other than an individual (for example, by a corporation), the Contract will generally not be treated as an annuity for tax purposes. For these entities, any increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986, are includible in the Owner's annual income.

Earnings are the income         WITHDRAWALS
that your Contract
generates.                      If you make a partial withdrawal, for tax
                                purposes, the amount withdrawn will generally be
There is income in the          treated as first coming from earnings and then
Contract to the extent the      from your Purchase Payments. These withdrawn
Contract Value exceeds          earnings are includible in your gross income and
your investment in the          are taxed at ordinary income rates.
Contract. The investment
in the Contract equals the      ANNUITY DISTRIBUTIONS
total Purchase Payments
you paid less any amount        When you receive an Annuity payment, part of
received previously which       each payment is considered a return of your
was excludible from gross       Purchase Payments and will not be taxed. The
income.                         remaining portion of the Annuity payment (that
                                is, any earnings) is included in your gross income and will be considered ordinary income for tax purposes. How the Annuity payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity payments are expected to be made. Annuity payments received after you have received all of your premium payments are fully includible in income.
                                EARLY SURRENDER PENALTY
                                The Code also provides that income distributed as an Annuity or lump sum withdrawal from a Non-qualified Contract may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income.
                                Some withdrawals will be exempt from the penalty. They include any amounts:
                                - paid on or after the date you reach age 59
                                1/2;
                                - paid to your Beneficiary(ies) after you die;
                                - paid if you become totally disabled (as that term is defined in the Code);
                                - paid in a series of substantially equal payments made annually (or more frequently) under a life or joint life expectancy Annuity;
                                - paid under an immediate Annuity;
                                - which come from Purchase Payments made prior to August 14, 1982. (Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.) The penalty also will be imposed if you elect to receive payments in substantially equal installments as a life or life expectancy
                                Annuity prior to age 59 1/2 and then change the method of distribution before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for five years. If you are issued multiple annuity contracts within a calendar year by one company or its affiliates, the tax law may treat these contracts as one annuity contract for purposes of determining your tax on any distribution. This treatment may result in adverse tax consequences for you.

                               QUALIFIED CONTRACTS

[SIDE BAR: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral.]

                                The full amount of all distributions received from a Section 401, 403(b), 457 plan or IRA (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover to the Contract. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of a Section 457 plan, a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.

The Death benefit to be used with a qualified contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts; and if the death benefits are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth
IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


  MANDATORY MINIMUM DISTRIBUTIONS

If you are a participant in a Section 401, 403(b) or 457 plan or a traditional IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70 1/2 (or, in some cases, the year you retire, if later).

In addition, distributions under Section 401, 403(b) and 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions described in the preceding paragraph are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.

If you are the owner of a Roth IRA, distributions are not required during your lifetime.

  EARLY SURRENDER PENALTY

If you receive a taxable distribution from a Section 401 plan, Section 403(b) plan or IRA under your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax.

As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:

                                                                            TYPE OF PLAN
-----------------------------------------------------------------------------------------------------------
                                                               401             403(B)            IRA
-----------------------------------------------------------------------------------------------------------
 After you die                                                  X                X                X
 (paid to your Beneficiary(ies))
-----------------------------------------------------------------------------------------------------------
 After you become totally disabled                              X                X                X
 (as defined in the Code)
-----------------------------------------------------------------------------------------------------------
 If you separate from service after you reach age 55            X                X
-----------------------------------------------------------------------------------------------------------
 In a series of substantially equal payments made               X                X                X
 annually (or more frequently) under a life or               (after
 joint life expectancy Annuity                             separation
                                                          from service)
-----------------------------------------------------------------------------------------------------------
 Pursuant to a domestic relations order                         X                X
-----------------------------------------------------------------------------------------------------------

(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed if you elect to receive payments in substantially equal installments as a life or joint life expectancy Annuity prior to age 59 1/2 and then change the method of distribution before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for five years.

Distributions before age 59 1/2 generally are not permitted under Section 457 plans. You may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency. Distributions from Section 457 plans as not subject to the penalty tax for early withdrawals.

  ROLLOVERS OF PLAN CONVERSIONS

You may roll over distributions (other than certain distributions, such as required distributions) from one plan or arrangement to another plan or arrangement without incurring any Federal income tax under some circumstances. These circumstances are as follows:


--------------------------------------------------------------------------------
DISTRIBUTION FROM:              MAY BE ROLLED INTO:
--------------------------------------------------------------------------------

  - Section 401 plan            Another Section 401 plan;
                                or
                                an IRA
--------------------------------------------------------------------------------
  - Section 403(b) plan         Another Section 403(b) plan;
                                or
                                an IRA
--------------------------------------------------------------------------------
  - IRA                         Another IRA;
                                a Roth IRA (under certain conditions); or
                                a Section 401 or 403(b) plan if the IRA contains
                                  only permissible rollover amounts
--------------------------------------------------------------------------------


  DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.

WITHHOLDING

  MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan or a Section 403(b) plan, MetLife Investors USA is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

     - paid over your life or the joint life expectancy of you and your Beneficiary(ies);

     - paid over a period of 10 years or more;

     - necessary to satisfy the minimum distribution requirements; or

     - certain contributions from Section 401 and Section 403(b) plans paid as hardship distributions.

The requirements discussed below under "Other tax withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, MetLife Investors USA is not required to withhold the money if an eligible rollover distribution is rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

  OTHER TAX WITHHOLDING

Different withholding rules apply to taxable withdrawals such as Annuity payments and partial withdrawals that are not eligible rollover distributions.

The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You may also revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. MetLife Investors USA will notify you at least annually of your right to revoke or reinstate tax withholding.

  TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide MetLife Investors USA (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

--------------------------------------------------------------------------------
                                  VOTING RIGHTS
--------------------------------------------------------------------------------

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the funding options. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under your Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.

MetLife Investors USA will vote all shares of the underlying Funds as directed by you and other Contract Owners who have voting interests in the Funds. MetLife Investors USA will send you and other Contract Owners, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Contract Value allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

--------------------------------------------------------------------------------
                                LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no present or pending material legal proceedings affecting the Separate Account. MetLife Investors USA, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.

--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2001, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is attached at page 38.


A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----

The Insurance Company.......................................   3
The Separate Account........................................   3
Net Investment Factor.......................................   3
Annuity Payments............................................   3
Additional Federal Income Tax Information...................   5
Obtaining Tax Advice........................................   6
Underwriters, Distribution of the Contracts.................   6
Calculation of Performance Data.............................   6
Voting Rights...............................................   8
Safekeeping of Securities...................................   8
Servicing Agent.............................................   8
Independent Auditors........................................   8
Legal Matters...............................................   8
State Regulation of MetLife Investors USA...................   9
Financial Statements........................................   9

'33 Act File No. 33-7094





                                  STATEMENT OF

                             ADDITIONAL INFORMATION



                     METLIFE INVESTORS USA SEPARATE ACCOUNT A


          ------------------------------------------------------------

       METLIFE INVESTORS USA CAPITAL STRATEGIST VARIABLE ANNUITY CONTRACTS

          ------------------------------------------------------------




                     METLIFE INVESTORS USA INSURANCE COMPANY



                               May 1, 2001




This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 2001, may be obtained without charge by writing to MetLife Investors USA Insurance Company, 610 Newport Center Drive, Newport Beach, California 92660 or by telephoning 1 (800)848-3854.



135PB2

                                TABLE OF CONTENTS



                                                         Page
-------------------------------------------------------------

The Insurance Company                                     3

The Separate Account                                      3

Net Investment Factor                                     3

Annuity Payments                                          4

Additional Federal Income Tax Information                 6

Obtaining Tax Advice                                      7

Underwriters, Distribution of the Contracts               7

Calculation of Performance Data                           7

Voting Rights                                             9

Safekeeping of Securities                                 9

Servicing Agent                                           9

Independent Auditors                                     10

Legal Matters                                            10

State Regulation of MetLife Investors USA                10

Financial Statements                                     10

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company ("MetLife Investors USA") changed its name to its present name as of January 31, 2001. In certain states, the new name may not yet be approved. In those states, MetLife Investors USA will continue to use its prior name, Security First Life Insurance Company, until the new name is approved. MetLife Investors USA is a wholly owned subsidiary of MetLife Investors Group (MLIG), previously known as Security First Group, Inc. MLIG is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York life insurance company. MetLife is a wholly owned subsidiary of MetLife, Inc., a publicly traded company.

THE SEPARATE ACCOUNT

The MetLife Investors USA Separate Account A ("Separate Account") presently funds the Contracts described in this Prospectus and individual and group variable annuity contracts on Forms SF1700, SF135 R2C, SF 137, SF 226R1, SF 230, SF 234 and SF 236. These variable annuity contracts are described in other prospectuses. The individual combination fixed and variable annuity contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described variable annuity contracts.

Amounts allocated to the Separate Account under the Contracts are invested in the securities of SEVENTEEN FUNDS: (i) THE FEDERATED EQUITY INCOME FUND II, FEDERATED AMERICAN LEADERS FUND II, FEDERATED GROWTH STRATEGY FUND II, AND FEDERATED HIGH INCOME BOND FUND II OF THE FEDERATED INSURANCE SERIES; (ii) AIM V.I. BALANCED FUND, AIM V.I. CAPITAL APPRECIATION FUND, AIM V.I. VALUE FUND, AND AIM V.I. INTERNATIONAL EQUITY FUND OF THE AIM VARIABLE INSURANCE FUNDS; (iii) OPPENHEIMER STRATEGIC BOND FUND/VA, OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA, OPENHEIMER SMALL CAP GROWTH FUND/VA, AND OPPENHEIMER MONEY FUND/VA OF THE OPPENHEIMER VARIABLE ACCOUNTS FUNDS; (iv) GROWTH PORTFOLIO OF THE FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND; (v) INDEX 500 PORTFOLIO OF THE FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II; (vi) THE BLACKROCK EQUITY PORTFOLIO AND BLACKROCK U.S. GOVERNMENT INCOME PORTFOLIO OF MET INVESTORS SERIES TRUST; AND (vii) VAN KAMPEN STRATEGIC STOCK PORTFOLIO OF THE VAN KAMPEN LIFE INVESTMENT TRUST.

The Separate Account is divided into a number of Series of Accumulation and Annuity Units, seventeen of which are offered under the Contracts: (i) the Federated Equity Income Fund II, Federated American Leaders Fund II, Federated Growth Strategy Fund II, and Federated High Income Bond Fund II of the Federated Insurance Series; (ii) AIM V.I. Balanced Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Value Fund, and AIM V.I. International Equity fund of the AIM Variable Insurance Funds; (iii) Oppenheimer Small Cap Growth Fund/VA, Oppenheimer Strategic Bond Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA, and Oppenheimer Money Fund/VA of the Oppenheimer Variable Accounts Funds; (iv) Growth Portfolio of the Fidelity Investments Variable Insurance Products Fund; (v) Index 500 Portfolio of the Fidelity Investments Variable Insurance Products Fund II; (vi) The BlackRock Equity Portfolio and BlackRock U.S. Government Income Portfolio of the Met Investors Series Trust; and (vii) Van Kampen Strategic Stock Portfolio of the Van Kampen Life Investment Trust.

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series is invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for administration fees, mortality and expense risks (.003836%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

Basis of Variable Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

----------------------------------------------------------------------
YEAR OF BIRTH                          AGE ADJUSTMENT
BEFORE 1945                            ACTUAL AGE
1946- 1965                             AGE MINUS 1 YEAR
1966 - 1985                            AGE MINUS 2 YEARS
1986 - 2005                            AGE MINUS 3 YEARS
----------------------------------------------------------------------

Determination of Amount of Monthly Variable Annuity Payments For First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Contract Owner on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity Payments for the year are made out of the General Account for that year. That amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value credited to a Contract Owner. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity Payment for the first year is the sum of the monthly Annuity Payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity Payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, MetLife Investors USA will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be MetLife Investors USA's practice to mail Variable Annuity Payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

Annuity Unit Value

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

ADDITIONAL FEDERAL INCOME TAX INFORMATION

MetLife Investors USA is required to withhold federal income tax on Contract distributions (such as Annuity Payments, lump sum distributions or partial surrenders). However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, MetLife Investors USA will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by MetLife Investors USA will be applied only against the taxable portion of Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with MetLife Investors USA, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate. In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

MetLife Investors USA is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in the case of a 401 plan or to another eligible contract in the case of a 403(b) plan in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide MetLife Investors USA (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number. If the payee elects not to have federal income tax withheld on an Annuity Payment or a nonperiodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

OBTAINING TAX ADVICE

It should be recognized that the federal income tax information in the Prospectus and this Statement of Additional Information is not exhaustive and is for information purposes only. The discussions do not purport to cover all situations involving the purchase of an annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of MetLife Investors USA for the sale of life insurance and Variable Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, MetLife Investors Distribution Company, formerly Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by MetLife Investors USA. Commissions on sales of contracts range from 0% to 8.5%. Agents are paid from the General Account of MetLife Investors USA. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 49 states and the District of Columbia. No direct underwriting commissions are paid to MetLife Investors Distribution Company.

CALCULATION OF PERFORMANCE DATA

a. Money Fund. The historical yield of the Money Fund of the Separate Account for the seven-day period ended December 31, 2000, was 5.03. This yield was computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre- existing account having a balance of one Accumulation Unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.

The effective yield of the Money Fund of the Separate Account for the seven-day period ended December 31, 2000, was 5.15. This effective yield was computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                  365/7
        EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)      - 1.


b. Other Series. The hypothetical average annual total return as of December 31, 2000, of the other Series in the Separate Account that fund the Contracts are as follows:

                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                                Inception
                               1 year      3 years     5 years     10 years      to date
                               ------      -------     -------     --------     ---------

AIM V.I. Capital               -12.16%       N/A         N/A          N/A          13.65%
Appreciation                                                                     (8/31/99)
Fund

AIM V.I.                        -5.55%       N/A         N/A          N/A           6.09%
Balanced Fund                                                                    (8/31/99)

AIM V.I. Value                 -15.84%       N/A         N/A          N/A          -1.44%
Fund                                                                             (8/31/99)

AIM V.I.                       -27.45%       N/A         N/A          N/A           3.97%
International                                                                    (8/31/99)
Equity Fund

Federated Equity               -12.45%       N/A         N/A          N/A          -3.39%
Income Fund II                                                                   (8/31/99)

Federated High                 -10.29%       N/A         N/A          N/A          -7.41%
Income Bond                                                                      (8/31/99)
Fund II

Federated                         .96%       N/A         N/A          N/A          -1.12%
American                                                                         (8/31/99)
Leaders Fund II

Federated Growth                71.02%     35.61%        N/A          N/A          31.92%
Strategy Fund II                                                                 (11/1/95)

Oppenheimer                     45.16%       N/A         N/A          N/A          21.34%
Small Cap                                                                         (5/1/98)
Growth Fund

Oppenheimer                    -10.08%       N/A         N/A          N/A          -3.06%
Main Street                                                                      (8/31/99)
Growth &
Income Fund VA

Oppenheimer                      4.49%       N/A         N/A          N/A           4.42%
Money Fund/VA                                                                    (8/31/99)

Oppenheimer                      4.62%       N/A         N/A          N/A           3.58%
Strategic Bond                                                                   (8/31/99)
Fund/VA

Growth Portfolio               -12.22%     17.86%      17.72%         N/A          16.59%
                                                                                  (6/1/93)

Index 500 Portfolio            -10.56%      10.4%       16.4%         N/A          15.78%
                                                                                  (7/1/93)

BlackRock                      -16.16%      6.64%      12.68%         N/A          13.84%
Equity Portfolio                                                                 (8/31/96)

BlackRock U.S.                  11.57%     14.32%       4.25%         N/A           5.13%
Govt. Income Portfolio                                                           (3/31/95)

Van Kampen                       6.65%       N/A         N/A          N/A           -3.8%
Strategic Stock                                                                  (8/31/99)
Portfolio

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the formula:

                                 P(1+T)(n) = ERV

Where:

          P = a hypothetical initial payment of $1,000
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns takes into consideration recurring charges. It does not include any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

Several Fund advisors have agreements to waive a portion of their fees or to reimburse the series for certain operating expenses. See the Fund Prospectuses and Statements of Additional Information for specific details. Fee waivers and reimbursement of expenses to a series increase average total returns, and repayment of such reimbursements reduces these returns.

Reimbursement of expenses to a series increases average annual total returns, and repayment of such reimbursements reduces these returns.

VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct MetLife Investors USA with respect to voting the Fund Shares which are the assets underlying the Owner's interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by MetLife Investors USA. The assets of each Separate Account Series will be kept physically segregated by MetLife Investors USA and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of MetLife Investors USA's officers and employees.

SERVICING AGENT

An administrative services agreement has been entered into between MetLife Investors USA and MLIG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. MLIG performs substantially all of the recordkeeping and administrative services for the Separate Account. MetLife Investors USA has paid fees to MLIG for these services.

INDEPENDENT AUDITORS

The financial statements of MetLife Investors USA Insurance Company as of and for the years ended December 31, 2000 and 1999, and the related statements of income, shareholder's equity, and cash flows for the years then ended, and the statements of assets and liabilities of MetLife Investors USA Separate Account A as of December 31, 2000, and the related statements of operations for the year then ended and statements of changes in net assets for the periods ended December 31, 2000 and 1999, included elsewhere in the registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington D.C. 20036.


STATE REGULATION OF METLIFE INVESTORS USA

MetLife Investors USA is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of MetLife Investors USA for the preceding year and its financial condition on December 31 of such year. MetLife Investors USA's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. MetLife Investors USA was last examined as of December 31, 1997. While Delaware insurance law prescribes permissible investments for MetLife Investors USA, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of MetLife Investors USA.

In addition, MetLife Investors USA is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for MetLife Investors USA.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

Financial Statements as of and for the
Year Ended December 31, 2000 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


Board of Directors
   Security First Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Security First Life Separate Account A (the "Separate Account") Series B, G, T, P, I, FA, FG, FI, FO, FM, SU, SV, AS, SI, FC, FE, NG, NP, JW, MFSG, MFSR, MFSD, AC, AB, AV, AI, FDE, FDH, FDA, FDG, OB, OG, OM, OS, OSM, VKEM, VKER, VKS, JM, RI, LS, PL, and PI as of December 31, 2000 and the related statements of operations for the year then ended (as to Series MFSD, JM, RI, LS, PL, and PI, for the period from commencement of operations through December 31, 2000) and statements of changes in net assets for the periods ended December 31, 2000 and 1999 (as to Series MFSG, MFSR, MFND, AC, AB, AV, AI, FDE, FDH, FDA, FDG, OB, OG, OM, OS, OSM, VKEM, VKER, and VKS, for the period from commencement of operations through December 31, 1999). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Series constituting the Security First Life Separate Account A as of December 31, 2000, and the results of its operations for the year then ended (as to Series MFSD, JM, RI, LS, PL, and PI, for the period from commencement of operations through December 31, 2000) and the changes in their net assets for the periods ended December 31, 2000 and 1999 (as to Series MFSG, MFSR, MFND, AC, AB, AV, AI, FDE, FDH, FDA, FDG, OB, OG, OM, OS, OSM, VKEM, VKER, and VKS, for the period from commencement of operations through December 31, 1999), in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Los Angeles, California
March 14, 2001


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                         Series B        Series G         Series T       Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments

  Security First Trust - Bond Series
    (6,243,169 shares at net asset value of
    $3.80 per share; cost $24,718,303)                $  23,716,229

  Security First Trust - T. Rowe Price Growth and
    Income Series (22,614,070 shares at net asset
    value of $16.02 per share; cost $351,304,892)                     $ 362,197,796

  T. Rowe Price Growth Stock Fund, Inc. (3,848,449
    shares at net asset value of $27.20 per share;
    cost $111,607,307)                                                                $ 104,677,824

  T. Rowe Price Prime Reserve Fund, Inc. (1,153,090
    shares at net asset value of $1.00 per share;
    cost $1,153,090)                                                                                  $   1,153,090

  T. Rowe Price International Stock Fund, Inc.
    (991,371 shares at net asset value of $14.52
    per share; cost $14,829,428)                                                                                      $  14,394,711


Receivable from Security First Life Insurance
  Company for purchases                                      17,967         381,432          93,493                          32,978

Other assets                                                  2,000           1,572
                                                      --------------  --------------  --------------  --------------  --------------
                                     TOTAL ASSETS        23,736,196     362,580,800     104,771,317       1,153,090      14,427,689
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                         Series B        Series G         Series T       Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

  Payable to Security First Life Insurance Company
     for mortality and expense risk                   $      24,040   $     340,201   $      74,599   $         760   $      10,100

  Payable to Security First Life Insurance Company
     for redemptions                                          1,585          32,635             507               3           8,141

  Payable to Mutual Funds                                    19,028         384,849
                                                      --------------  --------------  --------------  --------------  --------------
                                TOTAL LIABILITIES            44,653         757,685          75,106             763          18,241
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $  23,691,543   $ 361,823,115   $ 104,696,211   $   1,152,327   $  14,409,448
                                                      ==============  ==============  ==============  ==============  ==============

NET ASSETS CONSIST OF:

     Cost to Investors
        Series  B  Accumulation Units                 $  24,693,617
        Series  G  Accumulation Units                                 $ 350,930,211
        Series  T  Accumulation Units                                                 $ 111,625,694
        Series  P  Accumulation Units                                                                 $   1,152,327
        Series  I  Accumulation Units                                                                                 $  14,844,165

     Accumulated undistributed income (loss)
        Net unrealized appreciation (depreciation)       (1,002,074)     10,892,904      (6,929,483)                       (434,717)
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $  23,691,543   $ 361,823,115   $ 104,696,211   $   1,152,327   $  14,409,448
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                         Series B        Series G        Series T        Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

     Dividends                                        $   1,506,353   $  35,555,075   $  20,083,961   $      65,296   $   1,164,305

     Other investment income (expense)                       (3,022)         64,754         (10,245)           (273)          2,612
                                                      --------------  --------------  --------------  --------------  --------------

                                                          1,503,331      35,619,829      20,073,716          65,023       1,166,917

EXPENSES

     Charges for mortality and expense risk                 299,104       4,025,526       1,018,495           9,943         156,605
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT INCOME         1,204,227      31,594,303      19,055,221          55,080       1,010,312


INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses)                    (356,294)     10,431,147       7,745,959                       1,662,149

     Change in unrealized appreciation (depreciation)
        on investments during the year                      913,349     (14,832,642)    (27,163,141)                     (6,030,559)
                                                      --------------  --------------  --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)           557,055      (4,401,495)    (19,417,182)                     (4,368,410)
                                                      --------------  --------------  --------------  --------------  --------------

                INCREASE (DECREASE) IN NET ASSETS
                        RESULTING FROM OPERATIONS     $   1,761,282   $  27,192,808   $    (361,961)  $      55,080   $  (3,358,098)
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                         Series B        Series G        Series T         Series P        Series I
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

     Net investment income                            $   1,204,227   $  31,594,303   $  19,055,221   $      55,080   $   1,010,312

     Realized investment gains (losses)                    (356,294)     10,431,147       7,745,959                       1,662,149

     Change in unrealized appreciation (depreciation)
        on investments during the year                      913,349     (14,832,642)    (27,163,141)                     (6,030,559)
                                                      --------------  --------------  --------------  --------------  --------------

     Increase (decrease) in net assets resulting
        from operations                                   1,761,282      27,192,808        (361,961)         55,080      (3,358,098)

Decrease in net assets resulting from
     capital unit transactions                           (3,227,828)    (25,333,957)    (20,992,177)        (11,126)     (5,623,260)
                                                      --------------  --------------  --------------  --------------  --------------

          TOTAL INCREASE (DECREASE) IN NET ASSETS        (1,466,546)      1,858,851     (21,354,138)         43,954      (8,981,358)

                  NET ASSETS AT BEGINNING OF YEAR        25,158,089     359,964,264     126,050,349       1,108,373      23,390,806
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $  23,691,543   $ 361,823,115   $ 104,696,211   $   1,152,327   $  14,409,448
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1999

                                                       Series B        Series G         Series T         Series P        Series I
                                                   --------------   --------------   --------------   --------------  --------------
OPERATIONS

     Net investment income                         $   1,099,561    $  18,067,235    $  16,855,914    $      36,732   $   1,049,676

     Realized investment gains                           109,245       12,235,449        5,120,118                          710,854

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                                (2,136,059)      (7,094,433)          69,326                        4,098,232
                                                   --------------   --------------   --------------   --------------  --------------

       Increase (decrease) in net assets
         resulting from operations                      (927,253)      23,208,251       22,045,358           36,732       5,858,762

Increase (decrease) in net assets
  resulting from capital unit transactions             2,851,209       26,965,828         (910,355)         266,189         (67,784)
                                                   --------------   --------------   --------------   --------------  --------------

                  TOTAL INCREASE IN NET ASSETS         1,923,956       50,174,079       21,135,003          302,921       5,790,978

               NET ASSETS AT BEGINNING OF YEAR        23,234,133      309,790,185      104,915,346          805,452      17,599,828
                                                   --------------   --------------   --------------   --------------  --------------

                     NET ASSETS AT END OF YEAR     $  25,158,089    $ 359,964,264    $ 126,050,349    $   1,108,373   $  23,390,806
                                                   ==============   ==============   ==============   ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                               Carrying      Unrealized
                                                                                Value        Appreciation        Cost
Series                    Name of Issue                         Shares         (Note A)     (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

   B    Security First Trust Bond Series -- capital shares      6,243,169   $  23,716,229   $  (1,002,074)  $   24,718,303

   G    Security First Trust T. Rowe Price Growth and
           Income Series -- capital shares                     22,614,070   $ 362,197,796   $  10,892,904   $  351,304,892

   T    T. Rowe Price Growth Stock Fund, Inc. --
           capital shares                                       3,848,449   $ 104,677,824   $  (6,929,483)  $  111,607,307

   P    T. Rowe Price Prime Reserve Fund, Inc. --
           capital shares                                       1,153,090   $   1,153,090                   $    1,153,089

   I    T. Rowe Price International Stock Fund, Inc. --
           capital shares                                         991,371   $  14,394,711   $    (434,717)  $   14,829,428


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments
    Fidelity Investments -- VIP Asset Manager
      Portfolio (13,178,750 shares at net asset
      value of $16.00 per share; cost $216,894,460)   $ 210,860,004

    Fidelity Investments -- VIP Growth Portfolio
      (9,734,290 shares at net asset value of $43.65
      per share; cost $382,673,244)                                   $ 424,901,768

    Fidelity Investments -- VIP Index 500 Portfolio
      (1,998,727 shares at net asset value of $149.53
      per share; cost $256,481,716)                                                   $ 298,869,596

    Fidelity Investments -- VIP Overseas Portfolio
      (1,063,784 shares at net asset value of $19.99
      per share; cost $20,998,198)                                                                    $  21,265,044

    Fidelity Investments -- VIP Money Market Portfolio
      (32,585,537 shares at net asset value of $1.00
      per share; cost $32,585,537)                                                                                    $  32,585,537

Receivable from Security First Life Insurance Company
      for purchases                                         222,307         589,932         583,762           4,160          82,899

Other assets                                                  7,517          11,885
                                                      --------------  --------------  --------------  --------------  --------------

                                     TOTAL ASSETS       211,089,828     425,503,585     299,453,358      21,269,204      32,668,436
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

    Payable to Security First Life Insurance Company
      for mortality and expense risk                  $     219,552   $     436,634   $     308,922   $      21,797   $      33,548

    Payable to Security First Life Insurance Company
      for redemptions                                        18,045          51,430          36,157           1,349          29,076

    Payable to Mutual Funds                                 223,917         570,721         483,404           4,582           8,836

    Other liabilities                                                                        83,590                          46,238
                                                      --------------  --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES           461,514       1,058,785         912,073          27,728         117,698
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $ 210,628,314   $ 424,444,800   $ 298,541,285   $  21,241,476   $  32,550,738
                                                      ==============  ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

    Cost to Investors
      Series FA Accumulation Units                    $ 216,662,770
      Series FG Accumulation Units                                    $ 382,216,276
      Series FI Accumulation Units                                                    $ 256,153,405
      Series FO Accumulation Units                                                                    $  20,974,630
      Series FM Accumulation Units                                                                                    $  32,550,738

    Accumulated undistributed income
      Net unrealized appreciation (depreciation)         (6,034,456)     42,228,524      42,387,880         266,846
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $ 210,628,314   $ 424,444,800   $ 298,541,285   $  21,241,476   $  32,550,738
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

    Dividends                                         $  23,779,387   $  50,225,628   $   4,364,384   $   2,574,035   $   2,040,284

    Other investment income (expense)                        41,476          (4,034)         30,918           7,385           3,995
                                                      --------------  --------------  --------------  --------------  --------------

                                                         23,820,863      50,221,594       4,395,302       2,581,420       2,044,279

EXPENSES

    Charges for mortality and expense risk                2,849,585       5,951,183       3,965,907         309,291         436,085
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT INCOME        20,971,278      44,270,411         429,395       2,272,129       1,608,194

INVESTMENT GAINS (LOSSES)

    Realized investment gains                               646,940      11,104,573       7,694,153         570,832

    Change in unrealized depreciation on
      investments during the year                       (33,078,510)   (113,850,063)    (41,938,395)     (8,192,260)
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT LOSSES       (32,431,570)   (102,745,490)    (34,244,242)     (7,621,428)
                                                      --------------  --------------  --------------  --------------  --------------

                INCREASE (DECREASE) IN NET ASSETS
                        RESULTING FROM OPERATIONS     $ (11,460,292) $  (58,475,079)  $ (33,814,847)  $  (5,349,299)  $   1,608,194
                                                      ============== ===============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FA       Series FG       Series FI       Series FO       Series FM
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

    Net investment income                             $  20,971,278   $  44,270,411   $     429,395   $   2,272,129   $   1,608,194

    Realized investment gains                               646,940      11,104,573       7,694,153         570,832

    Change in unrealized depreciation on investments
      during the year                                   (33,078,510)   (113,850,063)    (41,938,395)     (8,192,260)
                                                      --------------  --------------  --------------  --------------  --------------

    Increase (decrease) in net assets resulting from
      operations                                        (11,460,292)    (58,475,079)    (33,814,847)     (5,349,299)      1,608,194


Increase (decrease) in net assets resulting from
      capital unit transactions                          (1,371,126)     32,650,992      27,978,745         606,834      (7,775,965)
                                                      --------------  --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS       (12,831,418)    (25,824,087)     (5,836,102)     (4,742,465)     (6,167,771)

                  NET ASSETS AT BEGINNING OF YEAR       223,459,732     450,268,887     304,377,387      25,983,941      38,718,509
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $ 210,628,314   $ 424,444,800   $ 298,541,285   $  21,241,476   $  32,550,738
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1999

                                                            Series FA      Series FG      Series FI      Series FO      Series FM
                                                          -------------  -------------  -------------  -------------  -------------
OPERATIONS

    Net investment income                                 $ 11,314,738   $ 28,590,613   $    249,807   $    470,778   $  1,174,715

    Realized investment gains                                1,839,949      6,545,755      4,894,662        291,342

    Change in unrealized appreciation on
      investments during the year                            6,030,115     77,794,347     38,917,297      6,748,247
                                                          -------------  -------------  -------------  -------------  -------------

      Increase in net assets resulting
        from operations                                     19,184,802    112,930,715     44,061,766      7,510,367      1,174,715

Increase in net assets resulting from capital
  unit transactions                                         20,710,643     55,264,672     69,176,105        663,884      8,554,036
                                                          -------------  -------------  -------------  -------------  -------------

                       TOTAL INCREASE IN NET ASSETS         39,895,445    168,195,387    113,237,871      8,174,251      9,728,751

                    NET ASSETS AT BEGINNING OF YEAR        183,564,287    282,073,500    191,139,516     17,809,690     28,989,758
                                                          -------------  -------------  -------------  -------------  -------------

                          NET ASSETS AT END OF YEAR       $223,459,732   $450,268,887   $304,377,387   $ 25,983,941   $ 38,718,509
                                                          =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying        Unrealized
                                                                                Value        Appreciation        Cost
Series                Name of Issue                            Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

  FA    Fidelity Investments - VIP Asset Manager Portfolio
          -- capital shares                                    13,178,750   $ 210,860,004   $  (6,034,456)  $ 216,894,460

  FG    Fidelity Investments - VIP Growth Portfolio
          -- capital shares                                     9,734,290   $ 424,901,768   $  42,228,524   $ 382,673,244

  FI    Fidelity Investments - VIP Index 500 Portfolio
          -- capital shares                                     1,998,727   $ 298,869,596   $  42,387,880   $ 256,481,716

  FO    Fidelity Investments - VIP Overseas Portfolio
          -- capital shares                                     1,063,784   $  21,265,044   $     266,846   $  20,998,198

  FM    Fidelity Investments - VIP Money Market Portfolio
          -- capital shares                                    32,585,537   $  32,585,537                   $  32,585,537

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS

Investments

  Security First Trust - U. S. Government
     Income Series (6,432,346 shares at
     net asset value of $5.14 per share;
     cost $33,564,036)                     $  33,084,190

  Security First Trust - Equity Series
     (7,549,558 shares at net asset value
     of $6.57 per share; cost $53,797,012)                $  49,576,690

  Alger American Small Capitalization
     Portfolio (3,143,666 shares at net
     asset value of $23.49 per share; cost
     $110,073,626)                                                       $  73,844,628

  Scudder International Portfolio
     (1,485,587 shares at net asset value
     of $14.26 per share; cost $23,233,084)                                             $  21,184,452

  Fidelity Investments - VIP Contrafund
     Portfolio (9,887,133 shares at net
     asset value of $23.74 per share; cost
     $211,610,157)                                                                                     $ 234,720,527

  Fidelity Investments - VIP Equity Income
     Portfolio (1,494,526 shares at net
     asset value of $25.52 per share; cost
     $34,855,907)                                                                                                     $  38,140,314


Receivable from Security First Life Insurance
     Company for purchases                         1,052          3,198        119,808         58,017        392,653          1,397

Other assets                                       2,400                        91,087                         8,585          2,707
                                           -------------- -------------- -------------- -------------- -------------- --------------

                            TOTAL ASSETS      33,087,642     49,579,888     74,055,523     21,242,469    235,121,765     38,144,418
                                           -------------- -------------- -------------- -------------- -------------- --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
LIABILITIES

     Payable to Security First Life
         Insurance Company for mortality
         and expense risk                  $      32,902  $      48,889  $      77,727  $      22,193  $     247,273  $      41,510

     Payable to Security First Life
         Insurance Company for redemptions         1,880          2,629          9,834          2,583         44,723          2,660

     Payable to Mutual Funds                       3,168            423        221,614         55,065        379,641          3,930

                                           -------------- -------------- -------------- -------------- -------------- --------------

                       TOTAL LIABILITIES          37,950         51,941        309,175         79,841        671,637         48,100
                                           -------------- -------------- -------------- -------------- -------------- --------------

                              NET ASSETS   $  33,049,692  $  49,527,947  $  73,746,348  $  21,162,628  $ 234,450,128  $  38,096,318
                                           ============== ============== ============== ============== ============== ==============
NET ASSETS CONSIST OF:

     Cost to Investors
         Series SU Accumulation Units      $  33,529,538
         Series SV Accumulation Units                     $   53,748,269
         Series AS Accumulation Units                                     $109,975,346
         Series SI Accumulation Units                                                    $ 23,211,260
         Series FC Accumulation Units                                                                  $ 211,339,758
         Series FE Accumulation Units                                                                                 $  34,811,911

     Accumulated undistributed income (loss)
         Net unrealized appreciation
           (depreciation)                       (479,846)    (4,220,322)   (36,228,998)    (2,048,632)    23,110,370      3,284,407
                                           -------------- -------------- -------------- -------------- -------------- --------------

   NET ASSETS APPLICABLE TO OUTSTANDING
                       UNITS OF CAPITAL    $  33,049,692  $  49,527,947  $  73,746,348  $  21,162,628  $ 234,450,128  $  38,096,318
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME

     Dividends                             $   1,886,348  $   7,998,700  $  32,634,579  $   2,215,819  $  28,569,105  $   2,899,282

     Other investment income (expense)               217           (692)        12,716           (181)        27,817         15,354
                                           -------------- -------------- -------------- -------------- -------------- --------------

                                               1,886,565      7,998,008     32,647,295      2,215,638     28,596,922      2,914,636

EXPENSES

     Charges for mortality and expense
       risk                                      406,578        709,890      1,212,709        283,777      3,130,744        505,172
                                           -------------- -------------- -------------- -------------- -------------- --------------

                  NET INVESTMENT INCOME        1,479,987      7,288,118     31,434,586      1,931,861     25,466,178      2,409,464

INVESTMENT GAINS (LOSSES)

     Realized investments gains (losses)        (165,056)     1,369,430       (260,395)       205,604      1,058,354        240,032

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                         2,281,008    (18,347,337)   (59,389,799)    (7,488,180)   (45,710,934)      (152,990)
                                           -------------- -------------- -------------- -------------- -------------- --------------

          NET INVESTMENT GAINS (LOSSES)        2,115,952    (16,977,907)   (59,650,194)    (7,282,576)   (44,652,580)        87,042
                                           -------------- -------------- -------------- -------------- -------------- --------------

      INCREASE (DECREASE) IN NET ASSETS
              RESULTING FROM OPERATIONS    $   3,595,939  $  (9,689,789) $ (28,215,608) $  (5,350,715) $ (19,186,402) $   2,496,506
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                             Series SU       Series SV      Series AS      Series SI      Series FC     Series FE
                                           -------------- -------------- -------------- -------------- -------------- --------------
OPERATIONS

     Net investment income                 $   1,479,987  $   7,288,118  $  31,434,586  $   1,931,861  $  25,466,178  $   2,409,464

     Realized investment gains (losses)         (165,056)     1,369,430       (260,395)       205,604      1,058,354        240,032

     Change in unrealized appreciation
         (depreciation) on investments
         during the year                       2,281,008    (18,347,337)   (59,389,799)    (7,488,180)   (45,710,934)      (152,990)
                                           -------------- -------------- -------------- -------------- -------------- --------------

     Increase (decrease) in net assets
         resulting from operations             3,595,939     (9,689,789)   (28,215,608)    (5,350,715)   (19,186,402)     2,496,506

     Increase (decrease) in net assets
         resulting from capital unit
         transactions                         (2,737,852)    (4,161,595)    14,694,547      7,422,432     33,986,759       (912,631)
                                           -------------- -------------- -------------- -------------- -------------- --------------


TOTAL INCREASE (DECREASE) IN NET ASSETS          858,087    (13,851,384)   (13,521,061)     2,071,717     14,800,357      1,583,875

        NET ASSETS AT BEGINNING OF YEAR       32,191,605     63,079,331     87,267,409     19,090,911    219,649,771     36,512,443
                                           -------------- -------------- -------------- -------------- -------------- --------------

              NET ASSETS AT END OF YEAR    $  33,049,692  $  49,227,947  $  73,746,348  $  21,162,628  $ 234,450,128  $  38,096,318
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1999

                                              Series SU      Series SV      Series AS      Series SI      Series FC      Series FE
                                            -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS

     Net investment income                  $  1,423,038   $  1,343,358   $  6,601,016   $    912,181   $  3,550,255   $    983,163

     Realized investment gains                    54,787      2,002,168        454,345        142,518        916,728        456,712

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                        (2,770,882)     7,136,550     18,105,055      4,956,713     33,147,421        (25,221)
                                            -------------  -------------  -------------  -------------  -------------  -------------

       Increase (decrease) in net assets
         resulting from operations            (1,293,057)    10,482,076     25,160,416      6,011,412     37,614,404      1,414,654

Increase (decrease) in net assets
  resulting from capital unit
  transactions                                 (635,379)    (4,085,736)     5,738,963      3,642,268     43,076,409      5,391,237
                                            -------------  -------------  -------------  -------------  -------------  -------------

              TOTAL INCREASE (DECREASE)
                          IN NET ASSETS       (1,928,436)     6,396,340     30,899,379      9,653,680     80,690,813      6,805,891

       NET ASSETS AT BEGINNING OF YEAR        34,120,041     56,682,991     56,368,030      9,437,231    138,958,958     29,706,552
                                            -------------  -------------  -------------  -------------  -------------  -------------

             NET ASSETS AT END OF YEAR      $ 32,191,605   $ 63,079,331   $ 87,267,409   $ 19,090,911   $219,649,771   $ 36,512,443
                                            =============  =============  =============  =============  =============  =============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying       Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

  SU    Security First Trust U.S.Government Series --
             capital shares                                    6,432,346    $  33,084,190   $    (479,846)  $  33,564,036

  SV    Security First Trust Equity Series --
             capital shares                                    7,549,558    $  49,576,690   $  (4,220,322)  $  53,797,012

  AS    Alger American Small Capitalization Portfolio --
             capital shares                                    3,143,666    $  73,844,628   $ (36,228,998)  $ 110,073,626

  SI    Scudder International Portfolio --
             capital shares                                    1,485,587    $  21,184,452   $  (2,048,632)  $  23,233,084

  FC    Fidelity Investments - VIP Contrafund Portfolio --
             capital shares                                    9,887,133    $ 234,720,527   $  23,110,370   $ 211,610,157

  FE    Fidelity Investments - VIP Equity Income Portfolio
             -- capital shares                                 1,494,526    $  38,140,314   $   3,284,407   $  34,855,907

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD
                                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS

Investments

     Neuberger & Berman Genesis Trust
         (73,741 shares at net asset value
         of $26.75 per share; cost
         $1,646,084)                       $   1,972,570

     Neuberger & Berman Partners Trust
         (90,663 shares at net asset value
         of $16.90 per share; cost
         $1,653,989)                                      $   1,532,199

     Janus Aspen Worldwide Growth Portfolio
         (306,633 shares at net asset value
         of $36.98 per share; cost
         $12,963,182)                                                    $  11,339,276

     MFS Growth With Income Series
         (6,229 shares at net asset value
         of $21.01 per shares; cost
         $130,702)                                                                      $     130,870

     MFS New Research Series (20,745 shares
         at net asset value of $20.80 per
         share; cost $477,830)                                                                         $     431,499

     MFS Discovery Series (29,617 shares
         at net asset value of $16.61 per
         share; cost $533,062)                                                                                        $     491,933

Receivable from Security First Life
     Insurance Company for purchases              11,824         10,492         71,116                           235            122
                                           -------------- -------------- -------------- -------------- -------------- --------------

                           TOTAL ASSETS        1,984,394      1,542,691     11,410,392        130,870        431,734        492,055
                                           -------------- -------------- -------------- -------------- -------------- --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD
                                           -------------- -------------- -------------- -------------- -------------- --------------
LIABILITIES

     Payable to Security First Life
         Insurance Company for mortality
         and expense risk                  $       1,298  $       1,040  $       8,140  $         143  $         465  $         515

     Payable to Security First Life
         Insurance Company                                                                         32             10

     Payable to Mutual Funds                                                    69,645                           345
                                           -------------- -------------- -------------- -------------- -------------- --------------

                      TOTAL LIABILITIES            1,298          1,040         77,785            175            820            515
                                           -------------- -------------- -------------- -------------- -------------- --------------

                             NET ASSETS    $  1,983,096   $   1,541,651  $  11,332,607  $     130,695  $     430,914  $     491,540
                                           ============== ============== ============== ============== ============== ==============
NET ASSETS CONSIST OF:

     Cost to Investors
         Series NG Accumulation Units      $   1,656,610
         Series NP Accumulation Units                     $   1,663,441
         Series JW Accumulation Units                                    $  12,956,513
         Series MFSG Accumulation Units                                                 $     130,527
         Series MFSR Accumulation Units                                                                $     477,245
         Series MFSD Accumulation Units                                                                               $     532,669

     Accumulated undistributed income (loss)
         Net unrealized appreciation
           (depreciation)                        326,486       (121,790)    (1,623,906)           168        (46,331)       (41,129)
                                           -------------- -------------- -------------- -------------- -------------- --------------

   NET ASSETS APPLICABLE TO OUTSTANDING
                       UNITS OF CAPITAL    $  1,983,096   $   1,541,651  $  11,332,607  $     130,695  $     430,914  $     491,540
                                           ============== ============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD*
                                           -------------- -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME

     Dividends                             $      72,729   $     93,911  $   1,062,264  $         685  $       4,341  $       3,222

     Other investment income (expense)             1,661          1,019          4,016           (165)            (3)           595
                                           -------------- -------------- -------------- -------------- -------------- --------------

                                                  74,390         94,930      1,066,280            520          4,338          3,817

EXPENSES

     Charges for mortality and expense
       risk                                       12,254         13,715        104,528          1,113          2,594          3,983
                                           -------------- -------------- -------------- -------------- -------------- --------------

           NET INVESTMENT INCOME (LOSS)           62,136         81,215        961,752           (593)         1,744           (166)



INVESMENT GAINS  (LOSSES)

     Realized investment gains (losses)            5,984        (31,545)       104,451          1,002         (1,578)        (4,653)

     Change in unrealized appreciation
       (depreciation) on investments
       during the year                           330,001        (62,514)    (3,468,611)          (254)       (46,905)       (41,129)
                                           -------------- -------------- -------------- -------------- -------------- --------------

          NET INVESTMENT GAINS (LOSSES)          335,985        (94,059)    (3,364,160)           748        (48,483)       (45,782)
                                           -------------- -------------- -------------- -------------- -------------- --------------

      INCREASE (DECREASE) IN NET ASSETS
              RESULTING FROM OPERATIONS    $     398,121  $     (12,844) $  (2,402,408) $         155  $     (46,739) $     (45,948)
                                           ============== ============== ============== ============== ============== ==============

* Series MFSD commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 2000

                                             Series NG       Series NP     Series JW     Series MFSG    Series MFSR     Series MFSD*
                                           -------------- -------------- -------------- -------------- -------------- --------------
OPERATIONS

     Net investment income (loss)          $      62,136  $      81,215  $     961,752  $        (593) $       1,744  $        (166)

     Realized investment gains (losses)            5,984        (31,545)       104,451          1,002         (1,578)        (4,653)

     Change in unrealized appreciation
        (depreciation) on investments
        during the period                        330,001        (62,514)    (3,468,611)          (254)       (46,905)       (41,129)
                                           -------------- -------------- -------------- -------------- -------------- --------------


     Increase (decrease) in net assets
          resulting from operations              398,121        (12,844)    (2,402,408)           155        (46,739)       (45,948)

Increase (decrease) in net assets resulting
     from capital units transactions             470,312       (180,958)     8,316,465        120,088        462,730        537,488
                                           -------------- -------------- -------------- -------------- -------------- --------------


TOTAL INCREASE (DECREASE) IN NET ASSETS          868,433       (193,802)     5,914,057        120,243        415,991        491,540

      NET ASSETS AT BEGINNING OF PERIOD        1,114,663      1,735,453      5,418,550         10,452         14,923
                                           -------------- -------------- -------------- -------------- -------------- --------------

            NET ASSETS AT END OF PERIOD    $   1,983,096  $   1,541,651  $  11,332,607  $     130,695  $     430,914  $     491,540
                                           ============== ============== ============== ============== ============== ==============

* Series MFSD commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                          Series NG       Series NP       Series JW     Series MFSG*    Series MFSR*
                                                        ------------    ------------    ------------    ------------    ------------
OPERATIONS

      Net investment income (loss)                      $    (4,084)    $   112,061     $   (24,901)    $       (11)    $        43

      Realized investment gains (losses)                    (43,186)          6,155          68,675                             253

      Change in unrealized appreciation
        (depreciation) on investments
        during the period                                    71,114         (18,909)      1,768,384             422             575
                                                        ------------    ------------    ------------    ------------    ------------

        Increase in net assets resulting
          from operations                                    23,844          99,307       1,812,158             411             871

Increase (decrease) in net assets resulting
  from capital unit transactions                            (44,802)        200,852       1,939,234          10,041          14,052
                                                        -----------     -----------     -----------     -----------     -----------

                   TOTAL INCREASE (DECREASE)
                     IN NET ASSETS                          (20,958)        300,159       3,751,392          10,452          14,923

          NET ASSETS AT BEGINNING OF PERIOD               1,135,621       1,435,294       1,667,158
                                                        -----------     -----------     -----------     -----------     -----------

                NET ASSETS AT END OF PERIOD             $ 1,114,663     $ 1,735,453     $ 5,418,550     $    10,452     $    14,923
                                                        ===========     ===========     ===========     ===========     ===========

*Series MFSG and MFSR commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying       Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 NG     Neuberger & Berman Genesis Trust -- capital shares     73,741       $   1,972,570   $     326,486   $   1,646,084

 NP     Neuberger & Berman Partners Trust -- capital shares   90,663       $   1,532,199   $    (121,790)  $   1,653,989

 JW     Janus Aspen Worldwide Growth Portfolio --
                capital shares                                306,633       $  11,339,276   $  (1,623,906)  $  12,963,182

MFSG    MFS Growth With Income Series -- capital shares         6,229       $     130,870   $         168   $     130,702

MFSR    MFS Research Series -- capital shares                  20,745       $     431,499   $     (46,331)  $     477,830

MFSD    MFS New Discovery Series -- capital shares             29,617       $     491,933   $     (41,129)  $     533,062


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
ASSETS

Investments

       AIM VI Capital Appreciation Fund
           (29,217 shares at net asset value of
           $30.84 per share; cost $1,099,942)         $     901,043

       AIM VI Balanced Fund
           (97,815 shares at net asset value of
           $12.47 per share; cost $1,277,517)                         $   1,219,754

       AIM VI Value Fund
           (72,540 shares at net asset value of
           $27.31 per share; cost $2,346,490)                                         $   1,981,061

       AIM VI International Equity Fund
           (40,986 shares at net asset value of
           $20.12 per share; cost $1,035,600)                                                         $     824,642

Receivable from Security First Life Insurance
       company for purchases                                                     60                              47

                                                      --------------  --------------  --------------  --------------

                                     TOTAL ASSETS           901,043       1,219,814       1,981,061         824,689
                                                      --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
LIABILITIES

       Payable to Security First Life Insurance
          Company for mortality and expense risk      $         995   $       1,323   $       2,159   $         893

       Payable to Security First Life Insurance
          Company                                                50               7             206              21
                                                      --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES             1,045           1,330           2,365             914
                                                      --------------  --------------  --------------  --------------

                                       NET ASSETS     $     899,998   $   1,218,484   $   1,978,696   $     823,775
                                                      ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
       Cost to Investors
           Series AC Accumulation Units               $   1,098,897
           Series AB Accumulation Units                               $   1,276,247
           Series AV Accumulation Units                                               $   2,344,125
           Series AI Accumulation Units                                                               $   1,034,733

       Accumulated undistributed loss
           Net unrealized depreciation                     (198,899)        (57,763)       (365,429)       (210,958)
                                                      --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     899,998   $   1,218,484   $   1,978,696   $     823,775
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
INVESTMENT INCOME

       Dividends                                      $      25,292   $       2,241   $      89,883   $      55,125

       Other investment income                                4,547             379           3,798           2,267
                                                      --------------  --------------  --------------  --------------

                                                             29,839           2,620          93,681          57,392

EXPENSES

       Charges for mortality and expense risk                 6,916           8,903          16,508           6,359
                                                      --------------  --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            22,923          (6,283)         77,173          51,033


INVESMENT GAINS  (LOSSES)

       Realized investment gains (losses)                       605           2,977         (12,117)        (17,984)

       Change in unrealized depreciation on
          investments during the year                      (201,205)        (67,022)       (374,013)       (213,779)
                                                      --------------  --------------  --------------  --------------

                            NET INVESTMENT LOSSES          (200,600)        (64,045)       (386,130)       (231,763)
                                                      --------------  --------------  --------------  --------------

                 DECREASE IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $    (177,677)  $     (70,328)  $    (308,957)  $    (180,730)
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series AC       Series AB       Series AV       Series AI
                                                      --------------  --------------  --------------  --------------
OPERATIONS

       Net investment income (loss)                   $      22,923   $      (6,283)  $      77,173   $      51,033

       Realized investment gains (losses)                       605           2,977         (12,117)        (17,984)

       Change in unrealized depreciation of
          investments during the year                      (201,205)        (67,022)       (374,013)       (213,779)
                                                      --------------  --------------  --------------  --------------

       Decrease in net assets resulting from
          operations                                       (177,677)        (70,328)       (308,957)       (180,730)

Increase in net assets resulting from
       capital units transactions                         1,054,942       1,175,770       2,063,523         969,452
                                                      --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS           877,265       1,105,442       1,754,566         788,722

                  NET ASSETS AT BEGINNING OF YEAR            22,733         113,042         224,130          35,053
                                                      --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     899,998   $   1,218,484   $   1,978,696   $     823,775
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                        Series AC*      Series AB*      Series AV*      Series AI*
                                                      --------------  --------------  --------------  --------------
OPERATIONS

       Net investment income                          $         540   $       1,804   $       3,536   $       1,412

       Realized investment gains (losses)                                      (153)          4,557           1,530

       Change in unrealized appreciation on
         investments during the period                        2,307           9,259           8,584           2,822
                                                      --------------  --------------  --------------  --------------

         Increase in net assets resulting
           from operations                                    2,847          10,910          16,677           5,764

Increase in net assets resulting from capital
  unit transactions                                          19,886         102,132         207,453          29,289
                                                      --------------  --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS            22,733         113,042         224,130          35,053

                NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------  --------------

                      NET ASSETS AT END OF PERIOD     $      22,733   $     113,042   $     224,130   $      35,053
                                                      ==============  ==============  ==============  ==============

*Series AC, AB, AV and AI commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

December 31, 2000

                                                                              Carrying
                                                                               Value          Unrealized         Cost
Series                   Name of Issue                         Shares         (Note A)       Depreciation      (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 AC     AIM VI Capital Appreciation Fund -- capital shares     29,217       $     901,043   $    (198,899)  $   1,099,942

 AB     AIM VI Balanced Fund -- capital shares                 97,815       $   1,219,754   $     (57,763)  $   1,277,517

 AV     AIM VI Value Fund -- capital shares                    72,540       $   1,981,061   $    (365,429)  $   2,346,490

 AI     AIM VI International Equity Fund -- capital shares     40,986       $     824,642   $    (210,958)  $   1,035,600

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
ASSETS

Investments
      Federated Equity Income Fund II
        (29,638 shares at net asset value of
        $14.32 per share; cost $476,825)              $     424,415

      Federated High Income Bond Fund II
        (36,929 shares at net asset value of
        $8.46 per share; cost $343,009)                               $     312,419

      Federated American Leaders Fund II
        (43,813 shares at net asset value of
        $20.52 per share; cost $874,117)                                              $     899,049

      Federated Growth Strategies Fund II
        (13,370 shares at net asset value of
        $23.15 per share; cost $400,692)                                                              $     309,518


Receivable from Security First Life Insurance
     Company for purchases                                                                   20,845
                                                      --------------  --------------  --------------  --------------

                                     TOTAL ASSETS           424,415         312,419         919,894         309,518
                                                      --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
LIABILITIES

      Payable to Security First Life Insurance
          Company for mortality and expense risk      $         466   $         342   $         940   $         343

      Payable to Security First Life Insurance
          Company                                               122                              25              59

      Payable to Mutual fund                                                                 20,400
                                                      --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES               588             342          21,365             402
                                                      --------------  --------------  --------------  --------------

                                       NET ASSETS     $     423,827   $     312,077   $     898,529   $     309,116
                                                      ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

      Cost to Investors
        Series FDE Accumulation Units                 $     476,237
        Series FDH Accumulation Units                                 $     342,667
        Series FDA Accumulation Units                                                 $     873,597
        Series FDG Accumulation Units                                                                 $     400,290


      Accumulated undistributed income (loss)
        Net unrealized appreciation (depreciation)          (52,410)        (30,590)         24,932         (91,174)
                                                      --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     423,827   $     312,077   $     898,529   $     309,116
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
INVESTMENT INCOME

      Dividends                                       $         821   $      11,366   $       8,842   $      24,805

      Other investment income (loss)                             14              91              45          (2,257)
                                                      --------------  --------------  --------------  --------------

                                                                835          11,457           8,887          22,548

EXPENSES

      Charges for mortality and expense risk                  2,857           2,908           5,918           4,675
                                                      --------------  --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            (2,022)          8,549           2,969          17,873


INVESMENT GAINS (LOSSES)

      Realized investment gains (losses)                        672          (2,256)            360          10,782

      Change in unrealized appreciation (depreciation)
          on investments during the year                    (54,964)        (30,891)         22,864        (125,287)
                                                      --------------  --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)           (54,292)        (33,147)         23,224        (114,505)
                                                      --------------  --------------  --------------  --------------

      INCREASE (DECREASE) IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $     (56,314)  $     (24,598)  $      26,193   $     (96,632)
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series FDE      Series FDH       Series FDA     Series FDG
                                                      --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income (loss)                    $      (2,022)  $       8,549   $       2,969   $      17,873

      Realized investment gains (losses)                        672          (2,256)            360          10,782

      Change in unrealized appreciation
          (depreciation) on investments
          during the year                                   (54,964)        (30,891)         22,864        (125,287)
                                                      --------------  --------------  --------------  --------------

      Increase (decrease) in net assets
          resulting from operations                         (56,314)        (24,598)         26,193         (96,632)

Increase in net assets resulting from capital
     unit transactions                                      446,276         261,247         811,151         241,774
                                                      --------------  --------------  --------------  --------------


                     TOTAL INCREASE IN NET ASSETS           389,962         236,649         837,344         145,142

                  NET ASSETS AT BEGINNING OF YEAR            33,865          75,428          61,185         163,974
                                                      --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     423,827   $     312,077   $     898,529   $     309,116
                                                      ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                        Series FDE*     Series FDH*     Series FDA*     Series FDG*
                                                      --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income (loss)                    $         (49)  $         110   $        (113)  $         (29)

      Realized investment gains                                                 215

      Change in unrealized appreciation
        on investments during the period                      2,553             301           2,068          34,114
                                                      --------------  --------------  --------------  --------------

        Increase in net assets resulting
          from operations                                     2,504             626           1,955          34,085

Increase in net assets resulting from capital
  unit transactions                                          31,361          74,802          59,230         129,889
                                                      --------------  --------------  --------------  --------------

                      TOTAL INCREASE IN NET ASSETS           33,865          75,428          61,185         163,974

                 NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------  --------------

                       NET ASSETS AT END OF PERIOD    $      33,865   $      75,428   $      61,185   $     163,974
                                                      ==============  ==============  ==============  ==============

*Series FDE, FDH, FDA and FDG commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying        Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 FDE    Federated Equity Income Fund II -- capital shares      29,638       $     424,415   $     (52,410)  $     476,825

 FDH    Federated High Income Bond Fund II -- capital shares   36,929       $     312,419   $     (30,590)  $     343,009

 FDA    Federated American Leaders Fund II -- capital shares   43,813       $     899,049   $      24,932   $     874,117

 FDG    Federated Growth Strategies Fund II -- capital shares  13,370       $     309,518   $     (91,174)  $     400,692

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments
      Oppenheimer Bond Fund (28,192 shares at net
          asset value of $11.25 per share; cost
          $309,293)                                   $     317,161

      Oppenheimer Main Street Growth & Income Fund
          (92,733 shares at net asset value of
          $21.26 per share; cost $2,162,123)                          $   1,971,509

      Oppenheimer Money Fund (897,589 shares at net
          asset value of $1.00 per share; cost
          $897,589)                                                                   $    897,589

      Oppenheimer Strategic Bond Fund (40,259 shares
          at net asset value of $4.69 per share;
          cost $188,638)                                                                              $     188,816

      Oppenheimer Small Capital Growth Fund (11,066
          shares at net asset value of $11.09 per
          share; cost $136,294)                                                                                       $     122,732

Dividends receivable                                                                            772

Receivable from Security First Life Insurance
     Company for purchases                                                   27,749             199               3              42
                                                      --------------  --------------  --------------  --------------  --------------

                                     TOTAL ASSETS           317,161       1,999,258         898,560         188,819         122,774
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

      Payable to Security First Life Insurance
          Company for mortality and expense risk      $         347   $       2,114   $         974   $          197  $         133

      Payable to Security First Life Insurance
          Company for redemptions                                 6              44             474                8

      Payable to Mutual Funds                                                27,200
                                                      --------------  --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES               353          29,358           1,448              205            133
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $     316,808   $   1,969,900   $     897,112   $     188,614   $     122,641
                                                      ==============  ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

      Cost to Investors
          Series OB Accumulation Units                $     308,940
          Series OG Accumulation Units                                $   2,160,514
          Series OM Accumulation Units                                                $     897,112
          Series OS Accumulation Units                                                                $     188,436
          Series OSM Accumulation Units                                                                               $     136,203

      Accumulated undistributed income (loss)
          Net unrealized appreciation (depreciation)          7,868        (190,614)                            178         (13,562)
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     316,808   $   1,969,900   $     897,112   $     188,614   $     122,641
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

      Dividends                                       $       2,513   $      23,921   $      56,613   $       1,844   $       3,055

      Other investment income (expense)                        (322)          1,852           2,239             (33)           (418)
                                                      --------------  --------------  --------------  --------------  --------------

                                                              2,191          25,773          58,852           1,811           2,637

EXPENSES

      Charges for mortality and expense risk                  1,830          15,226          13,740           1,039           1,379
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT INCOME               361          10,547          45,112             772           1,258



INVESMENT GAINS (LOSSES)

      Realized investment losses                               (672)           (622)                           (819)         (7,243)

      Change in unrealized appreciation
          (depreciation) on investments during
          the year                                            7,876        (198,880)                            150         (21,812)
                                                      --------------  --------------  --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)             7,204        (199,502)                           (669)        (29,055)
                                                      --------------  --------------  --------------  --------------  --------------

      INCREASE (DECREASE) IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $       7,565   $    (188,955)  $      45,112   $         103   $     (27,797)
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                        Series OB       Series OG       Series OM       Series OS       Series OSM
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income                           $         361   $      10,547   $      45,112   $         772   $       1,258

      Realized investment losses                               (672)           (622)                           (819)         (7,243)

      Change in unrealized appreciation
          (depreciation) on investments during
          the year                                            7,876        (198,880)                            150         (21,812)
                                                      --------------  --------------  --------------  --------------  --------------

      Increase (decrease) in net assets resulting
          from operations                                     7,565        (188,955)         45,112             103         (27,797)

Increase in net assets resulting from capital unit
      transactions                                          301,247       2,012,482         483,908         175,773         101,350
                                                      --------------  --------------  --------------  --------------  --------------


                     TOTAL INCREASE IN NET ASSETS           308,812       1,823,527         529,020         175,876          73,553

                  NET ASSETS AT BEGINNING OF YEAR             7,996         146,373         368,092          12,738          49,088
                                                      --------------  --------------  --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     316,808   $   1,969,900   $     897,112   $     188,614   $     122,641
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                           Series OB*      Series OG*      Series OM*     Series OS*     Series OSM*
                                                           ----------      ----------      ----------     ----------     ----------
OPERATIONS

      Net investment income (loss)                         $      (5)      $    (115)      $   4,098      $      48      $   2,521

      Realized investment gains (losses)                         (13)            317                             57          1,183

      Change in unrealized appreciation
        (depreciation) on investments
        during the period                                         (8)          8,267                             28          8,250
                                                           ----------      ----------      ----------     ----------     ----------

        Increase (decrease) in net assets
          resulting from  operations                             (26)          8,469           4,098            133         11,954

Increase in net assets resulting from capital
  unit transactions                                            8,022         137,904         363,994         12,605         37,134
                                                           ----------      ----------      ----------     ----------     ----------

                   TOTAL INCREASE IN NET ASSETS                7,996         146,373         368,092         12,738         49,088

              NET ASSETS AT BEGINNING OF PERIOD
                                                           ----------      ----------      ----------     ----------     ----------

                    NET ASSETS AT END OF PERIOD            $   7,996       $ 146,373       $ 368,092      $  12,738      $  49,088
                                                           ==========      ==========      ==========     ==========     ==========

*Series OB, OG, OM, OS and OSM commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying       Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

 OB     Oppenheimer Bond Fund -- capital shares                    28,192   $     317,161   $       7,868   $     309,293

 OG     Oppenheimer Main Street Growth & Income Fund --
               capital shares                                      92,733   $   1,971,509   $    (190,614)  $   2,162,123

 OM     Oppenheimer Money Fund -- capital shares                  897,589   $     897,589                   $     897,589

 OS     Oppenheimer Strategic Bond Fund -- capital shares          40,259   $     188,816   $         178   $     188,638

 OSM    Oppenheimer Small Capital Growth Fund -- capital shares    11,066   $     122,732   $     (13,562)  $     136,294

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
ASSETS

Investments
     Van Kampen Emerging Growth Portfolio
       (21,295 shares at net asset value of
       $41.44 per share; cost $1,090,776)             $     882,458

     Van Kampen Enterprise Portfolio
       (9,833 shares at net asset value of
       $20.28 per share; cost $245,717)                               $     199,421

     Van Kampen Strategic Stock Fund
       (10,007 shares at net asset value of
       $11.96 per share; cost $105,275)                                               $     119,679

Receivable from Security First Life Insurance
     Company for purchases                                      145          20,711
                                                      --------------  --------------  --------------

                                     TOTAL ASSETS           882,603         220,132         119,679
                                                      --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
LIABILITIES

     Payable to Security First Life Insurance
          Company for mortality and expense risk      $         983   $         199   $         135

     Payable to Security First Life Insurance
          Company for redemptions                                30               3               3

     Payable to Mutual Funds                                                 20,400
                                                      --------------  --------------  --------------

                                TOTAL LIABILITIES             1,013          20,602             138
                                                      --------------  --------------  --------------

                                       NET ASSETS     $     881,590   $     199,530   $     119,541
                                                      ==============  ==============  ==============
NET ASSETS CONSIST OF:

     Cost to Investors
        Series VKEM Accumulation Units                $   1,089,908
        Series VKER Accumulation Units                                $     245,826
        Series VKS Accumulation Units                                                 $     105,137


     Accumulated undistributed income (loss)
        Net unrealized appreciation (depreciation)         (208,318)        (46,296)         14,404
                                                      --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $     881,590   $     199,530   $     119,541
                                                      ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
INVESTMENT INCOME

     Dividends                                        $         345   $       5,927   $         748

     Other investment income (expense)                        2,901           1,378            (390)
                                                      --------------  --------------  --------------

                                                              3,246           7,305             358

EXPENSES

     Charges for mortality and expense risk                   7,327           1,839             865
                                                      --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            (4,081)          5,466            (507)


INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses)                      (5,909)         (1,455)          2,027

     Change in unrealized appreciation (depreciation)
          on investments during the year                   (209,548)        (46,296)         14,426
                                                      --------------  --------------  --------------

                    NET INVESTMENT GAINS (LOSSES)          (215,457)        (47,751)         16,453
                                                      --------------  --------------  --------------

      INCREASE (DECREASE) IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $    (219,538)  $     (42,285)  $      15,946
                                                      ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2000

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
OPERATIONS

     Net investment income (loss)                     $      (4,081)  $       5,466   $        (507)

     Realized investment gains (losses)                      (5,909)         (1,455)          2,027

     Change in unrealized appreciation (depreciation)
          on investments during the year                   (209,548)        (46,296)         14,426
                                                      --------------  --------------  --------------

       Increase (decrease) in net assets resulting
         from operations                                   (219,538)        (42,285)         15,946

     Increase in net assets resulting from capital
          unit transactions                               1,086,466         239,780         100,613
                                                      --------------  --------------  --------------

                     TOTAL INCREASE IN NET ASSETS           866,928         197,495         116,559

                  NET ASSETS AT BEGINNING OF YEAR            14,662           2,035           2,982
                                                      --------------  --------------  --------------

                        NET ASSETS AT END OF YEAR     $     881,590   $     199,530   $     119,541
                                                      ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 1999

                                                       Series VKEM     Series VKER     Series VKS
                                                      --------------  --------------  --------------
OPERATIONS

     Net investment income (loss)                     $         125   $          11   $          (4)

     Realized investment gains                                                   20

     Change in unrealized appreciation
       (depreciation) on investments
       during the period                                      1,230                             (23)
                                                      --------------  --------------  --------------

       Increase (decrease) in net assets
         resulting from operations                            1,355              31             (27)

Increase in net assets resulting from capital
  unit transactions                                          13,307           2,004           3,009
                                                      --------------  --------------  --------------

                  TOTAL INCREASE IN NET ASSETS               14,662           2,035           2,982

             NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------

                   NET ASSETS AT END OF PERIOD        $      14,662   $       2,035   $       2,982
                                                      ==============  ==============  ==============

*Series VKEM, VKER, and VKS commenced operations during 1999.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying        Unrealized
                                                                               Value         Appreciation        Cost
Series                   Name of Issue                         Shares         (Note A)      (Depreciation)     (Note B)
------  --------------------------------------------------  --------------  --------------  --------------  --------------

VKEM    Van Kampen Emerging Growth Portfolio --
          capital shares                                       21,295       $     882,458   $    (208,318)  $   1,090,776

VKER    Van Kampen Enterprise Portfolio --
          capital shares                                        9,833       $     199,421   $     (46,296)  $     245,717

VKS     Van Kampen Strategic Stock Fund -- capital shares      10,007       $     119,679   $      14,404   $     105,275

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                                        Series JM       Series RI       Series LS       Series PL       Series PI
                                                      --------------  --------------  --------------  --------------  --------------
ASSETS

Investments
     Metropolitan Series Fund - Janus Midcap Fund
          (46,602 shares at net asset value of
          $23.39 per share; cost $1,516,229)          $   1,090,012

     Metropolitan Series Fund - Russell 2000 Index
          Fund (17,818 shares at net asset value
          of $10.37 per share; cost $218,939)                         $     184,769

     Metropolitan Series Fund - Loomis Sayles High
          Yield Fund (3,559 shares at net asset
          value of $9.00 per share; cost $33,316)                                     $      32,034

     Metropolitan Series Fund - Putnam Large Cap
          Fund (41,872 shares at net asset value
          of $7.30 per share; cost $408,719)                                                          $     305,666

     Metropolitan Series Fund - Putnam International
          Stock Fund (17,201 shares at net asset
          value of $12.39 per share; cost $222,632)                                                                   $     213,123

Receivable from Security First Life Insurance
     Company for purchases                                    1,289                               7             952              60

Other assets                                                  2,823
                                                      --------------  --------------  --------------  --------------  --------------

                                     TOTAL ASSETS         1,094,124         184,769          32,041         306,618         213,183
                                                      --------------  --------------  --------------  --------------  --------------

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000

                                                        Series JM       Series RI       Series LS       Series PL       Series PI
                                                      --------------  --------------  --------------  --------------  --------------
LIABILITIES

      Payable to Security First Life Insurance
          Company for mortality and expense risk      $       3,767   $         583   $         107   $       1,062   $         645

      Payable to Security First Life Insurance
          Company for redemptions                                86             373                              54              93

      Payable to Mutual Funds                                 2,823
                                                      --------------  --------------  --------------  --------------  --------------

                                TOTAL LIABILITIES             6,676             956             107           1,116             738
                                                      --------------  --------------  --------------  --------------  --------------

                                       NET ASSETS     $   1,087,448   $     183,813   $      31,934   $     305,502   $     212,445
                                                      ==============  ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:

      Cost to Investors
         Series JM Accumulation Units                 $   1,513,665
         Series RI Accumulation Units                                 $     217,983
         Series LS Accumulation Units                                                 $      33,216
         Series PL Accumulation Units                                                                 $     408,555
         Series PI Accumulation Units                                                                                 $     221,954

      Accumulated undistributed loss
         Net unrealized depreciation                       (426,217)        (34,170)         (1,282)       (103,053)         (9,509)
                                                      --------------  --------------  --------------  --------------  --------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $   1,087,448   $     183,813   $      31,934   $     305,502   $     212,445
                                                      ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2000

                                                        Series JM*      Series RI*      Series LS*      Series PL*      Series PI*
                                                      --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME

      Dividends                                       $      55,280   $      26,150   $           4                   $         626

      Other investment income (expense)                      (1,754)            (83)              6   $       1,037             (17)
                                                      --------------  --------------  --------------  --------------  --------------

                                                             53,526          26,067              10           1,037             609

EXPENSES

      Charges for mortality and expense risk                  5,703             769             108           1,431             881
                                                      --------------  --------------  --------------  --------------  --------------

                     NET INVESTMENT INCOME (LOSS)            47,823          25,298             (98)           (394)           (272)


INVESMENT GAINS (LOSSES)

      Realized investment gains (losses)                    (12,302)         (2,000)             (7)          8,217            (304)

      Change in unrealized depreciation on
         investments during the period                     (426,217)        (34,170)         (1,282)       (103,053)         (9,509)
                                                      --------------  --------------  --------------  --------------  --------------

                            NET INVESTMENT LOSSES          (438,519)        (36,170)         (1,289)        (94,836)         (9,813)
                                                      --------------  --------------  --------------  --------------  --------------

                 DECREASE IN NET ASSETS RESULTING
                                  FROM OPERATIONS     $    (390,696)  $     (10,872)  $      (1,387)  $     (95,230)  $     (10,085)
                                                      ==============  ==============  ==============  ==============  ==============

*Series JM, RI, LS, PL and PI commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED DECEMBER 31, 2000

                                                        Series JM*      Series RI*      Series LS*      Series PL*      Series PI*
                                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS

      Net investment income (loss)                    $      47,823   $      25,298   $         (98)  $        (394)  $        (272)

      Realized investment gains (losses)                    (12,302)         (2,000)             (7)          8,217            (304)

      Change in unrealized depreciation on
         investments during the period                     (426,217)        (34,170)         (1,282)       (103,053)         (9,509)
                                                      --------------  --------------  --------------  --------------  --------------

        Decrease in net assets resulting from
           operations                                      (390,696)        (10,872)         (1,387)        (95,230)        (10,085)

Increase in net assets resulting from capital unit
      transactions                                        1,478,144         194,685          33,321         400,732         222,530
                                                      --------------  --------------  --------------  --------------  --------------


                     TOTAL INCREASE IN NET ASSETS         1,087,448         183,813          31,934         305,502         212,445

                NET ASSETS AT BEGINNING OF PERIOD
                                                      --------------  --------------  --------------  --------------  --------------

                      NET ASSETS AT END OF PERIOD     $   1,087,448   $     183,813   $      31,934   $     305,502   $     212,445
                                                      ==============  ==============  ==============  ==============  ==============

*Series JM, RI, LS, PL and PI commenced operations during 2000.

The accompanying notes are an integral part of these financial statements.


SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 2000

                                                                              Carrying
                                                                               Value          Unrealized         Cost
Series                   Name of Issue                        Shares         (Note A)       Depreciation      (Note B)
------  --------------------------------------------------  ----------      --------------  --------------  --------------

 JM        Metropolitan Series Fund -
           Janus Midcap Fund -- capital shares                 46,602       $   1,090,012   $    (426,217)  $   1,516,229

 RI        Metropolitan Series Fund -
           Russell 2000 Index Fund- capital shares             17,818       $     184,769   $     (34,170)  $     218,939

 LS        Metropolitan Series Fund -
           Loomis Sayles High Yield Fund -- capital shares      3,559       $      32,034   $      (1,282)  $      33,316

 PL        Metropolitan Series Fund -
           Putnam Large Cap Fund -- capital shares             41,872       $     305,666   $    (103,053)  $     408,719

 PI        Metropolitan Series Fund -
           Putnam International Stock Fund -- capital shares   17,201       $     213,123   $      (9,509)  $     222,632

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B   Cost is determined by using the average cost method.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 1 - BASIS OF PRESENTATION

Security First Life Separate Account A (the "Separate Account") was established on May 29, 1980 as a separate account of Security First Life Insurance Company ("Security Life"), the sponsor company, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is designed to provide annuity benefits pursuant to certain variable annuity contracts (the "Contracts") issued by Security Life.

In accordance with the terms of the Contracts, all payments allocated to the Separate Account by the contract owners must be allocated to purchase shares of any or all of four series of Security First Trust (the "Trust"), a Massachusetts business trust, and thirty-nine mutual funds (the "Investment Companies"). The series of the Trust are Bond Series, T. Rowe Price Growth and Income Series, Equity Series, and U.S. Government Income Series, and the mutual funds are T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price International Stock Fund, Inc., Alger American Small Capitalization Portfolio, Scudder International Portfolio, Fidelity Investments: VIP Asset Manager Portfolio, VIP Growth Portfolio, VIP Index 500 Portfolio, VIP Overseas Portfolio, VIP Contrafund Portfolio, VIP Equity Income Portfolio, VIP Money Market Portfolio; Neuberger & Berman Partners Trust, Neuberger & Berman Genesis Trust, Janus Aspen Worldwide Growth Portfolio; Federated: Equity Income Fund II, American Leaders Fund II, High Income Bond Fund II, Growth Strategies Fund II;
AIM: VI Balanced Fund, VI Capital Appreciation Fund, VI Value Fund, VI International Equity Fund; Oppenheimer: Bond Fund, Strategic Bond Fund, Main Street Growth & Income Fund, Money Fund, Small Capital Growth Fund; MFS: New Research Series, New Discovery Series, Growth With Income Series; Van Kampen:
Emerging Growth Portfolio, Enterprise Portfolio, Strategic Stock Fund; and Metropolitan Series Fund: Janus Midcap Fund, Russell 2000 Index Fund, Loomis Sayles High Yield Fund, Putnam Large Cap Fund, Putnam International Stock Fund. The Trust and the Investment Companies are registered as diversified, open-end management investment companies under the Investment Company Act of 1940. The Separate Account is correspondingly divided into forty-three series of Accumulation Units, Series B, G, SV, SU, T, P, I, AS, SI, FA, FG, FI, FO, FC, FE, FM, NP, NG, JW, FDE, FDA, FDH, FDG, AB, AC, AV, AI, OB, OS, OG, OM, OSM, MFSR, MFSD, MFSG, VKEM, VKER, VKS, JM, RI, LS, PL, and PI relating to investments in each of the Investment Companies, respectively.

All series of the Trust receive administrative services for a fee from Met Investors Advisory Corp. MetLife Distributors, Inc. is the principal underwriter for the Contracts. Security Life, Met Investors Advisory Corp., and MetLife Distributors, Inc. are wholly owned subsidiaries of Security First Group, Inc. ("SFG"), which is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). Investment advice is provided to the Security First Trust
T. Rowe Price Growth and Income Series by T. Rowe Price Associates, Inc., to the Security First Trust Bond Series by Neuberger & Berman, and to the Security First Trust Equity Series and to the Security First Trust U.S. Government Income Series by BlackRock, Inc.

The Separate Account and each series therein are administered and accounted for as part of the business of Security Life. The investment income and capital gains and losses of each Separate Account series are identified with the assets held for that series in accordance with the terms of the Contracts, without regard to investment income and capital gains and losses arising out of any other business Security Life may conduct.

The Separate Account incurs no liability for remuneration to directors, advisory boards, officers, or such other persons who may from time to time perform services for the Separate Account.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS - Investments are carried at fair value, which is determined by multiplying the Investment Companies' shares owned by the Separate Account by the reported net asset value per share of each respective Investment Company. Transactions are recorded on a trade-date basis. Realized investment gains and losses are determined on the average cost basis.

EXPENSES AND CHARGES - The Separate Account accrues charges incurred for the mortality and expense risk assumed by Security Life. The charges are calculated daily by multiplying the value of the assets of the Separate Account by the daily mortality and expense risk rate. Security Life has the option of calling for payment of such charges at any time. The following table illustrates the rates for the respective contracts:

                 CONTRACT TYPE                       ANNUAL RATE    DAILY RATE

         SF 135R2V; SF 224FL; SF 89; SF 234;
             SF 236FL; SF 1700 Contracts                  .89%       .0000244
         SF 228DC Contracts                              1.25%       .0000342
         SF 135R2S Contracts                             1.15%       .0000315
         SF 230; SF 224R1; SF 226R1 Contracts            1.35%       .0000370
         SF 135R2C; SF 137; SF 135PB2 Contracts          1.40%       .0000384

The following charges are deducted from a contract holder's account by Security Life as a capital transaction by reducing the separate account units held, and such charges are not an expense of the Separate Account. An administration charge ("contract charge") is deducted from each contract and paid to Security Life at the end of each contract year prior to the annuity date, and when the entire contract value is withdrawn on any date other than a contract anniversary. In the event that a participant withdraws all or a portion of the participant's account, a contingent deferred sales charge ("CDSC") may be applied to the amount of the contract value withdrawn to cover certain expenses relating to the sale of contracts. The following table illustrates contract charges and CDSC with respect to the various types of contracts:


             MAXIMUM CONTRACT
              CONTRACT TYPE              CHARGE PER YEAR                        CDSC

          SF 236FL                             $12.00            Based on elapsed time since premium received.
                                                                 Terminates on or after 5th anniversary.

          SF 224FL, SF 1700, SF137             $40.00            Based on elapsed time since premium received.
                                                                 Terminates on or after 6th anniversary.

          SF 224R1, SF 230                        *              Based on elapsed time since premium received.
                                                                 Terminates on or after 5th anniversary.

          Group Form 226R1                     $49.00***         Seven percent of premium received.
                                                                 Terminates after 5th anniversary.

          SF 234                               $29.50            Five percent of premium received.
                                                                 Terminates after 6th anniversary.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)


            MAXIMUM CONTRACT
              CONTRACT TYPE            CHARGE PER YEAR                     CDSC
          SF 89, SF228DC                     $19.50         Five percent of premium received.
                                                            Terminates after 6th anniversary.

          SF 135R2V                            **           None

          SF 135R2S, SF 135R2C,
            SF 135PB2                          **           Based on elapsed time since premium received.
                                                            Terminates on or after 7th anniversary.

          * $52.50 (currently being waived); annual administration fee of .10% calculated on average account value (currently included in mortality and risk expense).
          **    Annual administration fee of .15% calculated on average account value (currently included in mortality and risk expense).
          ***   Annual distribution fee of .10% calculated on average account value (currently included in mortality and risk expense).

In addition, transaction charges of $10 are incurred for each surrender or annuitization. Upon conversion of either accumulation or annuity units from one series to another, a $10 conversion charge is incurred. The amount deducted for contract charges and CDSC was $2,860,854 for the year ended December 31, 2000, and $1,889,180 for the year ended December 31, 1999

INCOME RECOGNITION AND REINVESTMENT - Income is recognized as declared payable by the Investment Companies. All distributions received are reinvested in the Investment Companies.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

NOTE 3 - FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of Security Life, which is taxed as a "life insurance company" under the Internal Revenue Code, and as such, Security Life is liable for income taxes, if any, which become payable with respect to the Separate Account's operations.

Separate accounts are generally required to meet certain diversification requirements for their assets. However, separate accounts which solely provide benefits for "pension plan contracts" are exempt from the diversification requirements. Pension plan contracts include: (i) tax qualified plans; (ii) employee annuities; (iii) plans for employees of life insurance companies; (iv) tax sheltered annuities of exempt organizations; (v) individual retirement accounts or annuities; and (vi) deferred compensation plans of certain governmental or tax-exempt organizations. The Contracts issued by Security Life are offered in connection with both pension plan contracts and non-qualified contracts; therefore, the Separate Account is subject to the diversification requirements. Management believes that the Separate Account has met the diversification requirements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 2000:

                                                       ADDITIONS TO CAPITAL                   DEDUCTIONS FROM CAPITAL
                                                      $                UNITS                   $               UNITS
                                               ----------------   ----------------     -----------------  ----------------
SF 135R2C Contracts
-------------------

Series B Accumulation Units                            268,913             28,687             1,108,202           116,478
Series G Accumulation Units                          2,791,588            143,941             3,514,250           184,159
Series FA Accumulation Units                         3,667,468            370,061             3,304,499           342,450
Series FG Accumulation Units                        13,202,458            711,420             5,409,259           299,040
Series FI Accumulation Units                         8,521,248            522,270             4,580,603           289,224
Series FO Accumulation Units                         2,636,723            235,594               570,409            54,053
Series FM Accumulation Units                        19,190,948          2,980,886            22,940,773         3,601,358
Series SU Accumulation Units                           344,387             54,036             1,753,622           283,347
Series AS Accumulation Units                         3,138,448            267,417             2,213,108           189,433
Series SI Accumulation Units                             9,114                789               162,915            12,593
Series FC Accumulation Units                         5,981,345            421,888             3,093,248           201,254
Series FE Accumulation Units                         1,237,672            126,021             2,150,303           214,114
Series SV Accumulation Units                         1,460,991            145,987             2,645,652           234,051
Series PL Accumulation Units                           405,752             87,443                 5,019             1,169
Series JM Accumulation Units                         1,495,497            328,971                17,353             3,935
Series RI Accumulation Units                           194,726             40,083                    41                 9
Series LS Accumulation Units                            33,343              6,680                    22                 4
Series PI Accumulation Units                           224,389             48,190                 1,859               433

SF 226R1: SF 228DC Contracts
----------------------------

Series B Accumulation Units                          1,420,799            145,945             1,256,090           131,964
Series G Accumulation Units                         24,893,051          1,269,434            13,754,709           716,924
Series FA Accumulation Units                        15,231,040          1,537,153             8,883,694           908,991
Series FG Accumulation Units                        44,810,181          2,428,404             6,190,304           350,679
Series FI Accumulation Units                        38,904,517          2,388,357             6,205,567           388,278
Series FO Accumulation Units                           222,856             20,488                65,244             6,017
Series FM Accumulation Units                         4,123,876            639,638             4,687,244           735,604
Series AS Accumulation Units                        14,770,287          1,326,798             1,959,013           188,085
Series SI Accumulation Units                         7,231,046            640,122               631,283            59,097
Series FC Accumulation Units                        33,604,343          2,374,922             6,163,844           455,353

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 2000:

                                                      ADDITIONS TO CAPITAL                    DEDUCTIONS FROM CAPITAL
                                                      $                UNITS                   $               UNITS
                                               ----------------   ----------------      ----------------  ----------------
SF 135R2V;  SF 234; SF 224FL;
-----------------------------
SF 236FL; SF 1700 Contracts
---------------------------

Series B Accumulation Units                            302,763             14,243             2,612,811           123,079
Series G Accumulation Units                          4,610,246             74,619            37,152,917           612,232
Series T Accumulation Units                          8,664,572            120,054            29,656,749           413,802
Series P Accumulation Units                            336,932             21,707               348,058            22,469
Series I Accumulation Units                          1,951,639            154,144             7,574,899           591,099
Series FA Accumulation Units                         2,009,139            207,529             8,512,796           847,314
Series FG Accumulation Units                        10,196,905            551,468            23,567,613         1,255,476
Series FI Accumulation Units                         7,003,888            435,362            18,923,195         1,148,163
Series FM Accumulation Units                         3,292,892            494,570             5,925,391           858,749
Series NP Accumulation Units                           320,146             58,277               501,104            91,652
Series NG Accumulation Units                           780,737            144,340               310,425            61,097
Series JW Accumulation Units                        12,151,086          1,165,127             3,834,621           381,825
Series FC Accumulation Units                         1,641,997            210,583               624,417            80,928

SF 135R2S Contracts
-------------------

Series SU Accumulation Units                           676,041            112,237             2,096,574           333,683
Series SV Accumulation Units                           899,604             72,880             3,893,449           318,976
Series FM Accumulation Units                            91,913             13,938               305,305            47,047
Series FG Accumulation Units                           177,942              9,814             4,077,730           224,688
Series FO Accumulation Units                           102,372             10,858             1,719,464           178,173

SF 224R1; SF 230 Contracts
--------------------------

Series B Accumulation Units                            136,149             14,623               379,349            41,474
Series G Accumulation Units                          4,278,230            207,321             7,485,196           366,220
Series FA Accumulation Units                         3,683,067            375,366             5,260,851           538,763
Series FG Accumulation Units                         8,532,317            465,826             5,074,505           279,417
Series FI Accumulation Units                         4,866,134            296,033             1,632,503           100,364
Series FM Accumulation Units                            80,319             12,424               697,200           110,062
Series SU Accumulation Units                           103,055             15,856                14,933             2,447
Series AS Accumulation Units                         1,175,855             99,344               217,922            21,633
Series SI Accumulation Units                         1,069,771             93,208                93,301             8,512
Series FC Accumulation Units                         3,157,798            222,578               517,215            36,961

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 2000:

                                                    ADDITIONS TO CAPITAL                   DEDUCTIONS FROM CAPITAL
                                                    $                  UNITS                 $                 UNITS
                                            -------------------   ----------------   -------------------  ----------------
SF 137; SF 135PB2 Contracts
---------------------------

Series AC Accumulation Units                         1,055,626            148,423                   684                99
Series AB Accumulation Units                         1,179,965            206,185                 4,195               734
Series AV Accumulation Units                         2,076,396            367,450                12,873             2,440
Series AI Accumulation Units                           974,007            152,353                 4,555               780
Series FDE Accumulation Units                          447,750             82,819                 1,474               260
Series FDH Accumulation Units                          270,966             56,216                 9,719             2,031
Series FDA Accumulation Units                          831,217            174,108                20,066             4,210
Series FDG Accumulation Units                          264,718             35,929                22,944             3,587
Series OB Accumulation Units                           302,957             59,191                 1,710               332
Series OG Accumulation Units                         2,043,492            389,120                31,010             5,881
Series OM Accumulation Units                         9,430,947          1,825,019             8,947,039         1,728,335
Series OS Accumulation Units                           178,438             34,363                 2,665               513
Series OSM Accumulation Units                          104,517             13,849                 3,167               471
Series MFSG Accumulation Units                         123,672             24,571                 3,584               698
Series MFSR Accumulation Units                         464,297             76,731                 1,567               247
Series MFSD Accumulation Units                         542,561             69,517                 5,073               712
Series VKEM Accumulation Units                       1,100,588            123,510                14,122             1,811
Series VKER Accumulation Units                         250,625             41,381                10,845             1,700
Series VKS Accumulation Units                          102,086             24,849                 1,473               340
Series FG Accumulation Units                            50,599              2,725
Series FI Accumulation Units                            24,827              1,521
Series SU Accumulation Units                             3,793                595
Series SV Accumulation Units                            16,912              1,690

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 1999:

                                                   ADDITIONS TO CAPITAL                  DEDUCTIONS FROM CAPITAL
                                                   $                UNITS                 $                 UNITS
                                            -----------------  -----------------   -----------------   ----------------
SF 135 R2C Contracts
--------------------

Series B Accumulation Units                        3,879,029            399,289           1,585,715            163,843
Series G Accumulation Units                       12,441,049            618,218           5,406,268            268,650
Series FA Accumulation Units                       9,823,853          1,039,438           3,600,547            379,593
Series FG Accumulation Units                      13,473,848            894,265           5,232,744            343,925
Series FI Accumulation Units                      19,143,932          1,258,093           4,441,270            287,988
Series FO Accumulation Units                       1,480,737            161,515             751,710             82,596
Series FM Accumulation Units                      52,982,222          8,590,117          52,900,132          8,583,878
Series SU Accumulation Units                       1,788,192            295,180           2,284,710            375,547
Series AS Accumulation Units                       2,240,131            249,539           2,406,702            266,551
Series SI Accumulation Units                          22,407              2,512             231,912             24,944
Series FC Accumulation Units                       9,716,629            767,106           2,872,054            224,635
Series FE Accumulation Units                       8,675,466            855,982           3,284,229            325,767
Series SV Accumulation Units                       1,572,966            168,225           2,919,113            311,965

SF 226R1: SF 228DC Contracts
----------------------------

Series B Accumulation Units                        2,923,431            300,938           1,549,441            159,625
Series G Accumulation Units                       33,841,436          1,673,965           9,794,270            489,339
Series FA Accumulation Units                      19,796,627          2,090,112           7,139,184            752,840
Series FG Accumulation Units                      40,757,122          2,682,362           9,263,010            610,476
Series FI Accumulation Units                      47,159,909          3,099,999           7,574,931            495,426
Series FO Accumulation Units                         153,249             16,488              28,125              3,087
Series FM Accumulation Units                      15,652,202          2,519,092           8,992,449          1,447,514
Series AS Accumulation Units                      10,228,968            985,125           4,657,435            378,287
Series SI Accumulation Units                       5,325,654            374,060           1,796,934             12,789
Series FC Accumulation Units                      39,446,379          2,742,289           7,218,447            209,333

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 1999:

                                                   ADDITIONS TO CAPITAL                  DEDUCTIONS FROM CAPITAL
                                                   $                UNITS                 $                 UNITS
                                            -----------------  -----------------   -----------------   ----------------
SF 135R2V; SF 234; SF 224FL;
----------------------------
SF 236FL; SF 1700 Contracts
---------------------------

Series B Accumulation Units                        1,390,582             66,162           2,065,942             97,959
Series G Accumulation Units                       18,197,048            287,571          20,791,421            331,437
Series T Accumulation Units                       15,196,288            249,527          16,106,643            263,678
Series P Accumulation Units                          639,600             42,834             373,411             24,908
Series I Accumulation Units                        4,012,394            378,745           4,080,178            385,497
Series FA Accumulation Units                       6,477,222            701,781           4,572,921            495,786
Series FG Accumulation Units                      21,806,968          1,489,062           7,898,788            535,205
Series FI Accumulation Units                      20,545,287          1,373,367           9,748,715            645,282
Series FM Accumulation Units                       5,221,313            824,773           4,118,032            651,395
Series NP Accumulation Units                         527,401             96,062             326,549             59,882
Series NG Accumulation Units                         327,116             72,595             371,918             84,365
Series JW Accumulation Units                       2,357,041            317,601             417,807             57,275
Series FC Accumulation Units                       1,489,583            215,929             251,554             36,043

SF 135R2S Contracts
-------------------

Series FG Accumulation Units                         388,358             26,032           3,705,733            250,339
Series FO Accumulation Units                         619,049             82,227             809,316            102,123
Series FM Accumulation Units                         233,264             37,074             303,533             48,350
Series SU Accumulation Units                       1,520,684            250,248           1,786,012            293,616
Series SV Accumulation Units                         486,520             41,774           3,296,787            281,549

SF 224R1; SF 230 Contracts
--------------------------

Series B Accumulation Units                          252,701             27,069             393,436             41,952
Series G Accumulation Units                        5,929,107            278,576           7,450,853            349,422
Series FA Accumulation Units                       4,969,669            532,470           5,044,076            537,353
Series FG Accumulation Units                       9,949,143            660,122           5,105,474            333,783
Series FI Accumulation Units                       7,365,528            482,527           3,350,516            216,338
Series FM Accumulation Units                       3,479,589            558,639           2,700,408            433,379
Series SU Accumulation Units                          61,844              9,991               7,946              1,311
Series AS Accumulation Units                         383,568             41,717              49,567              5,213
Series SI Accumulation Units                         394,838             38,591              71,785              7,556
Series FC Accumulation Units                       3,118,505            246,490             352,632             28,519

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 4 - CAPITAL TRANSACTIONS (CONTINUED)

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

Period ended December 31, 1999:

                                                   ADDITIONS TO CAPITAL                  DEDUCTIONS FROM CAPITAL
                                                   $                UNITS                 $                 UNITS
                                            -----------------  -----------------   -----------------   ----------------
SF 137; SF 135PB2 Contracts
---------------------------

Series AC Accumulation Units                          19,886              3,366
Series AB Accumulation Units                         102,132             19,732
Series AV Accumulation Units                         254,072             46,870              46,619              8,406
Series AI Accumulation Units                          36,471              5,839               7,182              1,012
Series FDE Accumulation Units                         31,361              6,209
Series FDH Accumulation Units                         99,972             20,053              25,170              5,052
Series FDA Accumulation Units                         59,243             12,545                  13                  3
Series FDG Accumulation Units                        129,905             23,320                  16                  2
Series OB Accumulation Units                          11,029              2,197               3,007                601
Series OG Accumulation Units                         143,933             28,584               6,029              1,146
Series OM Accumulation Units                       1,511,091            299,928           1,147,097            227,369
Series OS Accumulation Units                          14,611              2,874               2,006                391
Series OSM Accumulation Units                         44,528              7,316               7,394              1,107
Series MFSG Accumulation Units                        10,041              2,040
Series MFSR Accumulation Units                        18,062              3,276               4,010                707
Series VKEM Accumulation Units                        20,637              2,836               7,330              1,015
Series VKER Accumulation Units                         4,009                687               2,005                344
Series VKS Accumulation Units                          3,009                670
Series FG Accumulation Units                          94,982              6,745
Series FI Accumulation Units                          76,881              4,706
Series SU Accumulation Units                          72,569             11,945
Series SV Accumulation Units                          70,678              7,541

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 5 - UNITS OF CAPITAL

The following are the units outstanding and corresponding unit values as of December 31, 2000:

                                                        UNITS
DESCRIPTION                                          OUTSTANDING      UNIT VALUE
-----------                                          -----------      ----------
SF 135R2C Contracts
-------------------

Series B Accumulation Units                           1,033,278         $ 10.26
Series G Accumulation Units                           2,919,929           21.86
Series FA Accumulation Units                          4,778,120            9.56
Series FG Accumulation Units                          4,482,222           16.12
Series FI Accumulation Units                          4,487,695           15.05
Series FO Accumulation Units                          1,080,859            9.43
Series FM Accumulation Units                          1,653,605            6.58
Series SU Accumulation Units                          2,073,711            6.66
Series AS Accumulation Units                          2,258,099            8.56
Series SI Accumulation Units                            111,129            9.80
Series FC Accumulation Units                          3,420,145           13.36
Series FE Accumulation Units                          3,523,619           10.81
Series SV Accumulation Units                          1,724,252            8.66
Series PL Accumulation Units                             86,274            3.54
Series JM Accumulation Units                            325,036            3.35
Series RI Accumulation Units                             40,074            4.59
Series LS Accumulation Units                              6,676            4.78
Series PI Accumulation Units                             47,757            4.45

SF 226R1: SF 228DC Contracts
----------------------------

Series B Accumulation Units                              671,742          10.28
Series G Accumulation Units                            6,361,071          21.91
Series FA Accumulation Units                          10,471,037           9.58
Series FG Accumulation Units                          12,289,987          16.15
Series FI Accumulation Units                          10,754,745          15.07
Series FO Accumulation Units                              76,224           9.45
Series FM Accumulation Units                           2,125,892           6.62
Series AS Accumulation Units                           6,111,440           8.58
Series SI Accumulation Units                           1,857,179           9.81
Series FC Accumulation Units                          12,984,621          13.39

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 5 - UNITS OF CAPITAL (CONTINUED)

                                                        UNITS
DESCRIPTION                                          OUTSTANDING      UNIT VALUE
-----------                                          -----------      ----------
SF 135R2V; SF 234; SF 224FL; SF 236FL;
--------------------------------------
SF 1700 Contracts
-----------------

Series B Accumulation Units                             189,805         $ 22.41
Series G Accumulation Units                           1,508,070           68.95
Series T Accumulation Units                           1,495,353           70.01
Series P Accumulation Units                              72,165           15.96
Series I Accumulation Units                           1,308,958           11.00
Series FA Accumulation Units                          2,263,581            9.41
Series FG Accumulation Units                          3,896,687           15.82
Series FI Accumulation Units                          2,713,616           14.95
Series FM Accumulation Units                            673,198            6.80
Series NP Accumulation Units                            275,633            5.59
Series NG Accumulation Units                            317,788            6.24
Series JW Accumulation Units                          1,304,672            8.69
Series FC Accumulation Units                            460,717            7.35

SF 135R2S Contracts
-------------------

Series SU Accumulation Units                          2,825,776            6.69
Series SV Accumulation Units                          3,149,494           10.96
Series FM Accumulation Units                            182,492            6.73
Series FG Accumulation Units                          1,650,710           15.98
Series FO Accumulation Units                          1,270,028            8.14

SF 224R1; SF 230 Contracts
--------------------------

Series B Accumulation Units                             194,823            9.89
Series G Accumulation Units                           2,370,012           23.05
Series FA Accumulation Units                          4,584,439            9.47
Series FG Accumulation Units                          4,081,062           16.08
Series FI Accumulation Units                          1,864,452           15.13
Series FM Accumulation Units                            268,458            6.64
Series SU Accumulation Units                             35,062            6.68
Series AS Accumulation Units                            231,214            8.58
Series SI Accumulation Units                            188,401            9.81
Series FC Accumulation Units                            861,364           13.39

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 5 - UNITS OF CAPITAL (CONTINUED)

                                                       UNITS
DESCRIPTION                                          OUTSTANDING      UNIT VALUE
-----------                                          -----------      ----------
SF 137; SF 135PB2 Contracts
---------------------------

Series AC Accumulation Units                            151,690          $ 5.93
Series AB Accumulation Units                            225,183            5.41
Series AV Accumulation Units                            403,474            4.90
Series AI Accumulation Units                            156,400            5.27
Series FDE Accumulation Units                            88,768            4.77
Series FDH Accumulation Units                            69,186            4.51
Series FDA Accumulation Units                           182,440            4.93
Series FDG Accumulation Units                            55,660            5.55
Series OB Accumulation Units                             60,455            5.24
Series OG Accumulation Units                            410,678            4.80
Series OM Accumulation Units                            169,243            5.30
Series OS Accumulation Units                             36,333            5.19
Series OSM Accumulation Units                            19,587            6.26
Series MFSG Accumulation Units                           25,912            5.04
Series MFSR Accumulation Units                           79,052            5.45
Series MFSD Accumulation Units                           68,805            7.14
Series VKEM Accumulation Units                          123,520            7.14
Series VKER Accumulation Units                           40,024            4.99
Series VKS Accumulation Units                            25,179            4.75
Series FG Accumulation Units                              9,470           16.12
Series FI Accumulation Units                              6,227           15.05
Series SU Accumulation Units                             12,540            6.66
Series SV Accumulation Units                              9,231            8.66

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 6 - SUBSEQUENT EVENTS

During February 2001, the Trust reorganized and merged its four funds into the Met Investors Series Trust. Consequently, Security First Trust: Bond Series, T. Rowe Price Growth and Income Series, Equity Series, and U.S. Government Income Series are being merged into the respective Met Investor Series Trust: J.P. Morgan Quality Bond Fund, Lord Abbett Growth and Income Fund, BlackRock Equity Portfolio, and BlackRock U.S. Government Income Portfolio.

In January 2001, SFG announced that it would cease operations in its current Los Angeles location effective on or about June 30, 2001. Following that date, all services previously provided to Security Life by SFG will be provided at a different location or through MetLife or its subsidiaries.

In February 2001, the name of the Separate Account was changed to MetLife Investors USA Separate Account A.

                                   * * * * * *



SECURITY FIRST LIFE
INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY
OF METROPOLITAN LIFE INSURANCE
COMPANY)

Financial Statements as of and for the Years Ended
December 31, 2000 and 1999 and Independent
Auditors' Report

INDEPENDENT AUDITORS' REPORT

Board of Directors
  Security First Life Insurance Company:

We have audited the accompanying balance sheets of Security First Life Insurance Company (the "Company") as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security First Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP
Los Angeles, California
February 5, 2001

SECURITY FIRST LIFE INSURANCE COMPANY

BALANCE SHEETS
DECEMBER 31, 2000 AND 1999 (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------


ASSETS                                                 2000              1999

INVESTMENTS:
  Fixed maturities                                   $1,781,383      $1,838,339
  Mortgage loans                                        423,711         352,760
  Policy loans                                           37,908          32,280
  Short-term investments                                 57,927          66,380
  Other investments                                       1,954           1,452
                                                     -----------     -----------

           Total investments                          2,302,883       2,291,211
                                                     -----------     -----------

CASH AND CASH EQUIVALENTS                                   834           2,557

ACCRUED INVESTMENT INCOME                                27,381          33,423

DEFERRED POLICY ACQUISITION COSTS                       164,905         182,734

OTHER ASSETS:
  Assets held in separate accounts                    1,976,874       2,049,335
  Property under capital lease                            7,780           8,360
  Other                                                   9,817           4,297
                                                     -----------     -----------

           Total other assets                         1,994,471       2,061,992
                                                     -----------     -----------

TOTAL ASSETS                                         $4,490,474      $4,571,917
                                                     ===========     ===========

See accompanying notes to financial statements.


----------------------------------------------------------------------------------------

LIABILITIES AND STOCKHOLDER'S EQUITY                            2000            1999

LIABILITIES:
  Policyholder liabilities                                   $ 2,194,205    $ 2,247,045
  Liabilities related to separate accounts                     1,976,874      2,049,335
  Obligation under capital lease                                  14,377         14,777
  Notes payable to parent                                         35,000         35,000
  Federal income taxes                                            29,014         21,280
  Other                                                            8,992          5,075
                                                             ------------   ------------

           Total liabilities                                   4,258,462      4,372,512
                                                             ------------   ------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
  Preferred stock, $1 par value; authorized, issued and
    outstanding - 200,000 shares                                     200            200
  Common stock, $200 par value; authorized - 15,000 shares
    issued and outstanding - 11,000 shares                         2,300          2,300
  Additional paid-in capital                                      48,047         48,047
  Retained earnings                                              182,206        161,266
  Accumulated other comprehensive loss                              (741)       (12,408)
                                                             ------------   ------------

Total stockholder's equity                                       232,012        199,405
                                                             ------------   ------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                   $ 4,490,474    $ 4,571,917
                                                             ============   ============

See accompanying notes to fiancial statements.

SECURITY FIRST LIFE INSURANCE COMPANY

STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2000 AND 1999 (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                             2000        1999

REVENUES:
  Net investment income                                   $ 168,789   $ 166,907
  Annuity product income                                     39,354      30,282
  Net realized investment gains (losses)                     (7,871)      2,875
                                                          ----------  ----------

           Total revenues                                   200,272     200,064
                                                          ----------  ----------

BENEFITS AND EXPENSES:
  Interest credited to policyholders                        107,576     109,568
  Benefits in excess of policyholder liabilities             10,554       5,451
  Amortization of deferred policy acquisition costs          21,573      23,948
  Operating expenses                                         32,853      30,169
                                                          ----------  ----------

           Total benefits and expenses                      172,556     169,136
                                                          ----------  ----------

INCOME BEFORE INCOME TAX EXPENSE                             27,716      30,928
                                                          ----------  ----------

INCOME TAX EXPENSE:
  Current                                                     1,682       5,706
  Deferred                                                    5,094       3,261
                                                          ----------  ----------

           Total income tax expenses                          6,776       8,967
                                                          ----------  ----------

NET INCOME                                                $  20,940   $  21,961
                                                          ==========  ==========

See accompanying notes to financial statements.


SECURITY FIRST LIFE INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999 (DOLLARS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                        ACCUMULATED
                                                                ADDITIONAL                                 OTHER          TOTAL
                                       PREFERRED     COMMON      PAID-IN    COMPREHENSIVE    RETAINED   COMPREHENSIVE  STOCKHOLDER'S
                                         STOCK       STOCK       CAPITAL    INCOME (LOSS)    EARNINGS   INCOME (LOSS)     EQUITY
BALANCE AT JANUARY 1, 1999            $     200    $   2,200    $  48,147                   $ 149,305     $  27,930     $ 227,782

Recapitalization                                         100         (100)
Dividend to parent                                                                            (10,000)                    (10,000)
Comprehensive income (loss):
  Net income                                                                  $  21,961        21,961                      21,961
  Other comprehensive loss:
    Unrealized investment losses,
      net of related adjustments
      and income taxes                                                          (40,338)                    (40,338)      (40,338)
                                                                             ----------

        Total comprehensive loss                                              $ (18,377)
                                      ----------   ----------   ----------    ==========    ----------    ----------    ----------

BALANCE AT DECEMBER 31, 1999                200        2,300       48,047                     161,266       (12,408)      199,405

Comprehensive income:
  Net income                                                                  $  20,940        20,940                      20,940
  Other comprehensive income:
    Unrealized investment gains,
      net of related adjustments
      and income taxes                                                           11,667                      11,667        11,667
                                                                              ----------

        Total comprehensive income                                            $  32,607
                                      ----------   ----------   ----------    ==========    ----------    ----------    ----------

BALANCE AT DECEMBER 31, 2000          $     200    $   2,300    $  48,047                   $ 182,206     $    (741)    $ 232,012
                                      ==========   ==========   ==========                  ==========    ==========    ==========

See accompanying notes to financial statements.


SECURITY FIRST LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2000 AND 1999 (Dollars in Thousands)
-------------------------------------------------------------------------------------------------

                                                                             2000         1999

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                              $  20,940    $  21,961
  Adjustments to reconcile net income to net cash provided by operating activities:
    Net realized investment (gains) losses                                    7,871       (2,875)
    Depreciation and amortization                                                             73
    Accretion of discount on investments, net                                (2,122)      (1,402)
    Changes in operating assets and liabilities:
      Accrued investment income                                               6,042        3,063
      Deferred policy acquisition costs                                      (4,465)     (12,664)
      Other assets                                                           (4,681)      (2,800)
      Other liabilities                                                       5,256        1,431
                                                                          ----------   ----------

           Net cash provided by operating activities                         28,841        6,787
                                                                          ----------   ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Fixed maturity securities:
    Purchases                                                              (550,405)    (428,007)
    Sales                                                                   642,074      559,455
  Issuances of mortgage loans                                              (102,024)    (194,759)
  Repayments of mortgage loans                                               31,073        7,166
  Issuance of policy loans, net                                              (5,628)      (3,565)
  Net sale (purchase) of:
    Short-term investments                                                    8,453      (15,860)
    Other investments                                                          (867)         (84)
                                                                          ----------   ----------

           Net cash provided by (used in) investing activities               22,676      (75,654)
                                                                          ----------   ----------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Receipts credited to policyholder accounts                                706,625      764,303
  Amounts returned to policyholders                                        (759,465)    (719,456)
  Reduction of capital lease obligation                                        (400)        (354)
  Dividend paid to parent                                                                (10,000)
                                                                          ----------   ----------

           Net cash provided by (used in) financing activities              (53,240)      34,493
                                                                          ----------   ----------

DECREASE IN CASH AND CASH EQUIVALENTS                                        (1,723)     (34,374)

CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                                  2,557       36,931
                                                                          ----------   ----------

CASH AND CASH EQUIVALENTS, END OF YEAR                                    $     834    $   2,557
                                                                          ==========   ==========

See accompanying notes to financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000 AND 1999
--------------------------------------------------------------------------------

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION - Security First Life Insurance Company (the "Company") is a wholly owned subsidiary of Security First Group, Inc. ("SFG"). SFG is a wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). Effective February 2001, the Company changed its name to MetLife Investors USA Insurance Company and SFG changed its name to MetLife Investors Group, Inc. The Company sells a broad range of fixed and variable annuity contracts.

      The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which differ in some respects from statutory accounting practices prescribed or permitted by regulatory authorities (statutory basis).

      INVESTMENTS - Investments are reported on the following bases:

         FIXED MATURITIES - At fair value, which differs from the amortized cost of such investments. Unrealized gains and losses on these investments (net of related adjustments for deferred policy acquisition costs and applicable deferred income taxes) are credited or charged to stockholder's equity and, accordingly, have no effect on net income.

         For those fixed maturities which are mortgage-backed, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. Such adjustment is included in net investment income.

         The Company classifies its fixed maturities as available-for-sale. The Company does not maintain a trading portfolio.

         MORTGAGE LOANS - At amortized cost, net of valuation allowances, if any, which approximates fair value.

         POLICY LOANS - At unpaid balances, which approximate fair value.

         SHORT-TERM INVESTMENTS - At cost, which approximates fair value.

         OTHER INVESTMENTS - At fair value.

      Realized gains and losses on disposal of investments are determined on a specific identification basis.

      CASH AND CASH EQUIVALENTS - Cash equivalents consist of investments in money market funds. The carrying amount of cash equivalents approximates fair value.

      DEFERRED POLICY ACQUISITION COSTS - Deferred policy acquisition costs consist of commissions and other costs of acquiring annuities that vary with and are primarily related to the acquisition of such business. Deferred policy acquisition costs are being amortized in proportion to the present value of estimated future gross margins which includes the impact of realized investment gains and losses.

      POLICYHOLDER LIABILITIES - Policyholder liabilities for two-tier annuities are the lower tier account values. Policyholder liabilities for the Company's single-tier fixed annuity products are the account values. The fair value of policyholder liabilities is estimated at $2,133,958,000 and $2,188,033,000 as of December 31, 2000 and 1999, respectively, assuming all policyholders surrender their policies.

      NOTES PAYABLE - Notes payable are carried at their unpaid balances which approximate fair value because the interest rates on these notes approximate market rates.

      INCOME TAXES - Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Such differences are related principally to the deferral of policy acquisition costs, the valuation of fixed maturities, and the provision for policyholder liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

      SEPARATE ACCOUNTS - The assets held in separate accounts represent funds that are separately administered by the Company pursuant to variable annuity contracts. The liabilities related to separate accounts consist of policyholder liabilities for variable annuities. The separate account assets and liabilities are reported at fair value. The Company receives a fee for administrative services provided to the separate accounts. Investment risks associated with fair value changes are borne by the contract holders.

      ANNUITY REVENUES AND BENEFITS - Annuity product income represents fees earned from policyholders of annuity contracts, including surrender charges, annuitization charges, and administration fees. Benefits in excess of policyholder liabilities consist of the difference between the policyholder account values annuitized during the period and the related policyholder liability balances.

      ESTIMATES - Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgments. Actual results could differ from those estimates.

      NEW ACCOUNTING STANDARDS - Statement of Financial Accounting Standards ("SFAS") SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," is effective for all fiscal years beginning after June 15, 2000. SFAS No. 133, as amended and interpreted, establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. If the derivative is designated in a fair-value hedge, the changes in the fair value of the derivative and the hedged item will be recognized in earnings. If the derivative is designated in a cash-flow hedge, changes in the fair value of the derivative will be recorded in other comprehensive income ("OCI") and will be recognized in the income statement when the hedged item affects earnings. SFAS No. 133 defines new requirements for designation and documentation of hedging relationships as well as ongoing effectiveness assessments in order to use hedge accounting. For a derivative that does not qualify as a hedge, changes in fair value will be recognized in earnings.

      The Company expects that at January 1, 2001, it will record $27,446, net of taxes of $14,779, in OCI as a cumulative transition adjustment for derivatives designated in cash flow-type hedges prior to adopting SFAS No. 133.

      In December 1997, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 97-3, "Accounting for Insurance and Other Enterprises for Insurance Related Assessments." SOP 97-3 provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund and other insurance related assessments. The Company adopted SOP 97-3 effective January 1, 1999. Adoption of SOP 97-3 did not have a material effect on the Company's financial statements.

2.    STATUTORY CAPITAL AND RESTRICTIONS

      The Company is required to file annual statements with various state insurance regulatory authorities on a statutory basis.

      The statutory-basis capital and surplus were $142,423,000 and $129,796,000 at December 31, 2000 and 1999, respectively. Statutory-basis net income was $10,537,000 and $17,066,000, respectively, for the years then ended.

      The Company is incorporated and domiciled in Delaware. The payment of dividends is subject to statutory limitations which are based on statutory-basis net income and surplus levels. At December 31, 2000, the maximum amount of dividends the Company could pay SFG without prior approval from state insurance regulatory authorities is $19,914,000.

      In December 1999, the Company transferred $100,000 of paid-in capital to common stock to comply with state insurance department requirements. As a result of this transfer, the total value of the common stock differs from the par value times the number of shares. This had no impact on the Company's financial position or results of operations.

      In March 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"). The Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The state of Delaware Insurance Department (the "Department") requires the adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The Company believes that the adoption of Codification by the NAIC and the Codification as modified by the Department, as currently interpreted, will not adversely affect statutory capital and surplus as of January 1, 2001.

3.    INVESTMENTS

      Unrealized investment losses reported in the accompanying financial statements are as follows (in thousands):

                                                                DECEMBER 31,
                                                           ---------------------
                                                             2000         1999

         Unrealized investment losses                      $ (2,768)   $(43,010)
         Less:
          Adjustment for deferred policy acquisition costs   (1,627)    (23,921)
          Deferred income taxes                                (400)     (6,681)
                                                           ---------   ---------

         Net unrealized investment losses                  $   (741)   $(12,408)
                                                           =========   =========

      Net realized investment gains (losses) reported in the accompanying financial statements are as follows (in thousands):

                                                                DECEMBER 31,
                                                           ---------------------
                                                             2000         1999

         Fixed maturities:
           Gross gains                                     $ 16,816    $  8,885
           Gross losses                                     (24,872)     (6,018)
                                                           ---------   ---------

                                                             (8,056)      2,867

         Mortgage loans -
           Gross gains                                          185

         Other investments -
           Gross gains                                                        8
                                                           ---------   ---------

         Net realized investment gains (losses)            $ (7,871)   $  2,875
                                                           =========   =========

      Proceeds from sales of fixed maturities are $642,074,000 and $559,455,000 in 2000 and 1999, respectively.

      The amortized cost and fair value of fixed maturities as of December 31, 2000 and 1999 are summarized as follows (in thousands):

                                                             GROSS           GROSS
                                              AMORTIZED    UNREALIZED     UNREALIZED        FAIR
         December 31, 2000                      COST         GAINS          LOSSES          VALUE

         U.S. Treasury securities and
           obligations of U.S. Government
           corporations and agencies         $    22,065   $     1,297    $      (102)   $    23,260
         Debt securities issued by foreign
           governments                            25,781         1,559           (989)        26,351
         Corporate securities                  1,276,554        18,322        (28,255)     1,266,621
         Mortgage-backed securities              459,740         6,595         (1,184)       465,151
                                             ------------  ------------   ------------   ------------

                                             $ 1,784,140   $    27,773    $   (30,530)   $ 1,781,383
                                             ============  ============   ============   ============

         DECEMBER 31, 1999

         U.S. Treasury securities and
           obligations of U.S. Government
           corporations and agencies         $    23,646   $       622    $      (613)   $    23,655
         Debt securities issued by foreign
           governments                            31,525         2,748           (177)        34,096
         Corporate securities                  1,435,111        11,363        (56,600)     1,389,874
         Mortgage-backed securities              391,392         6,878         (7,556)       390,714
                                             ------------  ------------   ------------   ------------

                                             $ 1,881,674   $    21,611    $   (64,946)   $ 1,838,339
                                             ============  ============   ============   ============

      The amortized cost and fair value of fixed maturities by contractual maturity at December 31, 2000, are summarized below. Actual maturities will differ from contractual maturities because certain borrowers have the right to call or prepay obligations.

                                                      AMORTIZED         FAIR
                                                        COST            VALUE
                                                           (IN THOUSANDS)

         Due in one year or less                    $   39,055       $   39,307
         Due after one year through five years         337,882          340,142
         Due after five years through ten years        530,376          520,299
         Due after ten years                           417,087          416,484
         Mortgage-backed securities                    459,740          465,151
                                                    -----------      -----------

                                                    $1,784,140       $1,781,383
                                                    ===========      ===========

      Concentrations of credit risk with respect to fixed maturities are limited due to the large number of issues owned and their dispersion across many different industries and geographic areas. Accordingly, at December 31, 2000, the Company had no significant concentration of credit risk.

      The fair values for fixed maturities are primarily based on values obtained from independent pricing services. Such independent values are not available for private placement securities. The carrying amount of the Company's private placement securities, which is the Company's estimate of fair value, was $293,837,000 and $275,600,000 at December 31, 2000 and
      1999, respectively. In order to determine the carrying value of private placement securities, the Company uses market values of public securities of similar credit quality, yields, coupon rate, maturity, type of issue, and other market data.

      Mortgage loans are collateralized by properties located throughout the United States. At December 31, 2000, approximately 10 percent and 22 percent of the mortgages were collateralized by properties located in New York and California, respectively. All of the mortgage loans at December 31, 2000, are in good standing, and the Company was not holding any valuation allowances related to such loans. Mortgage loans outstanding at December 31 are summarized as follows (in thousands):

                                      2000                      1999

         Commercial         $374,552        88 %       $306,264        87 %
         Agricultural         49,159        12 %         46,496        13 %
                            ---------      -----       ---------      -----

                            $423,711       100 %       $352,760       100 %
                            =========      =====       =========      =====

      The carrying amount of policy loans and mortgage loans approximates fair value because the interest rates on these loans approximate market rates.

      The Company's short-term balances are invested in the Metropolitan Money Market Pool (the "Pool"), which is managed by MetLife for the benefit of its subsidiaries. The Pool invests solely in instruments having a maturity of one year or less. At December 31, 2000 and 1999, the interest rates on the Pool were 6.56 percent and 5.80 percent, respectively.

      The Company has entered into two interest-rate cap agreements with large counterparties for the purpose of minimizing exposure to fluctuations in interest rates in its policyholder liabilities. An interest-rate cap is a contract whereby one party agrees to pay a premium at the inception of the contract in exchange for the assumption of risk that the market interest rate will exceed the cap rate.

      Under the first interest-rate cap agreement, which expires February 9, 2001, the counterparty agrees to pay the Company, on a quarterly basis, an amount by which the 5-year Constant Maturity Treasury Rate exceeds the interest-rate cap of 7.90 percent applied to the notional amount of $250,000,000. The 5-year Constant Maturity Treasury Rate was 4.99 percent as of December 31, 2000, and the fair value of the interest-rate cap as of that date was $225.

      Under the second interest-rate cap agreement which expires December 14, 2003, the counterparty agrees to pay the Company, on a quarterly basis, an amount by which the 5-year International Swaps and Derivative Association Swap Rate exceeds the interest-rate cap of 9.85 percent applied to the notional amount of $120,000,000. The 5-year International Swaps and Derivative Association Swap Rate was 5.98 percent as of December 31, 2000, and the fair value of the interest-rate cap as of that date was $42,000.

      Any income or expense from the interest-rate caps is recorded on an accrual basis as an adjustment to the yield of the related interest-bearing liabilities in the periods covered by the contract. The Company is exposed to a potential loss in the event of non-performance by one of the counterparties, although such non-performance is not anticipated.

      The Company places its temporary cash investments with high-credit quality financial institutions and, by corporate policy, limits the amount of credit exposure to any one financial institution.

      At December 31, 2000, investment securities having an amortized cost of $5,535,000 were on deposit with various states in accordance with state insurance department requirements.

      Investment income by major category of investment is summarized as follows (in thousands):

                                                      2000               1999

         Fixed maturities                          $ 139,283          $ 148,693
         Mortgage loans                               29,301             19,332
         Policy loans                                  1,535              1,806
         Short-term investments                        2,648              2,413
         Other investments                             1,030                303
                                                   ----------         ----------

                                                     173,797            172,547
         Investment expenses                          (5,008)            (5,640)
                                                   ----------         ----------

         Net investment income                     $ 168,789          $ 166,907
                                                   ==========         ==========

      The Company has no significant amounts of non-income producing investments.

4.    NOTES PAYABLE

      Notes payable consist of the following as of December 31, 2000 and 1999 (in thousands):

                                                                   2000         1999

         Surplus note due to SFG, 5% annual interest payable
           monthly, principal payable upon regulatory approval    $25,000     $25,000

         Surplus note due to SFG, interest based on LIBOR plus
           .75%, interest payable monthly, principal payable
           upon regulatory approval (6.56% at December 31, 2000)   10,000      10,000
                                                                  --------    --------

                                                                  $35,000     $35,000
                                                                  ========    ========

      There are no principal payments due on the notes payable during the next five years.

      Interest paid by the Company totaled $1,970,000 in 2000 and $1,063,000 in 1999.

5.    INCOME TAXES

      The liability for federal income taxes includes deferred taxes of $30,261,000 and $18,771,000 at December 31, 2000 and 1999, respectively.
      Significant components of these deferred taxes are as follows (in thousands):


                                                           2000          1999

         Deferred tax liabilities:
           Deferred policy acquisition costs             $54,979        $53,995
           Fixed maturities                                1,200
           Other assets                                    2,930          3,167
                                                         --------       --------
           Total deferred tax liabilities                 59,109         57,162
                                                         --------       --------

         Deferred tax assets:
           Policyholder liabilities                        7,586         11,557
           Liabilities for separate accounts              15,933         17,259
           Fixed maturities                                    -          4,111
           Other liabilities                               5,032          5,172
           Other, net                                        297            292
                                                         --------       --------

           Total deferred tax assets                      28,848         38,391
                                                         --------       --------

         Net deferred tax liabilities                    $30,261        $18,771
                                                         ========       ========


      Income taxes paid by the Company were $5,437,000 in 2000 and $5,225,000 in 1999.

      The following is a reconciliation of the federal income tax at the statutory rate of 35 percent with the income tax provision as shown in the accompanying financial statements (in thousands):

                                                            2000          1999

         Federal income tax at 35%                       $ 9,701        $10,825
         Dividends received deduction                     (4,123)        (1,444)
         Other                                             1,198           (414)
                                                         --------       --------

         Provision for income tax expense                $ 6,776        $ 8,967
                                                         ========       ========

6.    CAPITAL LEASE

      Security First Life has a lease for office space that expires in 2014. This lease is treated as a capital lease for financial reporting purposes.

      The property under capital lease is net of accumulated amortization of $9,641,000 in 2000 and $9,061,000 in 1999. Lease amortization expense was $580,000 in 2000 and 1999.

      The Company subleases space on an annual basis to SFG to use as its home office. Related income offset against the lease costs was $1,709,000 and $1,694,000 for the years ended December 31, 2000 and 1999, respectively. Future payments under the lease are as follows (in thousands):

         2001                                                        $  2,166
         2002                                                           2,166
         2003                                                           2,166
         2004                                                           2,166
         2005                                                           2,166
         Thereafter                                                    18,221
                                                                     ---------

         Total minimum rental payments                                 29,051
         Amount representing interest                                 (14,674)
                                                                     ---------

         Present value of minimum rental payments                    $ 14,377
                                                                     =========


7.    RELATED PARTY TRANSACTIONS

      The Company has marketing and administrative agreements with SFG under which SFG provides most of the Company's marketing and policyholder administration services. Amounts incurred under these agreements were $51,487,000 and $58,595,000 for 2000 and 1999, respectively. A substantial portion of these amounts are commissions and are deferred as policy acquisition costs.

      The Company has management agreements with SFG under which the latter provides certain personnel, administrative services, and office space. Amounts incurred under these agreements were $3,823,000 in 2000 and 1999.

      The Company has marketing and administrative agreements with MetLife under which the latter provides certain marketing and policyholder administration services. Amounts incurred under these agreements were $5,802,000 in 2000 and $7,405,000 in 1999.

      The Company has investment advisory agreements with Security First Investment Management Corporation, a subsidiary of SFG. Fees of $5,466,000 and $5,681,000 were paid in 2000 and 1999, respectively, pursuant to these agreements.

      In June 1999, the Company paid a dividend of $10,000,000 to its parent.

8.    OTHER COMPREHENSIVE INCOME (LOSS)

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                 YEAR ENDED
                                                                                DECEMBER 31,
                                                                           ---------------------
                                                                              2000       1999

         Holding gains (losses) on investments arisingduring the year      $ 10,078    $(59,183)
         Income tax effect on holding losses (gains)                         (3,527)     20,714
         Reclassification adjustments:
           Realized losses (gains) on investments included in net income      7,871      (2,875)
           Income tax effect of realized gains (losses)                      (2,755)      1,006
                                                                           ---------   ---------

         Net unrealized investment gains (losses)                          $ 11,667    $(40,338)
                                                                           =========   =========


9.    SUBSEQUENT EVENTS

      In January 2001, SFG announced that it would cease operations in its current Los Angeles location, effective on or about June 30, 2001. Following that date, all services previously provided to the Company by SFG will be provided at a different location or through MetLife or its subsidiaries.

                                   * * * * * *
                                     - 16 -

Part C                    OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements contained herein

               (1) MetLife Investors USA Separate Account A

                      Part A - Condensed Financial Information
                               Part B - Statement of Assets and Liabilities,
                                        Statement of Operations, Statement of
                                        Changes in Net Assets, Statement of
                                        Investments

               (2) MetLife Investors USA Insurance Company

                      Part B - Depositor's financial statements with notes


          (b) Exhibits

                      (10) Consents of Independent Auditors
                      (13) Organizational Chart

ORGANIZATIONAL STRUCTURE OF Metropolitan Life Insurance Company AND SUBSIDIARIES
                             AS OF December 31, 2000

Metropolitan Life Insurance Company ("Metropolitan") is a wholly-owned subsidiary of MetLife, Inc, a publicly-traded company. The following is a list of subsidiaries of Metropolitan updated as of December 31, 2000. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (DE)

     1.   Metropolitan Property and Casualty Insurance Company (RI)

          a.   Metropolitan Group Property and Casualty Insurance Company (RI)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (United
                    Kingdom)

          b.   Metropolitan Casualty Insurance Company (RI)

          c.   Metropolitan General Insurance Company (RI)

          d.   Metropolitan Direct Property and Casualty Insurance Company (GA)

          e.   MetLife Auto & Home Insurance Agency, Inc. (RI)

          f.   Metropolitan Lloyds, Inc. (TX)

          g.   Met P&C Managing General Agency, Inc. (TX)

          h.   Economy Fire & Casualty Company (RI)

               i.   Economy Preferred Insurance Company (RI)

               ii.  Economy Premier Assurance Company (RI)

          i. American Horizon Holdings Inc. (DE) 29.41% of the shares of American Horizon Holdings Inc. are held by Metropolitan Property and Casualty Insurance Company and 29.41% are held by Conning & Company.

                         i  American Horizon Services, Inc. (DE)

                         ii American Horizon Property & Casualty Insurance
                                  Company. (IL)

                              (1.) Texas American Horizon Insurance Services
                                   Agency, Inc. (TX)

                         iii  American Horizon Insurance Company (AZ)

                               (1.) American Horizon General Agency, Inc. (FL)

                         iv   American Insurance Company of New York (NY)



     2.   Metropolitan Insurance and Annuity Company (DE)

          a.   MetLife Europe I, Inc. (DE)

          b.   MetLife Europe II, Inc. (DE)

          c.   MetLife Europe III, Inc. (DE)

          d.   MetLife Europe IV, Inc. (DE)

          e.   MetLife Europe V, Inc. (DE)

     3.   MetLife General Insurance Agency, Inc. (DE)

          a.   MetLife General Insurance Agency of Alabama, Inc. (AL)

          b.   MetLife General Insurance Agency of Kentucky, Inc. (KY)

          c.   MetLife General Insurance Agency of Mississippi, Inc. (MS)

          d.   MetLife General Insurance Agency of Texas, Inc. (TX)

          e.   MetLife General Insurance Agency of North Carolina, Inc. (NC)


          f.   MetLife General Insurance Agency of Massachusetts, Inc. (MA)

     4.   Metropolitan Asset Management Corporation (DE)

          a. MetLife Capital, Limited Partnership (DE). Partnership interests in MetLife Capital, Limited Partnership are Limited Partnership held by Metropolitan (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

          b. MetLife Capital Credit L.P. (DE). Partnership interests in MetLife Capital Credit L.P. are Limited Partnership held by Metropolitan (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

               1.   MetLife Capital CFLI Holdings, LLC (DE)

                    a.   MetLife Capital CFLI Leasing, LLC (DE)

          c. MetLife Financial Acceptance Corporation (DE). Metropolitan Asset Management Co. Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the non voting common stock of MetLife Financial Acceptance Corporation.

          d. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

          e. MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

          f. MetLife Investments, S.A. (Argentina) 23rd Street Investment, Inc. holds one share of MetLife Investments, S.A.

     5.   SSRM Holdings, Inc. (DE)

          a. State Street Research & Management Company (DE) is the sub-investment manager for the State Street Research Aggressive Growth Portfolio, State Street Research Diversified Portfolio, State Street Research Growth Portfolio, State Street Research Income Portfolio and State Street Research Aurora Small Cap Value Portfolio of Metropolitan Series Fund, Inc.

               i.   State Street Research Investment Services, Inc. (MA)

          b.   SSR Realty Advisors, Inc. (DE)

               i.   Metric Management Inc. (DE)

               ii.  Metric Property Management, Inc. (DE)

                    1. Metric Realty (DE). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

                    2. Metric Colorado, Inc. (CO). Metric Property Management, Inc. holds 80% of the common stock of Metric Colorado, Inc.

               iii. Metric Capital Corporation (CA)

               iv.  Metric Assignor, Inc. (CA)

               v.   SSR AV, Inc. (DE)

     6.   MetLife Holdings, Inc. (DE)

          a.   MetLife Funding, Inc. (DE)

          b.   MetLife Credit Corp. (DE)


     7.   Metropolitan Tower Realty Company, Inc. (DE)

     8.   Security First Group, Inc. (DE)

          a.   Security First Life Insurance Company (DE)

          b.   Security First Insurance Agency, Inc. (MA)

          c.   Security First Insurance Agency, Inc. (NV)

          d.   Security First Group of Ohio, Inc. (OH)

          e.   MetLife Distributors, Inc. (DE)

          f.   Met Investment Advisory Corp. (DE)

          g.   Security First Financial Agency, Inc. (TX)

     9.   MetLife (India) Private Ltd. (India)

    10.   Metlife CC Holding Company (DE)

          a. Conning Corporation (MO) 39.6% of the voting shares of Conning Corporation are held by MetLife CC Holding Company and 60.4% are held by Gen Am Holding Company.

               i.   Conning, Inc. (DE)

                    (1.) Conning & Company (CT)

                    (a)  Conning Asset Management Company (MO)



     11.  VirtualFinances.com, Inc. (DE)

B.   Metropolitan Tower Life Insurance Company (DE)

C.   MetLife Security Insurance Company of Louisiana (LA)

D.   MetLife Texas Holdings, Inc. (DE)

          1.   Texas Life Insurance Company (TX)

               a.   Texas Life Agency Services, Inc. (TX)

               b.   Texas Life Agency Services of Kansas, Inc. (KS)

E.   MetLife Securities, Inc. (DE)

F.   23rd Street Investments, Inc. (DE)

          1. Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

          2. Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

               a.   Coating Technologies International, Inc (DE).

G. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

          1.   Seguros Genesis, S.A. (Spain)

          2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

H.   MetLife Saengmyoung Insurance Company Ltd. (Korea).

I.   Metropolitan Life Seguros de Vida S.A. (Argentina)

J.   Metropolitan Life Seguros de Retiro S.A. (Argentina).

K.   MetLife Holdings Luxembourg S.A. (Luxembourg)

L.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

M.   MetLife International Holdings, Inc. (DE)

          1.   MetLife Insurance Company of the Philippines, Inc. (Philippines).
          2.   Natiloportem Holdings, Inc. (DE)
                    a. Servicios Adminstrativos Gen, S.A. de C.V. One share of Servicios Adminstrativos Gen, S.A. de C.V. is held by a nominee of Natiloportem Holdings, Inc.

N.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

O.   Metropolitan Marine Way Investments Limited (Canada)

P. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (94.3%) and by an entity (5.7%) unaffiliated with Metropolitan.

Q. Seguros Genesis S.A. (Mexico) Metropolitan holds 85.49%, Metropolitan Tower Corp. holds 7.31% and Metropolitan Asset Management Corporation holds 7.20%.

R.   Metropolitan Life Seguros de Vida S.A. (Uruguay).

S.   Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)


T.   Hyatt Legal Plans, Inc. (DE)

          1.   Hyatt Legal Plans of Florida, Inc. (FL)

U. One Madison Merchandising L.L.C. (CT) Ownership of membership interests in One Madison Merchandising L.L.C. is as follows:
     Metropolitan Life Insurance Company owns 99% and Metropolitan Tower Corp. owns 1%.

V.   Metropolitan Realty Management, Inc. (DE)

          1.   Edison Supply and Distribution, Inc. (DE)

          2.   Cross & Brown Company (NY)

               a.   CBNJ, Inc. (NJ)

W.   MetPark Funding, Inc. (DE)

X.   Transmountain Land & Livestock Company (MT)

Y.   MetLife Trust Company, National Association. (United States)


Z. Benefit Services Corporation (GA)

A.A. G.A. Holding Corporation (MA)

A.B. CRH., Co, Inc. (MA)

A.C. 334 Madison Euro Investments, Inc. (DE)

          1. Park Twenty Three Investments Company (United Kingdom) 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited

               a. Convent Station Euro Investments Four Company (United Kingdom) 1% voting control of Convent Station Euro Investments Four Company (United Kingdom) is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

A.D. L/C Development Corporation (CA)

A.E. One Madison Investments (Cayco) Limited (Cayman Islands). 1% Voting
     Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.

A.F. New England Portfolio Advisors, Inc. (MA)

A.G. CRB Co., Inc. (MA). (AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.)


A.H. St. James Fleet Investments Two Limited (Cayman Islands). Metropolitan
     Life Insurance Company owns 34% of St. James Fleet Investments Two
          Limited.

A.I. MetLife New England Holdings, Inc. (DE)

          1.   Fulcrum Financial Advisors, Inc. (MA)

          2.   New England Life Insurance Company (MA)

               a.   New England Life Holdings, Inc. (DE)

                    i.   New England Securities Corporation (MA)

                         (1)  Hereford Insurance Agency, Inc. (MA)

                         (2)  Hereford Insurance Agency of Alabama, Inc. (AL)

                         (3)  Hereford Insurance Agency of Idaho, Inc. (ID)

                         (4)  Hereford Insurance Agency of Minnesota, Inc. (MN)

                         (5)  Hereford Insurance Agency of New Mexico, Inc. (NM)

                         (6)  Hereford Insurance Agency of Wyoming, Inc. (WY)

                         (7)  Hereford Insurance Agency of Hawaii, Inc. (HI)

                    ii. N.L. Holding Corp. (DEL) (NY)

                         (1)  Nathan & Lewis Securities, Inc. (NY)

                         (2)  Nathan & Lewis Associates, Inc. (NY)

                              (a)  Nathan and Lewis Insurance Agency of
                                   Massachusetts, Inc. (MA)

                              (b)  Nathan and Lewis Associates of Texas, Inc.
                                   (TX)

                         (3)  Nathan & Lewis Associates-Arizona, Inc. (AZ)

                         (4)  Nathan & Lewis of Nevada, Inc. (NV)

                    iii.  New England Investment Management Inc.

               b.  Omega Reinsurance Corporation (AZ)

               c.   New England Pension and Annuity Company (DE)

               d.   Newbury Insurance Company, Limited (Bermuda)

      3.   Nvest Corporation (MA)


A.J. GenAmerica Financial Corporation (MO)

               1.   General American Life Insurance Company (MO)

                    a.   Paragon Life Insurance Company (MO)

                    b.   Security Equity Life Insurance Company (NY)

                    c.   Cova Corporation (MO)

                         i.   Cova Financial Services Life Insurance Company
                              (MO)

                              (1)  Cova Financial Life Insurance Company (CA)

                              (2)  First Cova Life Insurance Company (NY)

                         ii.  Cova Life Management Company (DE)

                              (1)  Cova Investment Advisory Corporation (IL)

                              (2)  Cova Investment Allocation Corporation (IL)


                              (3)  Cova Life Sales Company (DE)

                              (4)  Cova Life Administration Services Company
                                   (IL)

                    d.   General Life Insurance Company (TX)

                         i.   General Life Insurance Company of America (IL)

                    e.   Equity Intermediary Company (MO)

                         i. Reinsurance Group of America, Incorporated. (MO) 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company. 48.3% is held by Equity Intermediary Company.

                              (1)  Reinsurance Company of Missouri Incorporated
                                   (MO)

                                   a.   RGA Reinsurance Company (MO)

                                      i. Fairfield Management Group, Inc. (MO)

                                          (1) Reinsurance Partners, Inc. (MO)

                                          (2) Great Rivers Reinsurance
                                               Management, Inc. (MO)

                                          (3) RGA (U.K.) Underwriting Agency
                                               Limited (United Kingdom)

                              (2) Triad Re, Ltd. (Barbados) Reinsurance Group of America, Incorporated owns 100% of the preferred stock of Triad RE, Ltd. and 67% of the common stock.

                              (3)  RGA Americas Reinsurance Company, Ltd.
                                   (Barbados)

                              (4)  RGA Reinsurance Company (Barbados) Ltd.
                                   (Barbados)

                                   a. RGA Financial Group, L.L.C. (DE) 80% of
                                      RGA Financial Group, L.L.C. is owned by
                                      RGA Reinsurance Company (Barbados) Ltd.
                                      (Barbados)

                              (5)  RGA International Ltd. (Canada)

                                   a.  RGA Financial Products Limited (Canada)

                                   b.  RGA Canada Management Company, Ltd.
                                       Canada)

                                        i.  RGA Life Reinsurance Company of
                                             Canada (Canada)

                              (6)  Benefit Resource Life Insurance Company
                                   (Bermuda) Ltd. (Bermuda)

                              (7)  RGA Holdings Limited (United Kingdom)

                                   a.  RGA Managing Agency Limited (United
                                        Kingdom)

                                   b.  RGA Capital Limited (United Kingdom)

                                   c.  RGA Reinsurance (UK) Limited (United
                                       Kingdom)

                              (8) RGA South African Holdings (Pty) Ltd. (South Africa)

                                   a.  RGA Reinsurance Company of South Africa
                                        Limited (South Africa)

                              (9)  RGA Australian Holdings Pty Limited
                                   (Australia)

                                   a.  RGA Reinsurance Company of Australia
                                        Limited (Australia)

                              (10) General American Argentina Seguros de Vida,
                                   S.A. (Argentina)

                              (11) RGA Argentina, S.A. (Argentina)

                              (12) Regal Atlantic Company (Bermuda) Ltd.
                                    (Bermuda)

                              (13) Malaysia Life Reinsurance Group Berhad.
                                   (Malaysia) Reinsurance Group of America,
                                   Incorporated owns 30% of Malaysia Life
                                   Reinsurance Group Berhad.


                    f.   GenAm Holding Company (DE)

                         i.   Krisman, Inc. (MO)

                         ii.  Genelco Asia Pacifica Limited (Hong Kong)

                         iii. Genelco de Mexico S.A. de C.V. (Mexico) 99% of the
                              shares of Genelco de Mexico S.A. de C.V. are held by Krisman, Inc. and 1% is held by General American Life Insurance Company.

                         iv.  White Oak Royalty Company (OK)

                         v.   GM Marketing Incorporated (MO)

                              (a)  Stan Mintz Associates, Inc. (WI)

                              (b) GenMark Insurance Agency of Massachusetts, Inc. (MA)

                              (c)  GenMark Insurance Agency of Ohio, Inc. (OH)

                              (d)  GenMark Insurance Agency of Texas, Inc. (TX)


                    g.   John S. McSwaney & Asscoiates, Inc. (ND)

2.   Collaborative Strategies, Inc. (MO)

3.   Missouri Reinsurance (Barbados) Inc. (Barbados)

4.   GenAmerica Capital I (DE)


5. GenAmerica Management Corporation (MO) 22.5% of the voting shares of the GenAmerica Management Corporation are owned by General American Life Insurance Company and 10% of the voting shares of the GenAmerica Management Corporation are owned by A.G. Edwards. 67% of the common stock is owned by GenAmerica Financial Corporation.

6.   Walnut Street Securities, Inc. (MO)

     a.   WSS Insurance Agency of Alabama, Inc. (AL)

     b.   WSS Insurance Agency of Massachusetts, Inc. (MA)

     c.   WSS Insurance Agency of Nevada, Inc. (NV)

     d.   WSS Insurance Agency of Ohio, Inc. (OH)

     e.   WSS Insurance Agency of Texas, Inc. (TX)

     f.   Walnut Street Advisers, Inc. (MO)

7.   General American Distributors, Inc. (MO)


A.K. Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)


A.L. MetLife Central European Services Spolka z Organiczona odpowiedzialmoscia
     (Poland)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

     In addition to the entities shown on the organizational chart, Metropolitan (or where indicated, a subsidiary) also owns interests in the following entities:

          1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan-owned facilities and airplanes. It is not engaged in any business.

          2) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

          3) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

          4) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

          5) Metropolitan directly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP.
     (DEL), an indirect wholly owned subsidiary of Metropolitan.

          6) 100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

          7) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

          8) New England Securities Corporation owns 100% of the non-voting preferred stock of Hereford Insurance Agency of Ohio, Inc., an insurance agency. 100% of the voting common stock of this company is held by an officer who has agreed to vote such shares at the direction of New England Securities Corporation, an indirect wholly owned subsidiary of Metropolitan.

          9) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBISIDIARIES HAVE ALSO BEEN OMITTED.

Item 25.    Directors and Officers of the Depositor

The officers and directors of MetLife Investors USA Insurance Company are listed below. Their principal business address is 610 Newport Center Drive, Newport Beach, California 92660.


Name                                       Position and Offices with Depositor
----                                       -----------------------------------
Mary Ann Brown                             Chairman of the Board and Director
John K. Bruins                             Director
Daniel J. Cavanagh                         Director
Margaret C. Fechtmann                      Director
David Y. Rogers                            Director
Anthony J. Williamson                      Director
Joseph W. Jordan                           Director
Richard C. Pearson                         Director and President
Brian J. Finneran                          Senior Vice President
Jane F. Eagle                              Senior Vice President and Chief
                                            Financial Officer
Anthony J. Williamson                      Senior Vice President, Chief
                                            Investment Officer
George R. Bateman                          Vice President
Roberta G. Isaeff                          Vice President
Ronald Plafkin                             Vice President
William G. Spangler                        Vice President
James C. Turner                            Vice President, Assistant Secretary
Leo Brown                                  Assistant Vice President
Steven J. Brash                            Assistant Vice President
Cheryl J. Finney                           Associate General Counsel, Vice
                                            President, and Assistant Secretary
Patrizia DiMolfetta                        Controller
James Bossert                              Assistant Controller
George J. Olah                             Treasurer
Louis Ragusa                               Secretary
Richard G. Mandel                          Assistant Secretary
Eugene A. Capobianco                       Assistant Vice President
Joseph A. Zdeb                             Assistant Vice President
Harold B. Leff                             Assistant Vice President
Robert E. Dehais                           Assistant Vice President

Item 26. Persons Controlled by or under Common Control with Depositor of Registrant

The Registrant is a Separate Account of MetLife Investors USA Insurance Company ("depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see Exhibit 13.

Item 27.    Number of Contract Owners

As of March 31, 2001, there were 13,941 owners of the Contracts which are the subject of this post-effective amendment.

Item 28.    Indemnification

None

Item 29.    Principal Underwriters

MetLife Investors Distribution Company is the principal underwriter for MetLife Investors USA Separate Account A.

The following are the directors and officers of MetLife Investors Distribution Company. Their principal business address is 610 Newport Center Drive, Newport Beach, California 92660.


Name                            Position with Underwriter
----                            -------------------------
Richard C. Pearson              Director, Chairman, and President
Jane F. Eagle                   Director, Senior Vice President, Treasurer, and
                                  Chief Financial Officer
Brian J. Finneran               Senior Vice President
James C. Turner                 Vice President and Assistant Secretary
Cheryl J. Finney                Director, Vice President and Assistant Secretary
Gary A. Virnick                 Vice President and Supervisor of Compliance



Name of             Underwriting    Compensation on
Principal           Discount and    Redemption or     Brokerage
Underwriter         Commissions*    Annuitization     Commission    Compensation
-----------         ------------    -------------     ----------    ------------
MetLife Investors
Distribution Company    None            None              None          None


*Fee paid by MetLife Investors USA Insurance Company for serving as underwriter.



Item 30.    Location of Accounts and Records

MetLife Investors Distribution Company, underwriter for the registrant, is located at 610 Newport Center Drive, Newport Beach, California 92660. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

MetLife Investors USA Insurance Company, the depositor for the registrant, is located at 610 Newport Center Drive, Newport Beach, California 92660. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and as custodian for the Registrant.

MetLife Investors Group, Inc. is located at 610 Newport Center Drive, Newport Beach, California 92660. It performs substantially all of the recordkeeping and administrative services in connection with the Registrant.

Item 31.    Management Services

Not applicable.

Item 32.    Undertakings

Registrant makes the following undertaking:

MetLife Investors USA represents that the fees and charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MetLife Investors USA.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on this 23rd day of April 2001.

                                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                                           (Registrant)

                                    METLIFE INVESTORS USA INSURANCE COMPANY
                                           (Sponsor)


                                    By     /s/ Richard C. Pearson
                                           ----------------------
                                           Richard C. Pearson, President

As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                               Title                              Date


/s/ Richard C. Pearson              President, Chief Executive        April 23, 2001
-----------------------------       Officer, & Director
Richard C. Pearson


/s/ Jane F. Eagle                   Senior Vice President &           April 23, 2001
-----------------------------       Chief Financial Officer
Jane F. Eagle


Mary Ann Brown*                     Chairman of the Board &           April 23, 2001
-----------------------------       Director
Mary Ann Brown


John K. Bruins*                     Director                          April 23, 2001
-----------------------------
John K. Bruins


Daniel J. Cavanagh*                 Director                          April 23, 2001
-----------------------------
Daniel J. Cavanagh


Margaret C. Fechtmann*              Director                          April 23, 2001
-----------------------------
Margaret C. Fechtmann

                                    Director                          ________, 2001
-----------------------------
Joseph W. Jordan


                                    Director                          ________, 2001
-----------------------------
David Y. Rogers

Anthony J. Williamson       *       Director                          April 23, 2001
-----------------------------
Anthony J. Williamson


/s/ Richard C. Pearson
-----------------------------
*(Richard C. Pearson as
Attorney-in-Fact for each
of the persons indicated)